[Graphic]

RICHARD B. FISHER

President

Federated World Utility Fund

President's Message

Dear Fellow Shareholder:

Federated World Utility Fund was created in 1994, and I am pleased to present its sixth Semi-Annual Report. As of May 31, 1999, the fund's net assets totaled $89.5 million, and were invested in over 60 stocks (both domestic and international holdings) in 14 countries. 1 These companies provide electric ity, heat, water and telecommunications services in both developed and emerg ing markets. Ownership of utilities of developed countries can earn attractive dividends, while utilities in the emerging markets offer growth potential.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Richard Lazarchic, Vice President of Federated Global Investment Management Corp. Following his dis cussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's utility investments, and third is the publication of the fund's financial statements.

The fund continued its record of strong performance and was one of the most competitive global utility funds in the country during the reporting period. Due to a strong environment for international utilities and good security selection, the fund recorded double-digit total return performance. In fact, the fund outperformed the overall global utilities market as well as the average return of the 100 utility funds tracked by Lipper Analytical Services, Inc. 2

1 Funds whose investments are concentrated in a specific industry may be sub ject to a higher degree of market risk than funds whose investments are diversified. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. Lipper returns do not take sales charges into account.

Individual share class total return performance for the six-month reporting period, including capital gains, follows. 3



                 TOTAL RETURN   CAPITAL GAIN   NET ASSET VALUE INCREASE
Class A Shares   15.26%         $1.30          $16.24 to $17.20 = 6%
Class B Shares   14.94%         $1.30          $16.19 to $17.14 = 6%
Class C Shares   14.86%         $1.30          $16.21 to $17.15 = 6%


We trust that you were pleased with the positive performance of your invest ment in Federated World Utility Fund. Thank you for joining the fund's grow ing number of shareholders.

Remember, adding to your account on a regular basis and reinvesting your dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding from the shares you buy today. 4

As always we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 8.89%, 9.44%, and 13.86%, respectively.

4 Systematic investing does not ensure a profit or protect against loss in declining markets.

[Graphic]

Richard Lazarchic

Vice President

Federated Global Investment Management Corp.

Investment Review

GLOBAL UTILITIES CONTINUED TO PERFORM WELL THROUGH THE FIRST HALF OF THE FUND'S FISCAL YEAR. WHAT ARE YOUR COMMENTS ON THE REPORTING PERIOD?

There was a dichotomy in the utility area during this reporting period with telecommunications and related stocks doing well, and electric utility stocks lagging until late in the reporting period, when a rotation developed to cyclical and yield stocks.

HOW DID FEDERATED WORLD UTILITY FUND PERFORM OVER THE SIX-MONTH REPORTING
PERIOD?

For the six-month reporting period ended May 31, 1999, the fund delivered strong total returns of 15.26% for Class A Shares, 14.94% for Class B Shares and 14.86% for Class C Shares, based on net asset value. 1 These returns were greater than the 11.66% return of the 100 utility funds tracked by Lipper Analytical Services, Inc. The fund's returns were also greater than the 13.43% return of the overall world utility market as measured by FT Actuaries/S&P Global Utility Index.2

1 Performance quoted represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 8.89%, 9.44%, and 13.86%, respectively.

2 The FT/S&P Actuaries Global Utility Index is an unmanaged, market cap-weighted index of utility securities from 24 countries, both developed and emerging markets, with approximately 174 companies. Investments cannot be made in an index.

WHAT ACCOUNTED FOR THE FUND'S OUTPERFORMANCE DURING THE REPORTING PERIOD?

Federated World Utility Fund had large weightings in companies like Frontier and Airtouch Communications which were subsequently sold, and MCI WORLDCOM (5.46% of net assets), which owns fiber networks that are being used to run internet applications and transmit corporate data. We benefited from having large weightings in telephone equipment companies like LUCENT (1.78% of net assets) and CISCO (1.83% of net assets).

WHAT WERE SOME OF THE FUND'S RECENT UTILITY PURCHASES?

Our recent purchases included the following:

CABLE & WIRELESS OPTUS (0.87% of net assets): Cable & Wireless provides com munication and telecommunication services in Australia. Services provided by the company include: mobile communications services, national and interna tional long distance services, local telephone services, business network services, internet services, premium television services, home and business services, and enterprise and industry services.

GLOBAL TELESYSTEMS GROUP, INC. (2.38% of net assets): Global is a European integrated telecommunications services company. The company provides: broad band and internet protocol-based services, carriers' carrier and internet service provider services, international and domestic long distance, local exchange carrier services, mobile, and internet services.

SPRINT CORPORATION (2.96% of net assets): Sprint provides telecommunications services which include: long distance service, local service, product dis tribution, and directory publishing activities. Sprint's other activities include: emerging businesses, interests in international telecommunications companies, and interest in an internet service provider.

METROMEDIA FIBER NETWORK, INC. (1.08% of net assets): Metromedia provides high-bandwidth, fiber optic communications infrastructures to carrier and corporate/government customers in the United States and Europe.

WHAT WERE THE FUND'S TOP TEN HOLDINGS AS OF MAY 31, 1999?



                                                            PERCENTAGE OF

NAME                                  COUNTRY               NET ASSETS
MCI Worldcom, Inc.                    United States           5.5%
Peco Energy Co.                       United States           4.0%
GTE Corp.                             United States           3.4%
Ameritech Corp.                       United States           3.3%
AT&T Corp.                            United States           3.2%
Sprint Corp.                          United States           3.0%
British Telecommunications PLC        United Kingdom          2.5%
Global TeleSystems Group, Inc.        Belgium                 2.4%
Telefonica, SA                        Spain                   2.2%
Texas Utilities Co.                   United States           2.2%
TOTAL                                                        31.7%


WHAT WERE THE FUND'S SECTOR AND REGION WEIGHTINGS AS OF MAY 31, 1999?

We continue to be fully invested, with the vast percentage of assets (over 65%) in evolving telecommunication-related securities. We continue to hold a core group of electric and natural gas stocks for yield and for defensive purposes, but a portion of this weighting could be substituted for more tele communication-related securities in the Pacific Rim and Latin America.

Currently, we are primarily invested in the United States and Europe and will most likely continue to maintain this overweighted position. However, we are re-evaluating the Pacific Rim and Latin America for potential opportunities. Both could see their combined weighting creep up to possibly 5%-7% of the fund's assets.

As of May 31, 1999, the fund's regional and country weightings were as follows:



                  PERCENTAGE OF
REGION            NET ASSETS

United States     62.9%
Europe            20.1%
Canada             3.1%
Asia (ex-Japan)    3.1%
Japan              2.9%
Australia          1.7%


                 PERCENTAGE OF
COUNTRY          NET ASSETS
United States     62.9%
United Kingdom     7.6%
Netherlands        3.2%
Canada             3.1%
Japan              2.9%
France             2.5%
Belgium            2.4%
Spain              2.2%
Germany            1.8%
Australia          1.7%
Philippines        1.5%
Korea              1.1%
Hong Kong          0.5%
Denmark            0.4%
Brazil             0.0% 3


3 Amount represents less than 0.1%.

AS WE REACH THE MIDPOINT OF 1999, WHAT ARE YOUR COMMENTS ON TELECOMMUNICA TIONS AND INTERNET-RELATED STOCKS, WHICH HAVE TAKEN CENTER STAGE IN THE UTIL ITY INDUSTRY?

Although many believe that worldwide markets are overvalued, others feel that we are in a new era of investing-possibly like the "Nifty-Fifty" era of the 1980s. Internet stocks continue to defy gravity and large blue-chip companies, such as IBM, Microsoft, MCI Worldcom, Cisco, and Lucent continue to lead the large-cap preference over small-cap stocks.

With respect to the utility markets, we believe that some areas (both domes tic and international), i.e., wireless, fiber backbone, and selected tele phone carriers, will continue to drastically outperform. We will continue to invest the fund in the areas that we believe are evolving, like telecommuni cations and internet-related securities around the world.

We have seen a change in investor sentiment over the last two months, away from large-cap and internet securities and toward smaller cap and cyclical stocks due to high prices of the former, and also due to interest rate wor ries brought about by more growth overseas. We expect the wall of worry to disappear as the Federal Reserve Board raised rates 25 basis points, and bond yields have, as yet, not deterred equity buyers.

Last Meeting of Shareholders

A Special Meeting of shareholders of Federated World Utility Fund (the "Fund"), a portfolio of World Investment Series, Inc., was held on February 23, 1999. The following item was approved by shareholders at this meeting:

AGENDA ITEM

To approve or disapprove a charter amendment reclassifying all of the Fund's Class F Shares as Class A Shares:



SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
386,326         4,997          6,186


Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $6,000 IN THE CLASS A SHARES OF FED ERATED WORLD UTILITY FUND ON 4/22/94, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $12,840 ON 5/31/99. YOU WOULD HAVE EARNED A 16.07% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends and you gain the benefit of compounding.

As of 6/30/99, the Class A Shares' 1-year, 5-year and since inception (4/22/94) average annual total returns were 14.38%, 17.96% and 16.28%, respectively. Class B Shares' 1-year and since inception (7/27/95) average annual total returns were 14.74% and 19.90%, respectively. Class C Shares' 1- year and since inception (7/27/95) average annual total returns were 19.22% and 20.31%, respectively. 2

[The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/22/94 to 5/31/99. The "y" axis is measured in increments of $3,000 ranging from $0 to $15,000 and indicates that the ending value of a hypothetical initial investment of $6,000 in the fund's Class A Shares, assuming all sales charges and the reinvestment of capital gains and dividends, would have grown to $12,840 on 5/31/99.] 1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR FIVE YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $9,498.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Feder ated World Utility Fund on 4/22/94, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $6,000, but your account would have reached a total value of $9,498 1 by 5/31/99. You would have earned an average annual total return of 17.66%.

A practical investment plan helps you pursue income through a diversified portfolio primarily invested in domestic and international utility securi ties. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/22/94 to 5/31/99. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, after five years, would have grown to $9,498 on 5/31/99.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-Investing for Growth

Bill and Sarah McNally-a dual-income suburban couple-are building a nest egg for their son Cal's college education.

Bill and Sarah invested $10,000 in the Class A Shares of Federated World Utility Fund on April 22, 1994. At the end of each April thereafter, Bill and Sarah have added $2,000 to their investment. By May 31, 1999, their account had grown to $36,115, giving them an annual total return of 16.69%.

Now the McNally's can feel confident that they can afford a quality education for Cal-whether or not he gets the lacrosse scholarship that he is hoping for.

The couple is fictional, but the figures are real.

[The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/22/94 to 5/31/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $40,000 and indicates that the ending value of hypothetical initial investment of $10,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $36,115 on 5/31/99.]

 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



                                                     VALUE IN

SHARES                                           U.S. DOLLARS

                  COMMON STOCKS-93.8%
                  CELLULAR TELEPHONE-3.3%

         39,000 1 Crown Castle International
                  Corp.                           $    784,875
         79,899   Vodafone Group PLC                 1,518,391
         25,000 1 Western Wireless Corp.,
                  Class A                              612,500
                  TOTAL                              2,915,766

                  ELECTRIC UTILITIES:

                  CENTRAL-4.9%

         31,000   CMS Energy Corp.                   1,441,500
         37,000   NiSource, Inc.                     1,033,687
         45,000   Unicom Corp.                       1,904,063
                  TOTAL                              4,379,250
                  ELECTRIC UTILITIES: EAST-

                  6.0%

         42,000   DQE, Inc.                          1,795,500
         73,000   Peco Energy Co.                    3,572,438
                  TOTAL                              5,367,938
                  ELECTRIC UTILITIES: SOUTH-

                  7.4%

         32,000   Duke Energy Corp.                  1,930,000
         30,000   Entergy Corp.                        973,125
         59,000   Reliant Energy, Inc.               1,799,500
         43,000   Texas Utilities Co.                1,935,000
                  TOTAL                              6,637,625
                  ELECTRIC UTILITIES: WEST-

                  1.6%

         34,000   Pinnacle West Capital Corp.        1,423,750
                  ENERGY MINERALS-0.8%

          6,100   Total SA                             740,852
                  FINANCE-2.2%

         18,000   Citigroup, Inc.                    1,192,500
        207,785   Colonial Ltd.                        742,019
                  TOTAL                              1,934,519
                  MAJOR

                  U.S. TELECOMMUNICATIONS-
                  20.0%

         51,750   AT&T Corp.                         2,872,125
         45,000   Ameritech Corp.                    2,961,563
         32,000   BellSouth Corp.                    1,510,000

                                                     VALUE IN

SHARES                                           U.S. DOLLARS

                  COMMON STOCKS-continued

                  MAJOR
                  U.S. TELECOMMUNICATIONS-

                  CONTINUED

         48,000   GTE Corp.                       $  3,027,000
         56,500 1 MCI Worldcom, Inc.                 4,880,187
         23,500   Sprint Corp.                       2,649,625
                  TOTAL                             17,900,500
                  MULTI-INDUSTRY-1.7%

          9,000   Suez Lyonnaise des Eaux            1,490,879
                  NON-U.S. UTILITIES-3.4%
        135,000   British Energy PLC                 1,202,725
            240   DDI Corp.                          1,107,967
        210,000   Manila Electric Co., Class B         722,996
                  TOTAL                              3,033,688
                  PRODUCER MANUFACTURING-1.8%
         12,000   Mannesmann AG                      1,638,809
                  TECHNOLOGY-13.2%

          4,500 1 America Online, Inc.                 537,188
         15,000 1 Cisco Systems, Inc.                1,635,000
         17,500 1 Equant NV, ADR                     1,451,406
         26,000 1 General Instrument Corp.           1,005,875
         28,000   Lucent Technologies, Inc.          1,592,500
         18,800   Motorola, Inc.                     1,556,875
         21,000   Nortel Networks Corp.              1,576,123
         15,700 1 PsiNet, Inc.                         698,650
         31,000 1 Teligent AB, Class A               1,522,875
          1,860 1 Yahoo, Inc.                          275,280
                  TOTAL                             11,851,772
                  TELECOMMUNICATIONS-27.5%
      2,713,000 1 Benpres Holdings Corp.               641,708
         25,000   BCE, Inc.                          1,151,601
        132,500   British Telecommunications

                  PLC                                2,195,301

         83,000 1 Cable & Wireless

                  Communications PLC                   788,661
        406,500 1 Cable & Wireless Optus Ltd.          777,574
         50,000 1 COLT Telecom Group PLC             1,055,949
         32,000   Comcast Corp., Class A             1,232,000
         34,000 1 Cox Communications, Inc.,
                  Class A                            1,328,125

SHARES OR

PRINCIPAL                                            VALUE IN
AMOUNT                                           U.S. DOLLARS

                  COMMON STOCKS-continued

                  TELECOMMUNICATIONS-
                  CONTINUED

         28,000 1 Global TeleSystems Group,
                  Inc.                           $   2,128,000
         21,000 1 IXC Communications, Inc.             756,000
         12,000   KDD Corp.                            650,285
          9,500   KPN NV                               458,543
          9,000 1 Level 3 Communications, Inc.         706,500
         24,000 1 Metromedia Fiber Network,
                  Inc.                                 969,000
         19,100 1 McLeodUSA, Inc., Class A           1,021,850
        197,000   New World Development Co.,
                  Ltd.                                 481,395
             90   Nippon Telegraph &
                  Telephone Corp.                      878,630
         35,000 1 Qwest Communications
                  International, Inc.                1,485,312
         39,000 1 RCN Corp.                          1,620,938
            780   SK Telecom Co., Ltd.                 983,345
         41,514   Telefonica SA                      1,989,937
          3,700   Tele Danmark AS, Class B             377,890
         15,000 1 United Pan-Europe
                  Communications NV, ADR               924,375
                  TOTAL                             24,602,919

                  TOTAL COMMON STOCKS

                  (IDENTIFIED COST $69,472,300)     83,918,267
                  PREFERRED STOCKS-0.0%
                  FOREST PRODUCTS & PAPER-0.0%

    260,000,000 1 Texpar SA, Preference

                  (identified cost $1,797)               1,500
                  REPURCHASE AGREEMENT-5.4% 2
  $   4,840,000   Bear, Stearns and Co.,
                  4.93%, dated 5/28/1999,
                  due 6/1/1999 (at amortized
                  cost)                              4,840,000

                  TOTAL INVESTMENTS
                  (IDENTIFIED COST

                  $74,314,097) 3                  $ 88,759,767


1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $74,314,097. The net unrealized appreciation of investments on a federal tax basis amounts to $14,445,670 which is comprised of $15,826,862 appreciation and $1,381,192 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($89,452,039) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$74,314,097)                                  $  88,759,767
Cash                                                  4,356
Income receivable                                   153,298
Receivable for investments
sold                                                994,906
Receivable for shares sold                          622,943
Prepaid expenses                                     78,623
TOTAL ASSETS                                     90,613,893
LIABILITIES:

Payable for investments
purchased                       $ 934,421
Payable for shares
redeemed                          136,529
Payable for taxes withheld          4,953
Net payable for foreign
currency exchange
contracts                           5,468
Payable for distribution
services fee                       23,500
Accrued expenses                   56,983
TOTAL LIABILITIES                                 1,161,854
Net assets for 5,208,161
shares outstanding                            $  89,452,039
NET ASSETS CONSIST OF:

Paid in capital                               $  68,153,832
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in
foreign currency                                 14,426,005
Accumulated net realized
gain on investments and
foreign currency
transactions                                      7,005,634
Distributions in excess of
net investment income                              (133,432)
TOTAL NET ASSETS                              $  89,452,039
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($51,844,256 / 3,013,726
shares outstanding)                                  $17.20
Offering Price Per Share
(100/94.50 of $17.20) 1                              $18.20
Redemption Proceeds Per
Share                                                $17.20
CLASS B SHARES:
Net Asset Value Per Share
($32,920,895 / 1,921,223
shares outstanding)                                  $17.14
Offering Price Per Share                             $17.14
Redemption Proceeds Per
Share (94.50/100 of
$17.14) 1                                            $16.20
CLASS C SHARES:
Net Asset Value Per Share
($4,686,888 / 273,212
shares outstanding)                                  $17.15
Offering Price Per Share                             $17.15
Redemption Proceeds Per
Share (99.00/100 of
$17.15) 1                                            $16.98


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $11,949)                                       $    654,693
Interest (net of foreign
taxes withheld of $1,250)                                              47,784
TOTAL INCOME                                                          702,477
EXPENSES:

Investment advisory fee                         $  387,539
Administrative personnel
and services fee                                    99,644
Custodian fees                                      13,668
Transfer and dividend
disbursing agent fees and
expenses                                            56,126
Directors' fees                                        887
Auditing fees                                       12,040
Legal fees                                           2,637
Portfolio accounting fees                           44,687
Distribution services fee-
Class B Shares                                     103,071
Distribution services fee-
Class C Shares                                      15,287
Distribution services fee-
Class F Shares 1                                    27,284
Shareholder services fee-
Class A Shares                                      49,759
Shareholder services fee-
Class B Shares                                      34,357
Shareholder services fee-
Class C Shares                                       5,096
Shareholder services fee-
Class F Shares 1                                     7,673
Share registration costs                            21,827
Printing and postage                                21,562
Insurance premiums                                   1,336
Taxes                                                2,646
Miscellaneous                                       15,223
TOTAL EXPENSES                                     922,349
WAIVERS:
Waiver of investment
advisory fee                   $  (158,815)
Waiver of distribution
services fee-Class F
Shares 1                          (27,284)
TOTAL WAIVERS                                     (186,099)
Net expenses                                                          736,250
Net operating loss                                                    (33,773)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTI
ONS:
Net realized gain on
investments and foreign
currency transactions                                               7,370,304
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                            3,001,674
Net realized and
unrealized gain on
investments and
foreign currency transacti
ons                                                                10,371,978
Change in net assets
resulting from operations                                        $ 10,338,205


1 Reflects operations for the period from December 1, 1998, to February 28, 1999. On March 1, 1999, Class F Shares were reclassified as Class A Shares.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                         SIX MONTHS

                                              ENDED
                                        (unaudited)      YEAR ENDED

                                            MAY 31,    NOVEMBER 30,
                                               1999            1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income (net

operating loss)                       $     (33,773)  $     839,139
Net realized gain on investments and foreign currency transactions ($7,370,304 and $5,269,145, respectively, as computed for federal tax

purposes)                                 7,370,304       4,756,296
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                  3,001,674       4,575,698
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS                10,338,205      10,171,133
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                              (86,379)       (406,244)
Class B Shares                                    -        (185,403)
Class C Shares                                    -         (24,143)
Class F Shares                              (17,931)       (199,273)
Distributions from net
realized gains on
investments and foreign
currency transactions
Class A Shares                           (2,236,994)       (636,415)
Class B Shares                           (1,829,279)       (482,016)
Class C Shares                             (272,174)        (60,899)
Class F Shares                             (930,397)       (331,248)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS TO

SHAREHOLDERS                             (5,373,154)     (2,325,641)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                   35,874,977      20,601,669
Net asset value of shares
issued to shareholders in
payment of distributions
declared                                  4,734,083       1,993,595
Cost of shares redeemed                 (21,878,765)    (12,856,840)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                             18,730,295       9,738,424
Change in net assets                     23,695,346      17,583,916
NET ASSETS:

Beginning of period                      65,756,693      48,172,777
End of period (including
undistributed net
investment income of $0 and
$4,651, respectively)                 $  89,452,039   $  65,756,693


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                 YEAR ENDED NOVEMBER 30,

                                     1999          1998        1997        1996       1995        1994 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $16.24        $14.16      $12.69      $10.96     $ 9.67      $10.06

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.02          0.23        0.28        0.43       0.42        0.24
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                2.28          2.55        2.00        1.67       1.27       (0.46)
TOTAL FROM

INVESTMENT OPERATIONS                2.30          2.78        2.28        2.10       1.69       (0.22)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.04)        (0.26)      (0.38)      (0.37)     (0.40)      (0.17)
Distributions from net
realized gain on
investments and foreign
currency transactions               (1.30)        (0.44)      (0.43)          -          -           -
TOTAL DISTRIBUTIONS                 (1.34)        (0.70)      (0.81)      (0.37)     (0.40)      (0.17)
NET ASSET VALUE, END OF

PERIOD                             $17.20        $16.24      $14.16      $12.69     $10.96      $ 9.67
TOTAL RETURN 2                      15.26%        20.42%      19.08%      19.54%     17.94%      (3.00%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           2.00% 4       2.33%       2.89%       4.16%      5.03%       4.68% 4
Net investment income (net
operating loss) 3                   (0.19%) 4      0.90%       0.67%       0.76%     (0.39%)      0.67% 4
Expenses (after waivers
and reimbursements)                  1.59% 4       1.52%       1.40%       1.05%      0.25%       0.25% 4
Net investment income
(after waivers and
reimbursements)                      0.22% 4       1.71%       2.16%       3.87%      4.39%       5.10% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $51,844       $28,022     $20,394     $12,671     $8,875      $4,948
Portfolio turnover                     81%          139%         52%         50%        46%          7%


1 Reflects operations for the period from April 22, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 17, 1994 to April 21, 1994, Class A had no public investment.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                  YEAR ENDED NOVEMBER 30,
                                     1999           1998        1997        1996       1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $16.19         $14.12      $12.68      $10.95     $10.53

INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                     (0.03)          0.12        0.21        0.35       0.11
Net realized and
unrealized gain on
investments and foreign

currency transactions                2.28           2.54        1.95        1.67       0.41
TOTAL FROM INVESTMENT

OPERATIONS                           2.25           2.66        2.16        2.02       0.52
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -          (0.15)      (0.29)      (0.29)     (0.10)
Distributions from net
realized gain
on investments and foreign
currency transactions               (1.30)         (0.44)      (0.43)          -          -
TOTAL DISTRIBUTIONS                 (1.30)         (0.59)      (0.72)      (0.29)     (0.10)
NET ASSET VALUE, END OF

PERIOD                             $17.14         $16.19      $14.12      $12.68     $10.95
TOTAL RETURN 2                      14.94%         19.53%      18.04%      18.79%      5.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           2.75% 4        3.08%       3.64%       4.91%      5.78% 4
Net investment income (net
operating loss) 3                   (0.94%) 4       0.15%      (0.13%)      0.07%     (1.79%) 4
Expenses (after waivers
and reimbursements)                  2.34% 4        2.27%       2.15%       1.80%      1.00% 4
Net investment income (net
operating loss) (after
waivers
and reimbursements)                 (0.53)% 4       0.96%       1.36%       3.18%      2.99% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $32,921        $22,793     $15,177      $4,091     $1,068
Portfolio turnover                     81%           139%         52%         50%        46%


1 Reflects operations for the period from July 27, 1995 (date of initial pub lic investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                                   MAY 31,               YEAR ENDED NOVEMBER 30,
                                      1999         1998        1997        1996       1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                           $16.21       $14.14      $12.67      $10.95     $10.53
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      (0.03)        0.12        0.19        0.33       0.15
Net realized and
unrealized gain

on investments and foreign

currency transactions                 2.27         2.54        2.00        1.68       0.37
TOTAL FROM

INVESTMENT OPERATIONS                 2.24         2.66        2.19        2.01       0.52
LESS DISTRIBUTIONS:
Distributions from net
investment income                        -        (0.15)      (0.29)      (0.29)     (0.10)
Distributions from net
realized gain
on investments and foreign
currency transactions                (1.30)       (0.44)      (0.43)          -          -
TOTAL DISTRIBUTIONS                  (1.30)       (0.59)      (0.72)      (0.29)     (0.10)
NET ASSET VALUE, END OF

PERIOD                              $17.15       $16.21      $14.14      $12.67     $10.95
TOTAL RETURN 2                       14.86%       19.50%      18.24%      18.61%      4.92%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                            2.75% 4      3.08%       3.64%       4.91%      5.77% 4
Net investment income (net
operating loss) 3                    (0.94%) 4     0.15%      (0.10%)      0.06%     (1.74%) 4
Expenses (after waivers
and reimbursements)                  2.34% 4       2.27%       2.15%       1.80%      1.00% 4
Net investment income (net
operating loss) (after
waivers
and reimbursements)                 (0.53%) 4      0.96%       1.39%       3.17%      3.03% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $4,687        $3,276      $1,923      $1,072       $374
Portfolio turnover                     81%          139%         52%         50%        46%


1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                 PERIOD ENDED

                                  (unaudited)

                                 FEBRUARY 28,                    YEAR ENDED NOVEMBER 30,
                                         1999 1       1998        1997       1996       1995        1994 2
NET ASSET VALUE, BEGINNING
OF PERIOD                              $16.24       $14.16      $12.70     $10.96     $ 9.66      $10.04
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                    0.01         0.24        0.29       0.43       0.43        0.21
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                    1.33         2.54        1.98       1.67       1.25       (0.43)
TOTAL FROM

INVESTMENT OPERATIONS                    1.34         2.78        2.27       2.10       1.68       (0.22)
LESS DISTRIBUTIONS:
Distributions from net
investment income                       (0.03)       (0.26)      (0.38)     (0.36)     (0.38)      (0.16)
Distributions from net
realized gain
on investments and foreign
currency transactions                   (1.30)       (0.44)      (0.43)         -          -           -
TOTAL DISTRIBUTIONS                     (1.33)       (0.70)      (0.81)     (0.36)     (0.38)      (0.16)
NET ASSET VALUE, END OF

PERIOD                                 $16.25       $16.24      $14.16     $12.70     $10.96      $ 9.66
TOTAL RETURN 3                           8.79%       20.42%      18.99%     19.55%     17.79%      (3.07%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                               2.25% 5      2.58%       3.14%      4.41%      5.28%       4.93% 5
Net investment income (net
operating loss) 4                       (0.44%) 5     0.65%       0.47%      0.53%     (0.59%)      0.16% 5
Expenses (after waivers
and reimbursements) 6                    1.59% 5      1.52%       1.40%      1.07%      0.50%       0.50% 5
Net investment income
(after waivers and
reimbursements) 6                        0.22% 5      1.71%       2.17%      3.87%      4.19%       4.59% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                         $12,672      $11,666     $10,679     $8,396     $6,028      $4,821
Portfolio turnover                         31%         139%         52%        50%        46%          7%


1 Reflects operations for the period from December 1, 1998, to February 28, 1999. On March 1, 1999, Class F Shares were reclassified as Class A Shares.

2 Reflects operations for the period from April 22, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 28, 1994, to April 21, 1994, Class F had no public invest ment..

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

6 For the periods ended November 30, 1995 and 1994, the adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86%, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated World Util ity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Prior to March 1, 1999, the Fund offered a fourth class of shares, Class F Shares. On February 23, 1999, shareholders approved reclassi fying all of the Fund's Class F Shares as Class A Shares. The Fund's invest ment objective is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Market values of the Fund's foreign and domestic equity securities are deter mined according to the last reported sale price on a recognized securities exchange, if available. If unavailable, or if the securities trade over the counter, the securities are generally valued according to the mean between the last closing bid and asked prices. Short-term foreign and domestic secu rities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturi ties of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts as a way of man aging foreign exchange risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or port folio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains and losses. Realized gains or losses are recorded at the time the foreign currency exchange contracts are offset by entering into a closing transaction or by the delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

At May 31, 1999, the Fund had an outstanding foreign currency commitment as set forth below:



                                                                                          UNREALIZED

SETTLEMENT DATE   CONTRACT TO DELIVER             IN EXCHANGE FOR   CONTRACT AT VALUE   DEPRECIATION
Contract Sold:

6/1/1999          1,853,663 New Zealand Dollars   $988,003          $993,471            $(5,468)


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:



                   NUMBER OF PAR
                   VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares     200,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              400,000,000


Transactions in capital stock were as follows:



                                   SIX MONTHS ENDED                     YEAR ENDED
                                     MAY 31, 1999                   NOVEMBER 30, 1998

CLASS A SHARES:                 SHARES          AMOUNT           SHARES          AMOUNT
Shares sold                   1,474,976       $  20,000,026      674,271       $ 10,358,556
Shares issued to
shareholders in payment of
distributions declared          138,770           2,105,371       63,845            908,693
Shares redeemed                (325,476)         (5,379,226)    (452,824)        (7,011,945)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS            1,288,270       $  16,726,171      285,292       $  4,255,304


                                   SIX MONTHS ENDED                      YEAR ENDED
                                     MAY 31, 1999                     NOVEMBER 30, 1998

CLASS B SHARES:                 SHARES            AMOUNT         SHARES            AMOUNT
Shares sold                     561,455       $   9,278,336      482,173       $  7,384,627
Shares issued to
shareholders in payment of
distributions declared          108,531           1,642,077       42,810            602,399
Shares redeemed                (156,221)         (2,581,640)    (192,078)        (2,972,663)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS              513,765       $   8,338,773      332,905       $  5,014,363


                                   SIX MONTHS ENDED                    YEAR ENDED
                                      MAY 31, 1999                  NOVEMBER 30, 1998

CLASS C SHARES:                  SHARES          AMOUNT          SHARES           AMOUNT
Shares sold                      87,931       $   1,461,800       83,159       $  1,286,705
Shares issued to
shareholders in payment of
distributions declared           16,370             248,016        5,453             76,836
Shares redeemed                 (33,133)           (562,763)     (22,587)          (335,483)
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS               71,168       $   1,147,053       66,025       $  1,028,058


                                       PERIOD ENDED                    YEAR ENDED
                                    FEBRUARY 28, 1999 1            NOVEMBER 30, 1998

CLASS F SHARES:                 SHARES           AMOUNT          SHARES           AMOUNT
Shares sold                      55,364       $   5,134,815      103,149       $  1,571,781
Shares issued to
shareholders in payment of
distributions declared           48,754             738,619       28,598            405,667
Shares redeemed                (822,654)        (13,355,136)    (167,605)        (2,536,749)
NET CHANGE RESULTING FROM
CLASS F

SHARE TRANSACTIONS             (718,536)      $  (7,481,702)     (35,858)      $   (559,301)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            1,154,667       $  18,730,295      648,364       $  9,738,424


1 On February 23, 1999, shareholders approved reclassifying all of the Fund's Class F Shares as Class A Shares.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may volun tarily choose to waive any portion of its fee. The Adviser can modify or ter minate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class B Shares     0.75%
Class C Shares     0.75%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $75,061 and start-up administrative expenses of $39,069 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $10,770 of its organiza tional expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:



Purchases   $70,176,022
Sales       $60,456,231


CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers.

Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:



                 PERCENTAGE OF
COUNTRY          NET ASSETS

United Kingdom   7.6%
Netherlands      3.2%
Canada           3.1%
Japan            2.9%
France           2.5%
Belgium          2.4%
Spain            2.2%
Germany          1.8%
Australia        1.7%
Philippines      1.5%
Korea            1.1%
Hong Kong        0.5%
Denmark          0.4%
Brazil           0.0% 1


1 Amount represents less than 0.01%.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT
AS OF MAY 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

Federated World Utility Fund

Established 1994

6TH SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated World Utility Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor
Cusip 981487101

Cusip 981487309
Cusip 981487408
G00259-05 (7/99)

 [Graphic]

SEMI-ANNUAL REPORT

[Graphic]

Richard B. Fisher
President

Federated Asia Pacific Growth Fund

President's Message

Dear Fellow Shareholder:

Federated Asia Pacific Growth Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. As of May 31,1999, the fund's net assets totaled $15.4 million with 54% of the fund's investments in Japan, whose recovery has helped to fuel the fund's performance. The fund's ten largest holdings were in Japan and represented 24% of the fund's assets. Nine other countries were represented in the fund's more than 70 issues.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers international economic and market conditions and fund strategy, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

For almost the first time in four years, there was a significantly brighter period for investors in the Asia Pacific marketplace. Shortly after the fund's creation, the Asia Pacific region suffered economically and politi cally. This turmoil continued, severely testing the resolve of investors. However, as we have continued to emphasize, investing in the international marketplace is a long-term proposition. While there will inevitably be peri ods of unpleasant volatility, we believe that the rewards go to the patient investor who rides out the periods of negative returns. 1 Fund shareholders have been rewarded by competitive year-to-date total returns in 1999 after a not too pleasant history from 1996 through 1998.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Growth forecasts for the Asia Pacific markets appear positive, and investor sentiment contributed to highly positive returns across the region. During the six-month reporting period, the fund's returns outperformed the average Asia Pacific region fund, as well as the fund's benchmark index. Individual share class total return performance for the six-month reporting period fol lows. 2


                 TOTAL RETURN NET ASSET VALUE INCREASE             Class A
Shares 26.41% $6.40 to $8.09 = 26% Class B Shares 26.07% $6.29 to $7.93 = 26%
Class C Shares 25.99% $6.31 to $7.95 = 26%

Remember, this Asia Pacific stock fund provides investors with significant long-term opportunities from an extremely well-researched portfolio of more than 70 corporations across 10 Asia and Pacific Rim countries. The stocks selected, in many cases, are internationally recognized industry leaders with a median market capitalization of over $2 billion, for example HSBC Holdings, China Telecom (Hong Kong) Ltd., Toshiba and Nintendo.

I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of invest ing. 3 By investing the same amount on a regular basis, you buy more fund shares when prices are low-and fewer when prices are high.

As we continue to emerge from a volatile period, I thank you for the patience you have shown as a shareholder of Federated Asia Pacific Growth Fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 19.50%, 20.57% and 24.99%, respectively.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should con sider their financial ability to continue to purchase during periods of low price levels.

[Graphic]

Alexandre de Bethmann
Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT ARE YOUR COMMENTS ON THE FIRST HALF OF THE FUND'S FISCAL YEAR, WHICH SAW INVESTOR SENTIMENT CONTRIBUTE TO A MUCH-WELCOMED RALLY IN THE ASIA PACIFIC REGION, PARTICULARLY IN JAPAN?

The rally is attributable to three factors:

 * recovery in Asia;
 * corporate restructurings;

 * and a turn in investors' sentiment.

The Asia Pacific Rim appears to be on the path to recovery, as the economies in the region are expected to return to growth this year and accelerate growth next year. This was not expected last year, when the consensus gross domestic product ("GDP") growth forecast for the region was negative. Corpo rate restructuring is underway in countries such as Japan, Korea and Thai land, which has been well-received by the markets. Investor sentiment toward the Asian markets has improved as evidenced by the return of capital flow. We expect this trend to continue as the global funds reassess the region's favorable potential.

IN THIS IMPROVED ENVIRONMENT, HOW DID FEDERATED ASIA PACIFIC GROWTH FUND PER FORM FOR THE SIX-MONTH REPORTING PERIOD?

For the reporting period ended May 31, 1999, the fund's total returns, based on net asset value, were 26.41%, 26.07%, and 25.99% for Class A, B, and C Shares, respectively. 1 The fund's returns outperformed the 20.59% total return of 50 Asia Pacific funds tracked by Lipper Analytical Services, Inc.2 and were also significantly above the 17.52% total return of the fund's benchmark, the Morgan Stanley Capital International Asia Pacific Index.3

WHAT IS YOUR CURRENT STRATEGY?

We will continue to identify attractively priced companies with solid finan cial positions, improving market share, and good earnings growth. NATSTEEL ELECTRONICS (1.41% of net assets) is an example, as it is one of the largest contract manufacturers in the world. Natsteel's growth is driven by the trend towards outsourcing and its key client relationships with IBM, Apple Comput ers and Hewlett-Packard.

Also, the portfolio has overweighted positions in companies that are restruc turing, such as ASAHI CHEMICAL (1.13% of net assets), a leading Japanese chemical manufacturer. This company is liquidating eight of its unprofitable food subsidiaries to Japan Tobacco, which should enhance shareholder value.

WHAT COUNTRIES WERE REPRESENTED IN THE FUND'S PORTFOLIO AS OF MAY 31, 1999?


                         PERCENTAGE OF

COUNTRY                  NET ASSETS
Japan (developed)        53.9%
Australia (developed)    10.5%
Hong Kong (developed)     9.4%
Singapore (developed)     7.4%
Indonesia (emerging)      5.2%
Korea (emerging)          3.2%
Philippines (emerging)    2.2%
India (emerging)          1.9%
Taiwan (emerging)         1.1%
China (emerging)          1.1%

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were19.50%, 20.57% and 24.99%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. Lipper returns do not take sales charges into account.

3 The Morgan Stanley Capital International Asia Pacific Index is an unman aged, market value-weighted average of the performance of securities listed on the stock exchange of 15 countries in the Pacific and Asian regions. Investments cannot be made in an index.

WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF MAY 31, 1999?


                                                   PERCENTAGE OF

NAME                                     COUNTRY   NET ASSETS       INDUSTRY


Kao Corp.                                Japan       3.2%           Health & Personal Care
Chugai Pharmaceutical Co., Ltd.          Japan       3.2%           Health & Personal Care
Murata Manufacturing Co., Ltd.           Japan       2.5%           Electrical Components, Instruments
Matsushita Communication                 Japan       2.5%           Electrical & Electronics
NTT Mobile Communication Network, Inc.   Japan       2.5%           Telecommunications
Olympus Optical Co.                      Japan       2.3%           Electrical Components, Instruments
Softbank Corp.                           Japan       2.2%           Wholesale & International Trade
Nintendo Corp., Ltd.                     Japan       2.1%           Recreation, Other Consumer Goods
Minebea Co.                              Japan       2.1%           Industrial Components
Tokyo Seimitsu Co., Ltd.                 Japan       1.9%           Electrical Components, Instruments
TOTAL                                               24.5%

DO THE SIGNS POINT TO CONTINUING IMPROVEMENT IN THE ASIA PACIFIC MARKETS?

In Asia (excluding Japan), economic data would indicate that these economies are recovering and that the macro-economic environment is expected to improve in the coming quarters. The Asian equity markets may benefit from lower inflation, strengthening currencies, and corporate restructuring that is underway across the board. Lower interest rates should continue to lower the debt burden of the Asian countries and corporations. Current account balances are improving in most Asian countries, strengthening the currencies.

The equity market in Japan is expected to remain firm due to the perception of financial system stability and high investor receptivity to restructuring announcements.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-95.9%

                APPLIANCES & HOUSEHOLD

                DURABLES-1.4%

       12,000   Matsushita Electric

                Industrial Co.                  $    217,424
                AUTOMOBILE-2.2%

      120,000   Inchcape Motors Ltd.                 192,223
      491,000   PT Astra International               151,077
                TOTAL                                343,300
                BANKING-4.1%

       17,000   Australia & New Zealand

                Banking Group, Melbourne             123,426
        7,600   Commonwealth Bank of
                Australia                            122,206
        2,400   HSBC Holdings PLC                     78,609
        6,300   Housing & Commercial Bank,
                Korea                                172,661
       18,100   Oversea-Chinese Banking
                Corp. Ltd.                           141,817
                TOTAL                                638,719

                BEVERAGE & TOBACCO-1.3%

       16,000   Chukyo Coca-Cola Bottling
                Co., Ltd.                            206,503
                BROADCASTING & PUBLISHING-
                1.0%

       11,000   Singapore Press Holdings
                Ltd.                                 150,667
                BUILDING MATERIALS &

                COMPONENTS-0.9%

       80,000   PT Semen Gresik                      133,908
                BUSINESS & PUBLIC

                SERVICES-6.5%

        5,700   Brambles Industries Ltd.             152,087
        8,000   Capcom Co., Ltd.                     123,107
       20,000   Daiwabo Information System
                Co., Ltd.                            205,345
        2,100   Infosys Technologies Ltd.            155,181
      146,000 1 LibertyOne Ltd.                       81,972
        7,000   N I C Corp.                          153,471
        2,800   Pacific Internet Ltd., ADR           126,700
                TOTAL                                997,863
                CHEMICALS-1.1%

       32,000   Asahi Chemical Industry

                Co., Ltd.                             173,674

                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-continued
                CONSTRUCTION & HOUSING-

                1.6%

       23,000   Daiwa House Industry Co.,
                Ltd.                           $     248,134
          280 1 Hyundai Engineering &

                Construction Co.                       2,019
                TOTAL                                250,153

                DATA PROCESSING &

                REPRODUCTION-2.8%

       16,000   Fujitsu Ltd.                         267,395
      232,000   Legend Holdings Ltd.                 160,054
                TOTAL                                427,449
                ELECTRICAL & ELECTRONICS-

                4.3%

        6,000   Matsushita Communication             385,207
       45,000   Toshiba Corp.                        278,109
                TOTAL                                663,316
                ELECTRONIC COMPONENTS,

                INSTRUMENTS-13.2%

       13,700   Computershare Ltd.                   125,261
      215,000   Flextech Holdings Ltd.               213,378
        3,200   Hirose Electric                      274,808
        7,000   Murata Manufacturing Co.,
                Ltd.                                 386,283
       65,000   Natsteel Electronics Ltd.            216,918
       29,000   Olympus Optical Co.                  359,891
        6,400 1 Taiwan Semiconductor

                Manufacturing Co., ADR               167,600
        6,000   Tokyo Seimitsu Co., Ltd.             290,891
                TOTAL                              2,035,030
                ENERGY SOURCES-0.9%

       13,800   Broken Hill Proprietary

                Co., Ltd.                            141,699
                FINANCIAL SERVICES-6.1%

       39,600   Challenger International
                Ltd.                                 179,936
        6,000   Mycal Card, Inc.                     203,028
    3,078,500   PT Lippo Securities                  113,667
        2,944   Samsung Securities Co.,

                Ltd.                                 129,096
          280   Shohkoh Fund & Co.                   156,598
        1,700   Takefuji Corp.                       149,789
                TOTAL                                932,114

                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-continued
                FOOD & HOUSEHOLD PRODUCTS-

                3.8%

      266,000   Cafe De Coral Holdings         $      79,750
      458,000   China Foods Holdings Ltd.            103,355
      710,400   PT Astra Agro Lestari                196,726
      205,000   PT Indofood Sukses Makmur            203,108
                TOTAL                                582,939
                HEALTH & PERSONAL CARE-8.6%

       43,000   Chugai Pharmaceutical Co.,
                Ltd.                                 485,249
       18,000   Kao Corp.                            494,416
    1,716,000   Sa Sa International
                Holdings                             165,960
        4,000   Takeda Chemical Industries           177,712
                TOTAL                              1,323,337
                INDUSTRIAL COMPONENTS-3.7%

       32,600   Minebea Co.                          324,193
       22,000   Sumitomo Electric
                Industries                           246,447
                TOTAL                                570,640

                INSURANCE-0.7%

       28,375   Qbe Ins. Group                       111,148
                MERCHANDISING-3.8%

       17,000   Catena Corp.                         147,679
      277,500   China EB-IHD Holdings Ltd.           148,504
      208,000   Tianjin Development
                Holdings Ltd.                        122,040
        4,000   Yamada Denki                         166,460
                TOTAL                                584,683
                METALS - NON FERROUS-3.0%
        6,400   Korea Zinc                           194,291
      255,500   Mim Holdings Ltd.                    138,447
      129,000   Pasminco Ltd.                        126,326
                TOTAL                                459,064
                MISCELLANEOUS MATERIALS &

                COMMODITIES-1.0%

        3,800   Circle K Japan Co., Ltd.             154,679
                MULTI-INDUSTRY-1.4%
      914,000 1 Benpres Holdings Corp.               216,188
                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-continued
                REAL ESTATE-3.0%

        7,200   Meiwa Estate                   $     232,316
       33,000   Pacific Century Regional
                Developments Ltd.                    100,551
      240,000   Sino Land Co.                        129,209
                TOTAL                                462,076

                RECREATION, OTHER CONSUMER

                GOODS-3.7%

       35,000   Casio Computer Co.                   239,472
        2,800   Nintendo Corp., Ltd.                 328,948
                TOTAL                                568,420
                TELECOMMUNICATIONS-9.3%

       46,923 1 AAPT Ltd.                            169,711
    2,950,000   Champion Technology
                Holdings Ltd.                        186,399
       70,000 1 China Telecom (Hong Kong)
                Ltd.                                 147,585
            7   NTT Mobile Communication
                Network, Inc.                        382,808
      204,170   One. Tel Ltd.                        142,623
        4,600   Philippine Long Distance
                Telephone Co.                        129,356
       42,500   Smartone

                Telecommunications                   131,805
       12,600   Videsh Sanchar Nigam Ltd.,
                GDR                                  143,325
                TOTAL                              1,433,612
                TRANSPORTATION - SHIPPING-

                1.0%

      260,000   Cosco Pacific Ltd.                   153,388
                UTILITIES - ELECTRICAL &
                GAS-1.5%

       10,400   Tokyo Electric Power Co.             226,723
SHARES OR

PRINCIPAL                                           VALUE IN
AMOUNT                                          U.S. DOLLARS

                COMMON STOCKS-continued

                WHOLESALE & INTERNATIONAL

                TRADE-4.0%

        1,400   Ryohin Keikaku Co., Ltd.       $     275,552
        2,900   Softbank Corp.                       333,499
                TOTAL                                609,051

                TOTAL COMMON STOCKS
                (IDENTIFIED COST

                $12,619,617)                      14,767,767
                Repurchase Agreement-0.3% 2

  $    40,000   Bear, Stearns and Co.,
                4.93%, dated 5/28/1999,
                due 6/1/1999 (at amortized
                cost)                                 40,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $12,659,617) 3                  $ 14,807,767

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $12,659,617. The net unrealized appreciation of investments on a federal tax basis amounts to $2,148,150 which is comprised of $2,504,807 appreciation and $356,657 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($15,406,840) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
GDR -Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$12,659,617)                                  $ 14,807,767
Cash                                                 1,764
Cash denominated in
foreign currencies
(identified cost $203)                                 202
Income receivable                                   47,688
Receivable for investments
sold                                               467,897
Receivable for shares sold                         229,584
Deferred organizational
costs                                               20,915
Prepaid Expenses                                    84,183
TOTAL ASSETS                                    15,660,000
LIABILITIES:

Payable for investments
purchased                       $ 164,304
Payable for shares
redeemed                           35,986
Payable for taxes withheld          6,668
Net payable for foreign
currency exchange
contracts                           1,538
Payable for custodian fees         17,634
Payable for portfolio
accounting fees                     7,972
Payable for distribution
services fee                        4,714
Payable for shareholder
services fee                        3,359
Accrued expenses                   10,985
TOTAL LIABILITIES                                  253,160
Net assets for 1,921,925
shares outstanding                            $ 15,406,840
NET ASSETS CONSIST OF:

Paid in capital                               $ 18,115,455
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in
foreign currency                                 2,145,456
Accumulated net realized
loss on investments and
foreign currency
transactions                                    (4,690,119)
Accumulated net operating
loss                                              (163,952)
TOTAL NET ASSETS                              $ 15,406,840
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($8,114,387 / 1,002,505
shares outstanding)                                  $8.09
Offering Price Per Share
(100/94.50 of $8.09) 1                               $8.56
Redemption Proceeds Per
Share                                                $8.09
CLASS B SHARES:
Net Asset Value Per Share
($6,321,852 / 797,399
shares outstanding)                                  $7.93
Offering Price Per Share                             $7.93
Redemption Proceeds Per
Share (94.50/100 of $7.93) 1                         $7.49
CLASS C SHARES:
Net Asset Value Per Share
($970,601 / 122,021 shares
outstanding)                                         $7.95
Offering Price Per Share                             $7.95
Redemption Proceeds Per
Share (99.00/100 of $7.95) 1                         $7.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $9,059)                                         $    73,855
Interest                                                               14,164
TOTAL INCOME                                                           88,019
EXPENSES:

Investment advisory fee                          $   69,561
Administrative personnel
and services fee                                     92,247
Custodian fees                                       23,790
Transfer and dividend
disbursing agent fees and
expenses                                             37,543
Directors' fees                                       1,070
Auditing fees                                        10,816
Legal fees                                            1,552
Portfolio accounting fees                            40,990
Distribution services fee-
Class B Shares                                       18,851
Distribution services fee-
Class C Shares                                        2,908
Shareholder services fee-
Class A Shares                                        8,556
Shareholder services fee-
Class B Shares                                        6,284
Shareholder services fee-
Class C Shares                                          969
Share registration costs                             14,976
Printing and postage                                 14,993
Insurance premiums                                    1,194
Taxes                                                   566
Miscellaneous                                         7,994
TOTAL EXPENSES                                      354,860
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (69,561)
Reimbursement of other
operating expenses                (146,297)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (215,858)
Net expenses                                                          139,002
Net operating loss                                                    (50,983)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN CURRENCY
TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions (net
of foreign taxes withheld
$2,739)                                                             2,042,124
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                              782,633
Net realized and
unrealized gain on
investments and foreign
currency transactions                                               2,824,757
Change in net assets
resulting from operations                                         $ 2,773,774

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                    SIX MONTHS                YEAR
                                         ENDED               ENDED

                                   (unaudited)        NOVEMBER 30,
                                  MAY 31, 1999                1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net operating loss               $     (50,983)      $     (74,553)
Net realized gain (loss) on
investments and foreign
currency
transactions ($2,042,124
and $(4,986,850),
respectively, as computed
for federal tax purposes)            2,042,124          (5,092,522)
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                               782,633           2,916,524
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            2,773,774          (2,250,551)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              19,131,326          21,406,107
Cost of shares redeemed            (17,605,723)        (19,462,204)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         1,525,603           1,943,903
Change in net assets                 4,299,377            (306,648)
NET ASSETS:

Beginning of period                 11,107,463          11,414,111
End of period                    $  15,406,840       $  11,107,463

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX  MONTHS

                                      ENDED

                                (unaudited)

                                    MAY 31,             YEAR ENDED NOVEMBER 30,
                                       1999          1998        1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                            $ 6.40        $ 7.81      $10.25      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                    (0.02)        (0.05)      (0.03)       0.00
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                  1.71         (1.36)      (2.41)       0.25
Total from investment
operations                             1.69         (1.41)      (2.44)       0.25
NET ASSET VALUE, END OF

PERIOD                               $ 8.09        $ 6.40      $ 7.81      $10.25
TOTAL RETURN 2                        26.41%       (18.05%)    (23.80%)      2.50%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             5.27% 4       5.63%       6.62%       8.87% 4
Net operating loss 3                  (3.88%)4      (4.13%)     (5.30%)     (7.02%)4
Expenses (after waivers
and reimbursements)                    1.85%4        1.85%       1.85%       1.85% 4
Net operating loss (after
waivers and
reimbursements)                       (0.46%)4      (0.35%)     (0.53%)         -
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $8,114        $6,345      $7,297      $4,593
Portfolio turnover                      176%          347%        193%         99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX  MONTHS

                                      ENDED

                                (unaudited)

                                    MAY 31,             YEAR ENDED NOVEMBER 30,
                                       1999          1998        1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                            $ 6.29        $ 7.73      $10.19      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                    (0.02)        (0.07)      (0.08)      (0.03)
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                  1.66         (1.37)      (2.38)       0.22
Total from investment
operations                             1.64         (1.44)      (2.46)       0.19
NET ASSET VALUE, END OF

PERIOD                               $ 7.93        $ 6.29      $ 7.73      $10.19
TOTAL RETURN 2                        26.07%       (18.63%)    (24.14% )     1.90%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             6.02% 4       6.38%       7.37%       9.62% 4
Net operating loss 3                  (4.63%)4      (4.88%)     (6.02% )    (7.88%)4
Expenses (after waivers
and reimbursements)                    2.60% 4       2.60%       2.60%       2.60% 4
Net operating loss (after
waivers and
reimbursements)                       (1.21%)4     (1.10%)      (1.25%)      (0.86%) 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $6,322         $4,154      $3,606      $2,273
Portfolio turnover                      176%           347%        193%         99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                                    MAY 31,             YEAR ENDED NOVEMBER 30,
                                       1999          1998        1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                            $ 6.31        $ 7.74      $10.20      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                    (0.02)        (0.08)      (0.12)      (0.05)
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions                  1.66         (1.35)      (2.34)       0.25
Total from investment
operations                             1.64         (1.43)      (2.46)       0.20
NET ASSET VALUE, END OF

PERIOD                               $ 7.95        $ 6.31      $ 7.74      $10.20
TOTAL RETURN 2                        25.99%       (18.48%)    (24.12% )     2.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             6.02% 4       6.38%       7.37%       9.62% 4
Net operating loss 3                  (4.63%) 4     (4.88%)     (5.99%)     (7.92%)4
Expenses (after waivers
and reimbursements)                    2.60%  4      2.60%       2.60%       2.60% 4
Net operating loss (after
waivers and
reimbursements)                       (1.21%) 4     (1.10%)     (1.22%)     (0.90%)4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                          $971          $608        $511        $397
Portfolio turnover                      176%          347%        193%         99%

1 Reflects operations for the period from February 28,1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated Asia Pacific Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfo lio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange or over-the-counter market. In the absence of recorded sales for equity securities, they are valued according to the mean between the last closing bid and asked prices. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repur chase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other rec ognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or stan dards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $6,725,078, which will reduce the Fund's taxable income aris ing from future net realized gain on investments, if any, to the extent per mitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor ward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2005                     $1,738,228
2006                     $4,986,850

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unantici pated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underly ing currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had outstanding foreign currency commitments as set forth below:


                                                                                         CONTRACTS         REALIZED

SETTLEMENT DATE                        CONTRACTS TO DELIVER           IN EXCHANGE FOR     AT VALUE     DEPRECIATION

Contracts Sold:

6/1/1999                               4,447,255 Thailand Baht               $119,678     $119,872         $  (194)
6/2/1999                               315,109 Singapore Dollar               181,934      182,884            (950)
6/3/1999                               746,339,935 Indonesian Rupiah           91,471       91,865            (394)
NET UNREALIZED DEPRECIATION ON

FOREIGN EXCHANGE CONTRACTS                                                                                 $(1,538)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of div idends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as fol lows:

                   NUMBER OF SHARES
                   OF PAR VALUE
                   CAPITAL STOCK

SHARE CLASS NAME   AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares      50,000,000
TOTAL              250,000,000

Transactions in capital stock were as follows:


                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                        MAY 31, 1999                    NOVEMBER 30, 1998

CLASS A SHARES:                                    SHARES         AMOUNT            SHARES            AMOUNT
Shares sold                                       765,083       $  5,788,717      1,537,695       $  9,480,938
Shares redeemed                                  (753,482)        (5,519,537)    (1,481,346)        (8,972,254)
NET CHANGE RESULTING FROM CLASS A

SHARE TRANSACTIONS                                 11,601       $    269,180         56,349       $    508,684


                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                        MAY 31, 1999                    NOVEMBER 30, 1998

CLASS B SHARES:                                    SHARES          AMOUNT           SHARES            AMOUNT
Shares sold                                     1,380,188       $ 10,037,911      1,179,297       $  7,632,317
Shares redeemed                                (1,242,802)        (8,985,473)      (985,742)        (6,370,208)
NET CHANGE RESULTING FROM CLASS B

SHARE TRANSACTIONS                                137,386       $  1,052,438        193,555       $  1,262,109


                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                        MAY 31, 1999                    NOVEMBER 30, 1998

CLASS C SHARES:                                    SHARES          AMOUNT           SHARES            AMOUNT
Shares sold                                       489,164       $  3,304,698        681,864       $  4,292,852
Shares redeemed                                  (463,493)        (3,100,713)      (651,541)        (4,119,742)
NET CHANGE RESULTING FROM CLASS C

SHARE TRANSACTIONS                                 25,671       $    203,985         30,323       $    173,110
NET CHANGE RESULTING FROM SHARE TRANSACTIONS      174,658       $  1,525,603        280,227       $  1,943,903

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.10% of the Fund's average daily net assets. The Adviser may volun tarily choose to waive any portion of its fee and/or reimburse certain oper ating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annu ally, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY NET

SHARE CLASS NAME   ASSETS OF CLASS
Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing a dis tribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $48,248 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $6,241 of organizational expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

Purchases     $ 21,619,306
Sales         $ 20,910,870

CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the politi cal or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obliga tions. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency hold ings.At May 31, 1999, the diversification of countries for the Fund was as follows:

                     PERCENTAGE OF

COUNTRY              NET ASSETS
Japan                53.9%
Australia            10.5%
Hong Kong             9.4%
Singapore             7.4%
Indonesia             5.2%
Korea, Republic of    3.2%
Philippines           2.2%
India                 1.9%
Taiwan                1.1%
China                 1.1%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT
AS OF MAY 31, 1999

Federated Asia Pacific Growth Fund

Established 1996

3RD SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated Asia Pacific Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 981487507
Cusip 981487606
Cusip 981487705
G01934-02 (7/99)

[Graphic]

[Graphic]

Richard B. Fisher
President

Federated Emerging Markets Fund

President's Message

Dear Fellow Shareholder:

Federated Emerging Markets Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. The fund offers shareholders significant long-term investment opportunities from a select portfolio of many large and small company stocks issued by international companies in the emerging markets. 1 The countries are found in Africa, Latin America, most of Asia and parts of Europe. Currently, the fund's holdings represent 25 countries and more than 180 corporations. The fund's net assets totaled $53.1 million as of May 31, 1999.

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1998 through May 31, 1999. It begins with a discussion by the fund's portfolio manager, Christopher Matyszewski. Following that discussion are two additional items of shareholder interest. First is a complete listing of the fund's diversified international portfolio holdings, and second is the publication of the fund's financial statements.

The fund's extremely strong total return performance over the first half of its fiscal year reflected a return of investor confidence to emerging markets in general, and the fund's good security selection in particular. During the reporting period, the fund outperformed its benchmark, the International Finance Corporation ("IFC") Investable Composite Index 2 as well as the average emerging markets fund by a significant margin. Individual share class total return performance for the six-month reporting period follows. 3


                 TOTAL RETURN NET ASSET VALUE INCREASE             Class A
Shares 26.55% $8.40 to $10.63 = 27% Class B Shares 26.12% $8.23 to $10.38 = 26%
Class C Shares 26.25% $8.23 to $10.39 = 26%


1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, emerging markets structures may be less diverse and mature, and their political systems may be less stable.

2 The International Finance Corporation Investable Composite Index is an unmanaged market-capitalization index of over 1,000 securities in 26 emerging markets. Investments cannot be made in an index.

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 19.57%, 20.62%, and 25.25%, respectively.

Investing in the emerging foreign markets, in which there is so much potential, is clearly a long-term proposition. There will inevitably be periods of unfriendly volatility, which we have experienced, and strong gains, as we just experienced during the reporting period. I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing. By investing the same amount on a regular basis, you buy more fund shares when prices are low-and fewer when prices are high. Adding to your account regularly and reinvesting your annual dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding. 4

I would also like to point out that the U.S. market's performance, although very positive, has been surpassed by the market returns in many other nations. Now, indeed, is an excellent time to consider a commitment to increasing the percentage of your international stock holdings. Stock prices and ratios measuring a stock's attractiveness in the U.S. are overvalued in comparison to many international markets. After about seven years of lagging the domestic stock market, opportunities outside the U.S. are compelling.

Thank you for your confidence in Federated Emerging Markets Fund. We will continue to keep you up-to-date on the details of your investment on a regular basis. We appreciate the fact that you have entrusted a portion of your wealth with the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

4 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

[Graphic]

Christopher Matyszewski
Portfolio Manager

Investment Review

WHAT ARE YOUR COMMENTS ON THE EMERGING MARKETPLACE, WHICH RECORDED EXTREMELY STRONG PERFORMANCE FOR THE FIRST HALF OF THE FUND'S FISCAL YEAR?

Throughout the last six months, the emerging markets have continued to benefit from the coordinated easing of global monetary policy initiated in the fourth quarter of 1998. In addition, a period which began with oil prices in decline, ended with this commodity rebounding nearly 60%. These factors have allowed many emerging markets' economies the necessary breathing room to begin restructuring, and they have given equity investors reason for optimism.

The Asian markets provided some of the strongest gains during the reporting period. From Indonesia's banking recapitalization plan to successful corporate restructuring in Korea, positive investor sentiment gave way to liquidity-driven rallies throughout the first half of the year. Indian markets also turned in a strong performance, with changes in the capital gains tax structure providing a positive catalyst.

Select Latin American equities also participated in the emerging market rally. The Mexican bourse (stock exchange) pushed higher throughout most of the reporting period, accompanied by falling interest rates, higher oil prices, and strong corporate earnings. In Brazil, however, investors witnessed dramatic market moves. The long battle to defend its currency ended, and the "Real Plan" was abandoned in January 1999. Though sharp declines ensued, the newly appointed head of the central bank and hopes of a strong recovery in the second half of the year restored a considerable amount of confidence.

On other fronts, Russian equities benefited tremendously from rebounding oil prices and optimism toward debt rescheduling, despite low liquidity. Optimism ahead of Turkey's national elections brought foreigners back to the Istanbul market as well, helping to push the exchange to the highest levels since the Russian crisis. Central European markets, however, battled with the effects of weak current account figures and slowing corporate earnings. The war in Kosovo was also cause for concern.

HOW DID THE FUND'S TOTAL RETURN COMPARE TO THAT OF ITS BENCHMARK INDEX OVER THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999?

The fund recorded very strong six-month returns, which were greater than the 21.91% return of its benchmark, the IFC Investable Composite Index. Returns for the fund, based on net asset value, were: Class A Shares, 26.55%; Class B Shares, 26.12%; and Class C Shares 26.25%.1 The fund's returns were significantly better than the 19.01% average total return of the 172 emerging market funds tracked by Lipper Analytical Services, Inc. 2

WHAT STRATEGIES INFLUENCED THE FUND'S GOOD SHORT-TERM PERFORMANCE DURING THE SIX-MONTH REPORTING PERIOD?

Federated Emerging Markets Fund has maintained broad exposure to the asset class while targeting below-average volatility. This continues to be a key driver for performance. Given the dramatic shifts among individual markets, exaggerated by the existing levels of liquidity, a broadly diversified approach remains the most prudent.

With regard to the specific markets, Turkey, Korea, and Indonesia helped contribute to the fund's positive performance, while relative underweighted positions in select Latin American and European markets served to cushion volatility.

WHAT WERE THE FUND'S COUNTRY ALLOCATIONS AS OF MAY 31, 1999?

The portfolio was well diversified across the following 25 countries:

                 PERCENTAGE OF
COUNTRY          NET ASSETS
Korea             10.5%
Indonesia          9.8%
Turkey             7.2%
Greece             7.1%
Hong Kong          5.1%
Mexico             5.1%
Brazil             5.0%
Ghana              4.9%
Philippines        4.9%
India              4.4%
Poland             3.7%
Thailand           3.2%
Hungary            2.9%
Lebanon            2.5%
Kenya              2.1%
South Africa       2.1%
Argentina          1.9%
Peru               1.7%
Egypt              1.5%
Mauritius          1.3%
Russia             1.2%
Chile              1.0%
Zimbabwe           1.0%
Malawi             0.3%
Pakistan           0.3%

1 Performance quoted represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 19.57%, 20.62%, and 25.25%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These returns do not take sales charges into account.

WHAT WERE THE FUND'S TOP TEN HOLDINGS AS OF MAY 31, 1999?


                                                         PERCENTAGE OF

NAME                                         COUNTRY     NET ASSETS       INDUSTRY
Social Security Bank Ltd.                    Ghana         3.6%           Banking
Telefonos de Mexico, Class L, ADR            Mexico        2.0%           Telecommunications
Lippo Bank                                   Indonesia     1.7%           Banking
PT Bank Internasional Indonesia              Indonesia     1.5%           Banking
Banque Audi, Class B, GDR                    Lebanon       1.3%           Banking
SOLIDERE, GDR                                Lebanon       1.2%           Real Estate
Aksigorta                                    Turkey        1.1%           Insurance
Turkiye Garanti Bankasi AS                   Turkey        1.0%           Banking
Companhia Paranaense de Energia-Copel, ADR   Brazil        1.0%           Utilities - Electrical & Gas
Telefonica de Argentina SA, ADR              Argentina     1.0%           Telecommunications
TOTAL                                                     15.4%


AS WE REACH THE MIDPOINT OF 1999, WHAT IS YOUR OUTLOOK FOR THE EMERGING MARKETS FOR THE REST OF THE YEAR?

We remain bullish on the emerging market asset class as a whole. Strength in oil prices and select commodities should help prolong this upward bias. Furthermore, sustained growth in developed countries may provide the catalyst for global demand, helping to bolster the recovery now being witnessed.

This sentiment will in part be driven by a healthy U.S. economy and the benign interest rate environment. This is not to say that a change in U.S. interest rates should reverse these gains. It is worth noting that the external financing for many emerging countries has improved since the period prior to the crisis. With short-term debt being less of a burden, many emerging markets are in a much better position to weather higher rates.

We believe that the Asian markets should again witness healthy capital inflows. Japan, an important engine for the region, turned in very healthy returns for the reporting period. Strong performance there, coupled with the successful recapitalization story of southeast Asia, should continue to provide upward impetus for the region's emerging markets.

In Latin America, Mexican equities stand to benefit from recent earnings upgrades, while they continue to take cues from a strong U.S. economy. Attractive valuations in Brazil, which met with hopes of a quickening recovery, may bring optimism to this market in the second half of the year.

While select Eastern European, Middle Eastern, and African companies provide excellent valuation for the long term, investors in those regions must still weigh political and economic concerns against the fundamental signs of a corporate earnings recovery.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-87.9%

                    AEROSPACE & MILITARY

                    TECHNOLOGY-0.4%

        27,970      Samsung Aerospace

                    Industries                       $      214,637
                    APPLIANCES & HOUSEHOLD

                    DURABLES-1.5%

       236,000      Guangdong Kelon Electrical

                    Holdings Co., Class H                   181,074
        16,000      L.G. Electronics, Inc.                  304,929
             2 1, 2 Samsung Electronics Co.,

                    GDR                                          75
           200   1  Samsung Electronics Co.,
                    Rights                                    2,125
     2,636,300      Vestel Elektronik Sanayi
                    ve Ticaret AS                           300,986
                    TOTAL                                   789,189

                    AUTOMOBILE-0.5%

        33,700      Mahindra & Mahindra Ltd.                162,546
         8,844    1 North American Bus
                    Industries                              127,499
                    TOTAL                                   290,045

                    BANKING-17.6%

         2,700      Alpha Credit Bank                       183,167
         2,700      Alpha Credit Bank, Rights                 9,223
         3,800      Banco Santiago, ADR                      67,925
        18,000      Bank Handlowy w. Warszawie              211,499
         4,440      Bank Slaski SA                          211,800
        30,500 1, 2 Banque Audi, Class B, GDR               671,000
     5,867,100      Demirbank TAS                            31,688
         2,900      Ergo Bank SA                            260,267
         1,767      Grupo Financiero Banamex
                    Accival, SA de CV, Class L                3,431
        74,900      Grupo Financiero Banamex

                    Accival, SA de CV, Class O              150,030
     1,100,000      Grupo Financiero Bancomer,
                    SA de CV                                373,223
           390      Grupo Financiero Inbursa,
                    SA de CV                                  1,136
     1,011,000      HKCB Bank Holding Co. Ltd.              277,036
        19,400      Hana Bank                               256,027
    15,250,000      Lippo Bank                              891,530
        62,800    1 Mauritius Commercial Bank               237,075
         7,200      Misr International Bank                 159,813
         3,410      National Bank of Greece                 237,896

                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    BANKING-CONTINUED

         6,000      National Societe Generale

                    Bank                            $       101,971
        10,700      OTP Bank RT                             471,710
    27,800,000      PT Bank Internasional

                    Indonesia                               769,846
           500      PT Bank Negara Indonesia                     32
           500      PT Bank Niaga Tbk                            31
           500    1 PT Bank Universal                             9
        73,000    1 Philippine National Bank                168,830
        33,405      Shinhan Bank                            325,360
     2,785,276    1 Social Security Bank Ltd.             1,906,262
       277,500      State Bank Mauritius                    176,435
       220,600      Thai Military Bank PCL                  136,760
    94,339,600      Turk Dis Ticaret Bankasi AS             440,094
    13,163,000      Turkiye Garanti Bankasi AS              541,328
     3,990,000      Yapi ve Kredi Bankasi AS                 50,940
                    TOTAL                                 9,323,374
                    BEVERAGE & TOBACCO-4.8%

       128,000      Beijing Enterprises                     207,973
        31,000    1 Boutaris Wine Co. SA                    321,669
         4,600      Compania Cervecerias

                    Unidas SA, ADR                          128,800
         2,600      Embotelladora Andina SA,
                    Class A, ADR                             50,050
         1,400      Embotelladora Andina SA,
                    Class B, ADR                             21,875
        80,000      Fomento Economico
                    Mexicano, SA de CV                      263,260
        14,480    1 Guiness Ghana Ltd.  5,568
         6,000      Hellenic Bottling Co. SA                175,132
       219,000      La Tondena Distillers,
                    Inc.  253,246

        55,000      PT Gudang Garam                         106,277
       240,000      PT Hanjaya Mandala
                    Sampoerna                               386,954
        11,800      Pan American Beverage,
                    Inc., Class A                           273,613
       293,672      Sasini Tea & Coffee Ltd.                216,609
       368,752      Union de Cervecerias
                    Backus y Johnston SAA,

                    Class T                                 160,712
                    TOTAL                                 2,571,738

                    BROADCASTING & PUBLISHING-
                    0.6%

         8,000      Grupo Televisa SA, GDR                  334,500
                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    BUILDING MATERIALS &

                    COMPONENTS-2.9%

    55,200,000      Adana Cimento Sanayii           $       216,826
     2,150,000      PT Mulia Industrindo                    218,307
     4,845,000      PT Semen Cibinong Tbk                   253,431
       179,000      PT Semen Gresik (Persero)

                    Tbk                                     299,618
        85,200      Siam City Cement                        321,509
         2,600      Titan Cement Co. SA                     240,181
                    TOTAL                                 1,549,872
                    BUSINESS & PUBLIC

                    SERVICES-3.6%

         5,260      Cheil Communications, Inc.              275,009
        10,000    1 ComputerLand Poland SA                  140,598
         3,460      Delta Informatics                       160,922
       539,280    1 Home Finance Co. Ltd.                   166,341
       127,400    1 Ixchange Technology
                    Holdings Ltd.                           324,009
         3,662      NIIT                                    154,499
        16,000      Satyam Computer Services                500,232
         6,800      Softbank SA                             198,042
                    TOTAL                                 1,919,652
                    CHEMICALS-1.0%

         8,800      Egyptian Financial &

                    Industrial                              120,419
         8,150      Pannonplast RT                          161,086
         6,300      Sociedad Quimica Y Minera
                    De Chile, ADR                           219,713
           364      Sociedad Quimica Y Minera
                    De Chile, Class A, ADR                   12,740
                    TOTAL                                   513,958

                    CONSTRUCTION & HOUSING-
                    3.4%

     6,373,000    1 DMCI Holdings                           345,028
    12,455,000    1 Empire East Land Holdings,
                    Inc.                                    333,869
        41,000      Exbud SA                                300,577
        19,725      Hydrobudowa SA                          185,216
       138,000      Italian-Thai Development                368,248
        23,500      Sambu Construction                      284,773
                    TOTAL                                 1,817,711

                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    DATA PROCESSING &

                    REPRODUCTION-0.7%

        13,600    1 DataTec Ltd.                    $       183,524
         6,100      Intrasoft SA                            167,289
                    TOTAL                                   350,813
                    ELECTRICAL & ELECTRONICS-

                    2.5%

         1,100      DSQ Software Ltd.                         5,476
        39,470    1 Hi-Tron Systems                         332,841
        11,840   1  Hi-Tron Systems, Rights                  43,931
         8,100    1 Infoquest SA                            146,144
        34,100      Infotech Enterprises Ltd.               181,518
         3,000      Intracom SA                             215,643
     1,570,000      Vanda Systems and
                    Communications Holdings

                    Ltd.                                    186,257
        10,800    1 Visualsoft (India) Ltd.                 238,983
                    TOTAL                                 1,350,793
                    ELECTRONIC COMPONENTS,

                    INSTRUMENTS-1.2%

         4,515      Aptech Ltd.                              85,640
           720      Dae Duck Electronics Co.                  6,922
           172   1  Dae Duck Electronics Co.,

                    Rights                                      566
        22,800      HCL Infosystems Ltd.                    214,114
        15,040      Saehan Precision Co.                    306,926
                    TOTAL                                   614,168
                    ENERGY SOURCES-3.5%

       110,300      Banpu Public Co. Ltd.                   258,655
        35,000      Gulf Indonesia Resources
                    Ltd.                                    336,875
         6,850      Lukoil Holding Co., ADR                 254,820
        20,300      MOL Magyar Olaj-es

                    Gazipari RT                             494,967
       735,000      PT Medco Energi Corp.                   280,430
         3,000      PTT Exploration and

                    Production Public Co.                    24,420
     2,010,000      Petron Corp.                            221,866
                    TOTAL                                 1,872,033
                    FINANCIAL SERVICES-2.1%

        10,500    1 Daewoo Securities Co.  208,079
           545    1 Hyundai Securities                       17,097
           131    1 Hyundai Securities, Rights                1,171
        30,400    1 Lg Securities Co.                       512,712
                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued
                    FINANCIAL SERVICES-

                    CONTINUED
           222      Samsung Securities Co.,

                    Ltd.                            $         9,735
       776,700      Securities One                          173,763
        63,000    1 Theta Group Ltd.                        193,078
                    TOTAL                                 1,115,635
                    FISHERIES-0.0%

       188,902      Austral Group                            22,711
                    FOOD & HOUSEHOLD PRODUCTS-
                    3.3%

        11,200      Britannia Industries                    344,917
         8,700      Delta Dairy SA                          184,038
         5,900      Goody's SA                              166,346
        51,000      Grupo Industrial Maseca SA

                    de CV, Class B                           32,315
        71,500      Innscor Africa Ltd.                      18,367
        32,100    1 International Food
                    Industries Co. (Hostess)                372,851
       762,500    1 PT Bintuni Minaraya                     166,577
     1,110,000      Ultrajaya Milk Ind                      119,538
        17,100      Woo Sung Feed Co.                       340,313
                    TOTAL                                 1,745,262
                    FOREST PRODUCTS & PAPER-

                    0.8%

        68,300      Sappi Ltd.                              416,450
                    GOLD MINES-0.4%
        30,800      Ashanti Goldfields Co.,

                    GDR                                     231,000
                    HEALTH & PERSONAL CARE-

                    1.3%

         1,600      Athens Medic Center                      37,977
       814,500      PT Darya Varia Laboratoria              100,245
        12,900      Pacific Corp.                           271,957
        15,450      Sarantis SA                             253,730
                    TOTAL                                   663,909
                    INDUSTRIAL COMPONENTS-0.1%

         3,800      Madeco SA, ADR                           37,050
        14,064   1  Samsung Aerospace
                    Industries, Rights                       18,976
                    TOTAL                                    56,026


                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    INSURANCE-2.0%

    18,368,000      Aksigorta                       $       586,270
        11,000    1 Enterprise Insurance Co.
                    Ltd.                                      9,048
           520      Samsung Fire & Marine
                    Insurance                               269,284
       116,394      Swan Insurance Co., Ltd.                180,384
                    TOTAL                                 1,044,986
                    LEISURE & TOURISM-0.2%

     1,334,000      PT Sona Topas Tourism

                    Industry Tbk                            106,720
                    MACHINERY & ENGINEERING-

                    1.4%

        10,000      Punjab Tractors Ltd.                    315,225
       141,300      Shin Sung ENG                           405,127
                    TOTAL                                   720,352
                    MERCHANDISING-2.1%

        13,400      Companhia Brasileira de
                    Distribuicao Groupo Pao de

                    Acucar, ADR                             242,875
        23,800      Keum Kang Devel                         275,962
       280,000      Migros Turk                             357,489
       439,500      PT Ramayana Lestari
                    Sentosa                                 238,006
         1,800      Santa Isabel SA, ADR                     19,575
                    TOTAL                                 1,133,907
                    METALS - NON FERROUS-1.6%
       221,942    1 Aluworks Ghana Ltd.                     255,578
        41,532      Cia de Minas Buenaventura
                    SA, Class B                             298,601
        50,000      Grupo Mexico SA, Class B                169,136
        50,657      Minsur SA                               102,776
                    TOTAL                                   826,091
                    METALS - STEEL-1.1%
    19,500,000      Eregli Demir Ve Celik

                    Fabrikalari TAS                         373,445
        10,400      Mytilineos SA                           209,825
                    TOTAL                                   583,270
                    MINING-0.1%

       483,461      Athi River Mining Ltd.                   39,774
                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    MISCELLANEOUS MATERIALS &

                    COMMODITIES-1.2%

     1,741,000      Delta Corp.                     $       458,637
         5,250      Hellas Can Packaging SA                 166,544
           200      National Aluminium Co.

                    Ltd.                                        135
       953,500      PT Fiskaragung Perkasa                   32,272
                    TOTAL                                   657,588
                    MULTI-INDUSTRY-4.3%

     4,018,000    1 Aboitiz Equity Ventures,

                    Inc.                                    236,536
     1,415,000    1 Benpres Holdings Corp.                  334,690
        21,900      Citic Pacific Ltd.                      262,436
     1,415,000      Elektrim Spolka Akcyjna SA              503,048
     1,691,500      Enka Holding Yatirim                    348,860
        43,089      First Pacific Co.                       220,507
         5,600    2 Grupo Carso SA de CV, ADR                45,119
     8,280,000      Haci Omer Sabanci Holding               203,291
        21,830 1, 2 Press Corp., GDR                        144,733
                    TOTAL                                 2,299,220
                    PHARMACEUTICALS-1.0%

    23,450,400      Eczacibasi Ilac                         362,731
        21,900      Jelfa SA                                186,945
                    TOTAL                                   549,676
                    REAL ESTATE-4.5%

       457,000      Ayala Land, Inc.                        147,128
     4,940,000    1 Belle Corp.                             288,219
       190,000      China Resources

                    Enterprises Ltd.                        276,859
     5,670,000    1 Megaworld Properties &
                    Holdings, Inc.                          286,103
     3,355,000      PT Jaya Real Property Tbk               361,307
    11,400,000      Putra Surya Perkas                      175,385
       775,000      Quality House Public Co.
                    Limited                                 214,117
        61,000 1, 2 SOLIDERE, GDR                           642,025
                    TOTAL                                 2,391,143
                    TELECOMMUNICATIONS-8.8%

     3,200,000      Champion Technology

                    Holdings Ltd.                           202,195
       100,000    1 China Telecom (Hong Kong)
                    Ltd.                                    210,836
       558,000      City Telecom (HK) Ltd.                  165,496

                                                           VALUE IN

SHARES                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    TELECOMMUNICATIONS-
                    CONTINUED

        13,800    1 Embratel Participacoes SA,

                    ADR                             $       189,750
        16,200      Hellenic Telecommunication

                    Organization SA                         350,745
        50,900      Matav RT                                284,373
       110,065    1 Tele 2000 SA                             46,315
        31,000    1 Tele Norte Leste
                    Participacoes SA, ADR                   507,625
        17,800      Telecom Argentina SA, ADR               507,300
        16,000      Telefonica de Argentina
                    SA, ADR                                 518,000

        13,000      Telefonos de Mexico, Class

                    L, ADR                                1,039,188
        14,200      Tiletypos SA                            293,779
        17,200    1 Vimpel-Communications, ADR              363,350
                    TOTAL                                 4,678,952
                    TEXTILES & APPAREL-0.3%

       158,550      Madura Coats                            156,818
                    TRANSPORTATION - AIRLINES-
                    1.9%

       100,000      Air Mauritius Ltd.                       99,344
     4,079,000      Kenya Airways Ltd.                      468,649
        18,950      Korean Air                              228,515
       109,000      Thai Airways International
                    PCL                                     185,094
                    TOTAL                                   981,602

                    TRANSPORTATION - ROAD &

                    RAIL-0.4%

     1,222,000      GZI Transportation Ltd.                 220,610
                    TRANSPORTATION - SHIPPING-
                    1.2%

        30,880      Korea Line Co.                          377,586
     1,722,500      PT Berlian Laju Tanker Tbk              238,499
                    TOTAL                                   616,085
                    UTILITIES - ELECTRICAL &
                    GAS-2.7%

        69,300      Companhia Paranaense de

                    Energia-Copel, ADR                      519,750
       573,289      Edegel SA, Class B                      118,897
           900      Egypt Gas                                43,968
       922,000    1 Huaneng Power
                    International, Inc.                     273,454
        15,200      Hub Power Co., GDR                      136,800
       225,000      Kenya Power & Lighting Co.

                    Ltd.                                    363,830
                    TOTAL                                 1,456,699


SHARES OR

PRINCIPAL                                                  VALUE IN
AMOUNT                                                 U.S. DOLLARS

                    COMMON STOCKS-continued

                    WHOLESALE & INTERNATIONAL

                    TRADE-0.9%

       180,080      Ferreyros SA                     $      133,960
     2,475,900      Interfresh                               51,917
        18,210      Samsung Co.                             284,087
                    TOTAL                                   469,964
                    TOTAL COMMON STOCKS
                    (IDENTIFIED COST

                    $44,572,699)                         46,696,933
                    PREFERRED STOCKS-3.2%

                    BANKING-0.8%
     9,400,000      Banco Est Sao Paulo,

                    Preference                              400,842
                    ENERGY SOURCES-0.8%

     3,135,000      Petroleo Brasileiro SA,

                    Preference                              443,205

                    TELECOMMUNICATIONS-0.8%

     1,300,000      Telecomunicacoes de Sao

                    Paulo SA, Preference                    158,280
     6,300,000      Telesp Celular
                    Participacoes SA, Series B              290,425
                    TOTAL                                   448,705

                    TEXTILES & APPAREL-0.0%

    49,000,000    1 Texpar SA, Preference                       282
                    UTILITIES - ELECTRICAL &
                    GAS-0.8%

    20,100,000      Companhia Energetica de

                    Minas Gerais, Preference                419,958

                    TOTAL PREFERRED STOCKS
                    (IDENTIFIED COST

                    $1,283,905)                           1,712,992
                    CORPORATE BOND-0.0%

                    METALS - STEEL-0.0%
  $     10,100      Companhia Vale Do Rio Doce,

                    Conv. Deb., 12/31/1999

                    (IDENTIFIED COST $79)                        58
                    REPURCHASE AGREEMENT-2.6% 3
     1,375,000      Bear, Stearns and Co.,
                    4.93%, dated 5/28/1999,
                    due 6/1/1999 (at amortized

                    cost)                                 1,375,000

                    TOTAL INVESTMENTS
                    (IDENTIFIED COST

                    $47,231,683) 4                   $   49,784,983


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 1999, these securities amounted to $1,502,952 which represents 2.8% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $47,231,683. The net unrealized appreciation of investments on a federal tax basis amounts to $2,553,300 which is comprised of $6,920,893 appreciation and $4,367,593 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($53,095,446) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ADR -American Depositary Receipt
GDR -Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$47,231,683)                                    $  49,784,983
Cash denominated in
foreign currencies
(identified cost
$1,911,050)                                         1,908,584
Income receivable                                     286,728
Receivable for investments
sold                                                3,605,726
Receivable for shares sold                             90,210
Deferred organizational
costs                                                  18,362
TOTAL ASSETS                                       55,694,593
LIABILITIES:

Payable for investments
purchased                       $ 2,230,612
Payable for shares
redeemed                            128,963
Payable to bank                       3,916
Payable for taxes withheld          182,201
Net payable for foreign
currency exchange
contracts                               970
Accrued expenses                     52,485
TOTAL LIABILITIES                                   2,599,147
Net assets for 5,024,930
shares outstanding                              $  53,095,446
NET ASSETS CONSIST OF:

Paid in capital                                 $  67,683,416
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in
foreign currency                                    2,546,135
Accumulated net realized
loss on investments and
foreign currency
transactions  (17,157,765)
Undistributed net
investment income                                      23,660
TOTAL NET ASSETS                                $  53,095,446
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($38,970,562 / 3,664,508
shares outstanding)                                    $10.63
Offering Price Per Share
(100/94.50 of $10.63) 1                                $11.25
Redemption Proceeds Per
Share                                                  $10.63
CLASS B SHARES:
Net Asset Value Per Share
($11,795,126 / 1,136,235
shares outstanding)                                    $10.38
Offering Price Per Share                               $10.38
Redemption Proceeds Per
Share (94.50/100 of
$10.38) 1                                             $  9.81
CLASS C SHARES:
Net Asset Value Per Share
($2,329,758 / 224,187
shares outstanding)                                    $10.39
Offering Price Per Share                               $10.39
Redemption Proceeds Per
Share (99.00/100 of
$10.39) 1                                              $10.29


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $53,071)                       $    664,357
Interest                                                9,678
TOTAL INCOME                                          674,035
EXPENSES:

Investment advisory fee         $  290,897
Administrative personnel
and services fee                    92,247
Custodian fees                     133,095
Transfer and dividend
disbursing agent fees and
expenses                            93,783
Directors' fees                      1,201
Auditing fees                       11,210
Legal fees                           1,714
Portfolio accounting fees           36,976
Distribution services fee-
Class B Shares                      39,869
Distribution services fee-
Class C Shares                       7,394
Shareholder services fee-
Class A Shares                      42,424
Shareholder services fee-
Class B Shares                      13,290
Shareholder services fee-
Class C Shares                       2,465
Share registration costs            14,453
Printing and postage                23,079
Insurance premiums                   1,213
Taxes                                2,368
Miscellaneous                        6,452
TOTAL EXPENSES                     814,130
WAIVER:
Waiver of investment
advisory fee                      (167,761)
Net expenses                                          646,369
Net investment income                                  27,666
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions (net
of foreign taxes withheld
of $286,222)                                        8,244,219
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                            2,517,431
Net realized and
unrealized gain on
investments and foreign
currency transactions                              10,761,650
Change in net assets
resulting from operations                        $ 10,789,316


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                    SIX MONTHS

                                         ENDED

                                   (unaudited)            YEAR ENDED
                                       MAY 31,          NOVEMBER 30,

                                          1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $      27,666       $        39,525
Net realized gain (loss) on
investments and foreign
currency transactions
($8,244,219 and

$(20,651,562)
respectively, as computed

for federal tax purposes)            8,244,219           (22,632,585)
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                             2,517,431             3,529,082
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           10,789,316           (19,063,978)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              22,038,028            36,333,951
Cost of shares redeemed            (24,490,135)          (44,913,771)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (2,452,107)           (8,579,820)
Change in net assets                 8,337,209           (27,643,798)
NET ASSETS:

Beginning of period                 44,758,237            72,402,035
End of period (including
undistributed net
investment income of
$23,660

and $0, respectively)            $  53,095,446       $    44,758,237


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,               YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997         1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                         $  8.40         $11.64       $11.10       $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.02           0.03         0.01         0.02
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             2.21          (3.27)        0.53 2       1.08
TOTAL FROM INVESTMENT

OPERATIONS                           2.23          (3.24)        0.54         1.10
NET ASSET VALUE, END OF

PERIOD                             $10.63        $  8.40       $11.64       $11.10
TOTAL RETURN 3                      26.55%        (28.02%)       4.86%       11.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                           3.29%  5       2.84%        2.79%        5.31%  5
Net investment income (net
operating loss) 4                   (0.40%) 5       0.05%       (0.52%)      (3.03%) 5
Expenses (after waivers
and reimbursements)                  2.57%  5       2.59%        2.14%        1.97%  5
Net investment income
(after waivers and
reimbursements)                      0.32%  5       0.30%        0.13%        0.31%  5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $38,971        $32,002      $48,525      $17,327
Portfolio turnover                    134%           163%         102%          32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,             YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                         $  8.23         $11.50       $11.04      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                  (0.04)         (0.08)       (0.04)      (0.02)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             2.19          (3.19)        0.50 2      1.06
TOTAL FROM INVESTMENT

OPERATIONS                           2.15          (3.27)        0.46        1.04
NET ASSET VALUE, END OF

PERIOD                             $10.38        $  8.23       $11.50      $11.04
TOTAL RETURN 3                      26.12%        (28.56%)       4.17%      10.40%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                           4.04%  5       3.59%        3.54%       6.06%  5
Net operating loss 4                (1.15%) 5      (0.70%)      (1.34%)     (4.05%) 5
Expenses (after waivers
and reimbursements)                  3.32%  5       3.34%        2.89%       2.72%  5
Net operating loss (after
waivers and
reimbursements)                     (0.43%) 5      (0.45%)      (0.69%)     (0.71%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $11,795        $10,884      $19,951      $3,747
Portfolio turnover                    134%           163%         102%         32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,              YEAR ENDED NOVEMBER 30,
                                     1999           1998        1997        1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                         $  8.23         $11.50      $11.05      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                  (0.02)         (0.09)      (0.04)      (0.02)
Net realized and
unrealized gain (loss) on
investments and foreign
currency                             2.18          (3.18)       0.49 2      1.07
TOTAL FROM INVESTMENT

OPERATIONS                           2.16          (3.27)       0.45        1.05
NET ASSET VALUE, END OF

PERIOD                             $10.39        $  8.23      $11.50      $11.05
TOTAL RETURN 3                      26.25%        (28.62%)      4.07%      10.50%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                           4.04%  5       3.59%       3.54%       6.06%  5
Net operating loss 4                (1.15%) 5      (0.70%)     (1.30%)     (4.11%) 5
Expenses (after waivers
and reimbursements)                  3.32%  5       3.34%       2.89%       2.72%  5
Net operating loss (after
waivers and
reimbursements)                     (0.43%) 5      (0.45%)     (0.65%)     (0.77%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $2,330         $1,872      $3,943        $847
Portfolio turnover                    134%           163%        102%         32%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated Emerging Markets Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Foreign equity securities, are valued according to the last sale price reported in the market in which they are primarily traded. If no sale on a recognized exchange is reported or if the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Investments in other mutual funds are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturity of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $24,298,795, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                     EXPIRATION

EXPIRATION YEAR          AMOUNT
2003               $  3,130,096 1
2004                    310,725
2005                    206,412
2006                 20,651,562

1 Capital loss carryforward is attributable to the acquisition of the assets of The Blanchard Worldwide Emerging Market Fund and is limited to $391,262 that can be used in future periods to offset income arising from net realized gains.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had outstanding forward commitments set forth below:


                                CONTRACTS TO                                                             UNREALIZED

SETTLEMENT DATE                 DELIVER/RECEIVE                 IN EXCHANGE FOR   CONTRACTS AT VALUE   DEPRECIATION

Contract Purchased:

6/1/1999                        766,585,680 Indonesian Rupiah         $  94,757            $  94,349          $(408)
Contracts Sold:
6/1/1999                        11,508,201 Thailand Baht                309,951              310,194           (243)
6/2/1999                        6,286,709 Thailand Baht                 169,134              169,453           (319)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                                     $(970)


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:

                   NUMBER OF PAR
                   VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000

Transactions in capital stock were as follows:


                                     SIX MONTHS ENDED                 YEAR ENDED
                                        MAY 31, 1999               NOVEMBER 30, 1998

CLASS A SHARES:                   SHARES         AMOUNT             SHARES         AMOUNT
Shares sold                   2,029,589       $  19,498,700      3,094,151       $  32,142,225
Shares redeemed              (2,175,184)        (20,435,838)    (3,449,888)        (35,473,078)
NET CHANGE RESULTING FROM

CLASS A SHARE TRANSACTIONS     (145,595)      $    (937,138)      (355,737)      $  (3,330,853)


                                    SIX MONTHS ENDED                  YEAR ENDED
                                        MAY 31, 1999               NOVEMBER 30, 1998

CLASS B SHARES:                   SHARES         AMOUNT            SHARES         AMOUNT
Shares sold                     214,639      $    2,085,887        306,994      $    3,184,513
Shares redeemed                (401,558)         (3,603,229)      (717,998)         (7,271,596)
NET CHANGE RESULTING FROM

CLASS B SHARE TRANSACTIONS     (186,919)      $  (1,517,342)      (411,004)      $  (4,087,083)


                                    SIX MONTHS ENDED                  YEAR ENDED
                                       MAY 31, 1999                NOVEMBER 30, 1998

CLASS C SHARES:                   SHARES         AMOUNT             SHARES         AMOUNT
Shares sold                      47,189      $      453,441         94,488      $    1,007,213
Shares redeemed                 (50,491)           (451,068)      (210,000)         (2,169,097)
NET CHANGE RESULTING FROM

CLASS C SHARE TRANSACTIONS       (3,302)     $        2,373       (115,512)     $   (1,161,884)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (335,816)     $   (2,452,107)      (882,253)     $   (8,579,820)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $48,748 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $9,076 of organizational expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

Purchases   $61,815,478
Sales       $72,230,383

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:

                     PERCENTAGE OF

COUNTRY              NET  ASSETS
Korea, Republic of    10.5%
Indonesia              9.8%
Turkey                 7.2%
Greece                 7.1%
Hong Kong              5.1%
Mexico                 5.1%
Brazil                 5.0%
Ghana                  4.9%
Philippines            4.9%
India                  4.4%
Poland                 3.7%
Thailand               3.2%
Hungary                2.9%
Lebanon                2.5%
Kenya                  2.1%
South Africa           2.1%
Argentina              1.9%
Peru                   1.7%
Egypt                  1.5%

                     PERCENTAGE OF

COUNTRY              NET  ASSETS
Mauritius              1.3%
Russia                 1.2%
Chile                  1.0%
Zimbabwe               1.0%
Malawi                 0.3%
Pakistan               0.3%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated Emerging Markets Fund

Established 1996

3RD SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated Emerging Markets Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 981487804
Cusip 981487887
Cusip 981487879
G01967-02 (7/99)

[Graphic]

SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated European Growth Fund

President's Message

Dear Fellow Shareholder:

Federated European Growth Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. As of May 31, 1999, the fund's net assets totaled $53.3 million and were invested in over 70 securities in Europe selected for their capital appreciation potential.

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Frank Semack, Vice President of Federated Global Investment Management Corp. Following his discussion, which presents his outlook on European economic and market conditions and the fund's strategy, you will find two additional items of shareholder interest. First is a complete listing of the fund's common stock investments, and sec ond is the publication of the fund's financial statements.

The fund offers shareholders significant long-term investment opportunities from a broadly diversified $53.3 million portfolio of more than 70 stocks in 15 European countries in both developed and emerging markets. The United Kingdom represents the largest weighting in the fund's portfolio, with approximately 25% of the fund's assets, followed by France (14.7%), Italy (10.1%) and Germany (9.2%). 1 The European market overall took a breather and recorded a flat return during the first half of the fund's fiscal year due to a weak euro and weaker investor sentiment. However, there are reasons for optimism. As Frank explains, the currently weak euro, while a short-term neg ative, may prove to be a long-term plus. Stock valuations in the European market are currently lower than the fully priced U.S. market.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month reporting period, including capital gains, follows. 2

                TOTAL RETURN   CAPITAL GAINS   NET ASSET VALUE DECREASE
Class A Shares  (1.80%)        $0.60           $15.79 to $14.94 = (5%)
Class B Shares  (2.18%)        $0.60           $15.48 to $14.58 = (6%)
Class C Shares  (2.18%)        $0.60           $15.43 to $14.53 = (6%)

While the fund has provided shareholders with strong returns since its incep tion on February 28, 1996, it is important to remember that, as we have just experienced, there will inevitably be periods of short-term fluctuation and negative, as well as positive returns. My recommendation to all mutual fund shareholders is to add to your investment account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing. 3

Thank you for your confidence in Federated European Growth Fund. We will con tinue to keep you up-to-date on the details of your investment on a regular basis.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on the offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (7.21%), (7.36%), and (3.12%), respectively.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should con sider their financial ability to continue purchases during periods of low price levels.

[Graphic]

FRANK SEMACK

Vice President

Federated Global Investment Management Corp.

Investment Review

     IN 1998, THE FUND'S SHARE PRICE INCREASED OVER 21%. 1999 SEEMS TO BE A DIFFERENT STORY. WHY?

1999 is a different set of circumstances. In the first two months of the reporting period, European markets benefited from lower interest rates and the launch of the euro. After an initial burst of euphoria, however, the new currency quickly began to weaken against the backdrop of the deteriorating situation in Kosovo, and, more importantly, indications that gross domestic product ("GDP") growth in the United States would continue to be much stron ger than in the Eurozone (3.50% versus 2.00%). Last but not least, the Euro pean Central Bank agreed in late May 1999 to loosen Italian fiscal deficit criteria. By the end of May, the euro had lost approximately 12% against the U.S. dollar. In an effort to spur GDP growth, the European Central Bank cut interest rates in early April to 2.50% from 3.00%, the Bank of England cut rates several times to 5.25%, and Sweden cut rates from 3.15% to 2.90%.

On the political front, German Finance Minister Oskar Lafontaine resigned in early March 1999, followed by a mass resignation of the European Commission. The German market reacted favorably for a short period to Mr. Lafontaine's departure, whereas the European Commission news had virtually no impact.

In part due to falling interest rates, the United Kingdom's market outper formed most European markets, on a U.S. dollar basis, as fears of a full- blown recession proved unfounded. Consumer confidence in France as well as Spain remained high, but much less so in Germany and Italy. Finally, the num ber and size of initial and secondary public offerings led to a substantial increase in equity supply at a time when demand from investors for European equities declined sharply.

WHAT WERE THE HIGHLIGHTS AS FAR AS SECTOR PERFORMANCE WAS CONCERNED?

After the euphoria surrounding the euro faded, European investors began to shift funds from growth stocks into cyclical stocks, to take advantage of the wide disparity in valuations. In particular, the materials and capital equip ment sectors saw relatively strong performance, while the consumer goods and finance sectors were relatively weak.

Mergers and acquisitions continued to dominate the headlines, with a record $435 billion of corporate transactions involving European companies. The banking sector saw the most activity, although only at the country level.

In France, Paribas and SOCIETE GENERALE (1.47% of net assets) agreed to merge, only to receive a competing offer from Banque Nationale de Paris. As of this writing, the outcome remains wide open. In Italy, two separate large mergers were announced between BCI and Unicredito and between San-Paolo-IMI and Banca di Roma, but both failed to be finalized. The only banking merger that has actually gone through successfully was in Spain, between BANCO SANTANDER (1.45% of net assets) and BCH. In the telecommunications sector, Olivetti made a bid for TELECOM ITALIA (1.07% of net assets), which it even tually won despite Telecom Italia's preference for a merger with Deutsche Telecom. VODAFONE (2.46% of net assets) and Airtouch also merged to create a global cellular telephone powerhouse. Other corporate activity involved Renault and Nissan, British Petroleum, Amoco and Arco, and ABB and Alstom.

HOW DID FEDERATED EUROPEAN GROWTH FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999?

Reflecting flat market conditions, Federated European Growth Fund produced total returns of (1.80%), (2.18%), and (2.18%), based on net asset value, for Class A, B, and C Shares, respectively, for the six-month reporting period ended May 31, 1999. 1 These returns slightly underperformed the (0.96%) total return of the 107 European region funds tracked by Lipper Analytical Ser vices, Inc.2 The overall return of the European market, as measured by the Morgan Stanley Capital International ("MSCI") Europe Index, was 0.31%.3

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on the offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (7.21%), (7.36%), and (3.12%), respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These returns do not take sales charges into account.

3 The MSCI Europe Index is an unmanaged, market value-weighted index of over 580 securities listed on the stock exchanges of 15 countries in the Euro pean region. Investments cannot be made in an index.

HOW WAS THE EUROPEAN GROWTH FUND ALLOCATED AMONG COUNTRIES AND SECTORS AS OF MAY 31, 1999?

                  PERCENTAGE OF
COUNTRY           NET ASSETS
United Kingdom    25.9%
France            14.7%
Italy             10.1%
Germany            9.2%
Netherlands        7.8%
Spain              5.8%
Finland            5.2%
Portugal           5.1%
Switzerland        3.9%
Greece             2.3%
Sweden             2.2%
Belgium            1.6%
Norway             0.9%
Ireland            0.6%
Hungary            0.2%

                     PERCENTAGE OF

SECTOR               NET ASSETS
Finance              36.1%
Telecommunications   15.2%
Services             14.7%
Consumer Goods       10.2%
Capital Equipment      6.6%
Multi-Industry         6.2%
Energy                 2.7%
Materials              1.1%
Other                  2.9%


WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF MAY 31, 1999?

                                                     MARKET

                                     PERCENTAGE OF   CAPITALIZATION

NAME                COUNTRY          NET ASSETS      ($ BILLIONS)
Mannesmann          Germany            3.6%            53.8
Barclays            United Kingdom     3.2%            45.8
Mondadori           Italy              2.9%             2.2
BMW                 Germany            2.9%            15.1
KPN                 Netherlands        2.6%            23.0
Sanofi-Synthelabo   France             2.5%            30.9
Glaxo Wellcome      United Kingdom     2.5%           101.8
Vodafone            United Kingdom     2.5%            58.9
Reed                United Kingdom     2.1%             8.3
Securicor           United Kingdom     1.7%             5.4
TOTAL                                 26.5%

WHAT WERE SOME OF THE FUND'S RECENT STOCK PURCHASES?

Our recent purchases included the following:

ASM LITHOGRAPHY (0.98% of net assets): ASML is a semiconductor equipment man ufacturer with leading edge technology that is gaining market share at a time when the semiconductor cycle is poised for an upturn.

BANCO PINTO & SOTTO MAYOR (1.12% of net assets): BPSM is a major player in the Portuguese banking sector. It is cheap versus its peers, and it should be a likely beneficiary of the forthcoming consolidation in the industry.

GLOBAL TELESYSTEMS (1.60% of net assets): GTS is a European alternative tele communications provider participating in the rapid growth in data services. It has a head start over its competitors in cross-border traffic connections for small- and medium-sized businesses.

WHAT ISSUES DO YOU EXPECT TO AFFECT THE EUROPEAN MARKETS THROUGH THE BALANCE OF 1999?

The euro will clearly be an important factor for the foreseeable future. While a weak euro is a short-term negative for total returns, it is in fact a plus for the European economy for two reasons: 1) European exporters benefit because their products are cheaper; and 2) every one-cent change in the U.S. dollar/euro exchange rate is equal to a 1% shift in earnings growth. For this reason we have continued to see a number of earnings upgrades over the course of the year as the euro has declined. Exports in the Eurozone repre sent around 12% of GDP (which is the same as in the United States), while imports account for around 10% of GDP. This is a much lower figure than for the individual EU-11 members, and consequently, it enables the Eurozone to adopt a policy of "benign neglect" with respect to the euro. In the meantime, European valuations continue to be much lower than in the U.S. market (23X 1999 earnings in Europe and 27X 1999 earnings in the United States), and equity fund flows have begun to improve again after several months of weak ness. The United Kingdom has room for further rate cuts as the risk of infla tion, as in the Eurozone, appears minimal.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                                          VALUE IN

SHARES                                                                U.S. DOLLARS

                COMMON STOCKS-95.5%
                AEROSPACE & MILITARY TECHNOLOGY-1.1%

     88,895     British Aerospace PLC                                  $    586,857
                APPLIANCES & HOUSEHOLD DURABLES-0.4%
     20,000  1  Moulinex                                                    229,767
                AUTOMOBILE-2.9%

      2,405     Bayerische Motoren Werke AG                               1,539,428
                BANKING-19.1%

     31,200     Argentaria                                                  698,983
    108,636     Banca Intesa SPA                                            552,674
     30,000     Banco Pinto & Sotto Mayor                                   594,225
     12,040     Banco Popular Espanol SA                                    879,874
     34,500     Banco Portugues do Atlantico                                544,529
     37,099     Banco Santander Central Hispano, SA                         773,514
     56,465     Barclays PLC                                              1,714,534
      6,380     Compagnie Financiere de Paribas, Class A                    691,719
      6,710     DePfa Deutsche Pfandbriefbank AG                            580,599
     11,600     Deutsche Bank, AG                                           604,650
      2,700     Ergo Bank SA                                                242,317
     72,000     Merita Ltd., Class A                                        426,341
     22,000     Rolo Banca 1473 SPA                                         519,478
      4,300     Societe Generale, Paris                                     780,895
      2,020     UBS AG                                                      584,224
                TOTAL                                                    10,188,556
                BROADCASTING & PUBLISHING-5.3%

      7,000  1  Antenna Hungaria                                            134,992
     90,000     Arn Mondadori Edit                                        1,562,186
    155,000     Reed International PLC                                    1,133,783
                TOTAL                                                     2,830,961

                                                                          VALUE IN

SHARES                                                                U.S. DOLLARS

                COMMON STOCKS-continued
                BUSINESS & PUBLIC SERVICES-8.1%

     15,250     Dassault Systemes SA                                  $     500,314
      6,400     Delta Informatics                                           297,660
      7,500  1  Equant NV, ADR                                              622,031
    390,500  1  Eurotunnel SA                                               598,431
    100,400     Securicor PLC                                               900,906
      3,100     Suez Lyonnaise des Eaux                                     513,525
     13,800     Unique International NV                                     315,065
      7,500     Vivendi                                                     555,131
      7,500  1  Vivendi, Rights                                               7,819
                TOTAL                                                     4,310,882
                ELECTRICAL & ELECTRONICS-3.4%

     23,400  1  BE Semiconductor Industries NV                              178,080
     10,850  1  Infoquest SA                                                195,760
     11,600     Nokia Oy                                                    824,742
     23,450     Telefonaktiebolaget LM Ericsson                             625,919
                TOTAL                                                     1,824,501
                ELECTRONIC COMPONENTS, INSTRUMENTS-2.0%

     11,800  1  ASM Lithography Holding NV                                  519,738
        150  1  Kudelski SA                                                 564,371
                TOTAL                                                     1,084,109
                ENERGY SOURCES-2.7%

     38,539     BP Amoco PLC                                                689,163
      5,000     Elf Aquitaine SA                                            723,495
                TOTAL                                                     1,412,658
                FINANCIAL SERVICES-1.1%

     11,000     ING Groep, NV                                               587,709
                FOOD & HOUSEHOLD PRODUCTS-1.7%
        500     Nestle SA                                                   898,086
                HEALTH & PERSONAL CARE-7.0%
     47,385     Glaxo Wellcome PLC                                        1,329,489
     32,000  1  Sanofi Synthelabo SA                                      1,347,743
     13,840     Sarantis SA                                                 227,289
     64,535     Smithkline Beecham Corp.                                    840,188
                TOTAL                                                     3,744,709

                                                                          VALUE IN

SHARES                                                                U.S. DOLLARS

                COMMON STOCKS-continued

                INSURANCE-14.8%

      6,800     AEGON NV                                              $     549,397
     45,000  1  Allied Zurich PLC                                           573,602
     25,000     Assicurazioni Generali                                      888,731
      6,820     Axa                                                         785,638
     96,400     Mediolanum                                                  656,245
     29,700  1  Mundial Confianca                                           853,938
     55,700  2  Norwich Union PLC                                           394,935
     60,952     Prudential Corp. PLC                                        800,865
     74,545     Royal & Sun Alliance Insurance Group PLC                    607,628
     22,000     Sampo Insurance Co. Ltd., Class A                           665,115
     54,300     SAI                                                         608,533
     75,000  1  Storebrand ASA                                              502,891
                TOTAL                                                     7,887,518
                MERCHANDISING-1.3%

     19,500     Estabelecimentos Jeronimo Martins & Filho SGPS, SA          695,446
                METALS - NON FERROUS-1.1%
     14,700     Pechiney SA, Class A                                        569,468
                MULTI-INDUSTRY-2.6%
     24,900     Kinnevik AB, Class B                                        518,376
     24,900  1  Kinnevik AB, Rights                                          17,376
     38,900     Metra Oy, Class B                                           865,812
                TOTAL                                                     1,401,564
                REAL ESTATE-1.1%

    230,000     Countrywide Assured Group PLC                               560,182
                RECREATION, OTHER CONSUMER GOODS-1.0%
      9,300     Societe BIC SA                                              533,723
                TELECOMMUNICATIONS-18.8%

     37,000     British Telecommunication PLC                               613,027
     24,000  1  COLT Telecom Group PLC                                      506,856
     68,100  1  Cable & Wireless Communications PLC                         647,082
     49,800     Cable & Wireless PLC                                        612,842
      9,000  1  Esat Telecom Group PLC, ADR                                 333,000
     11,200  1  Global TeleSystems Group, Inc.  851,200

                                                                          VALUE IN

SHARES                                                                U.S. DOLLARS

                COMMON STOCKS-continued

                TELECOMMUNICATIONS-CONTINUED

     28,200     KPN NV                                                $   1,361,150
     14,000     Mannesmann AG                                             1,911,944
     96,650     Telecom Italia Mobile SPA                                   568,273
     15,024     Telefonica SA                                               720,163
      7,000  1  Telegate AG                                                 273,656
     13,900     Tiletypos SA                                                287,572
     69,004     Vodafone Group PLC                                        1,311,343
                TOTAL                                                     9,998,108
                TOTAL INVESTMENTS (IDENTIFIED COST $48,607,232) 3      $ 50,884,232

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At May 31, 1999, these securities amounted to $394,935 which represents 0.7% of net assets.

3 The cost of investments for federal tax purposes amounts to $48,607,232. The net unrealized appreciation of investments on a federal tax basis amounts to $2,277,000 which is comprised of $4,405,162 appreciation and $2,128,162 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($53,280,385) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$48,607,232)                                    $ 50,884,232
Cash denominated in
foreign currencies
(identified cost $77,473)                             77,267
Income receivable                                    347,833
Receivable for investments
sold                                               2,200,753
Receivable for shares sold                            70,208
Deferred organizational
costs                                                 18,563
TOTAL ASSETS                                      53,598,856
LIABILITIES:

Payable for investments
purchased                       $ 115,779
Payable for shares
redeemed                           35,893
Payable for taxes withheld         38,497
Accrued expenses                  128,302
TOTAL LIABILITIES                                    318,471
Net assets for 3,603,489
shares outstanding                              $ 53,280,385
NET ASSETS CONSIST OF:

Paid in capital                                 $ 49,198,268
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                           2,268,789
Accumulated net realized
gain on investments and
foreign currency
transactions                                       1,870,832
Accumulated net operating
loss                                                 (57,504)
TOTAL NET ASSETS                                $ 53,280,385
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($31,080,872 / 2,079,899
shares outstanding)                                   $14.94
Offering Price Per Share
(100/94.50 of $14.94) 1                               $15.81
Redemption Proceeds Per
Share                                                 $14.94
CLASS B SHARES:
Net Asset Value Per Share
($18,447,652 / 1,265,294
shares outstanding)  $14.58
Offering Price Per Share                              $14.58
Redemption Proceeds Per
Share (94.50/100 of
$14.58) 1                                             $13.78
CLASS C SHARES:
Net Asset Value Per Share
($3,751,861 / 258,296
shares outstanding)  $14.53
Offering Price Per Share                              $14.53
Redemption Proceeds Per
Share (99.00/100 of
$14.53) 1                                             $14.38


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $81,919)                       $     566,928
Interest                                                12,590
TOTAL INCOME                                           579,518
EXPENSES:

Investment advisory fee         $  298,847
Administrative personnel
and services fee                    92,247
Custodian fees                      33,233
Transfer and dividend
disbursing agent fees and
expenses                            50,833
Directors' fees                      1,212
Auditing fees                       11,363
Legal fees                           1,657
Portfolio accounting fees           40,771
Distribution services fee-
Class B Shares                      72,382
Distribution services fee-
Class C Shares                      13,445
Shareholder services fee-
Class A Shares                      46,103
Shareholder services fee-
Class B Shares                      24,127
Shareholder services fee-
Class C Shares                       4,482
Share registration costs            20,659
Printing and postage                14,252
Insurance premiums                   1,214
Taxes                                1,977
Miscellaneous                        8,258
TOTAL EXPENSES                     737,062
WAIVER:
Waiver of investment
advisory fee                      (100,040)
Net expenses                                           637,022
Net operating loss                                     (57,504)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions                                1,890,648
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                            (2,793,026)
Net realized and
unrealized loss on
investments and foreign
currency transactions                                 (902,378)
Change in net assets
resulting from operations                        $    (959,882)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                        SIX MONTHS
                                             ENDED               YEAR

                                        (unaudited)             ENDED
                                            MAY 31,       NOVEMBER 30,

                                              1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income (net

operating loss)                      $     (57,504)      $       8,236
Net realized gain on investments and foreign currency transactions ($1,890,648 and $2,436,500, respectively, as computed for federal tax

purposes)                                1,890,648           2,230,667
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                (2,793,026)          3,436,370
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS                 (959,882)          5,675,273
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
realized gains on
investments and foreign
currency transactions

Class A Shares                          (1,455,403)           (537,759)
Class B Shares                            (704,605)           (185,127)
Class C Shares                             (98,397)            (23,411)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                         (2,258,405)           (746,297)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                  34,379,952          99,816,917
Net asset value of shares
issued to shareholders in
payment of
distributions declared                   2,042,042             675,579
Cost of shares redeemed                (40,844,972)        (68,056,951)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                            (4,422,978)         32,435,545
Change in net assets                    (7,641,265)         37,364,521
NET ASSETS:

Beginning of period                     60,921,650          23,557,129
End of period                        $  53,280,385       $  60,921,650


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                               (unaudited)

                                   MAY 31,               YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $15.79         $13.33       $11.80       $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.00 2         0.04         0.06 3       0.14
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions               (0.25)          2.84         1.93         1.66
TOTAL FROM INVESTMENT

OPERATIONS                          (0.25)          2.88         1.99         1.80
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -             -         (0.09)           -
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.60)         (0.42)       (0.37)           -
TOTAL DISTRIBUTIONS                 (0.60)         (0.42)       (0.46)           -
NET ASSET VALUE, END OF

PERIOD                             $14.94         $15.79       $13.33       $11.80
TOTAL RETURN 4                      (1.80% )       22.13%       17.54%      18.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.18%  6       2.48%        4.70%      12.85% 6
Net operating loss 5                (0.24%) 6      (0.39%)      (2.29%)     (9.50%) 6
Expenses (after waivers
and reimbursements)                  1.85% 6        1.85%        1.91%       1.75% 6
Net investment income
(after waivers
and reimbursements)                  0.09% 6        0.24%        0.50%       1.60% 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $31,081        $40,543      $17,008      $3,318
Portfolio turnover                    105%           175%         119%         58%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount does not round to $0.01.

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX MONTHS

                                     ENDED

                                (unaudited)

                                    MAY 31,               YEAR ENDED NOVEMBER 30,
                                      1999          1998         1997         1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $15.48         $13.18       $11.74       $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                     (0.04)         (0.00) 2     (0.03) 3      0.01
Net realized and
unrealized gain (loss) on
investments and foreign

currency transactions               (0.26)          2.72         1.91         1.73
TOTAL FROM INVESTMENT

OPERATIONS                          (0.30)          2.72         1.88         1.74
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -             -         (0.07)          -
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.60)         (0.42)       (0.37)          -
TOTAL DISTRIBUTIONS                 (0.60)         (0.42)       (0.44)          -
NET ASSET VALUE, END OF

PERIOD                             $14.58         $15.48       $13.18       $11.74
TOTAL RETURN 4                      (2.18%)        21.14%       16.61%       17.40%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.93%  6       3.23%       5.45%        13.60% 6
Net operating loss 5                (0.99%) 6     (1.14%)      (3.04%)      (11.02%) 6
Expenses (after waivers
and reimbursements)                  2.60% 6       2.60%        2.66%         2.50%  6
Net investment income (net
operating loss)
(after waivers and
reimbursements)                     (0.66%) 6      (0.51%)     (0.25%)        0.08% 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $18,448        $17,952       $5,781       $1,215
Portfolio turnover                    105%           175%         119%          58%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                               (unaudited)

                                   MAY 31,             YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997         1996 1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $15.43         $13.15       $11.73       $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                     (0.03)         (0.00) 2     (0.03) 3      0.01
Net realized and
unrealized gain (loss) on
investments and foreign

currency transactions               (0.27)          2.70         1.90         1.72
TOTAL FROM INVESTMENT

OPERATIONS                          (0.30)          2.70         1.87         1.73
LESS DISTRIBUTIONS:
Distributions from net
investment income                       -             -         (0.08)          -
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.60)         (0.42)       (0.37)          -
TOTAL DISTRIBUTIONS                 (0.60)         (0.42)       (0.45)          -
NET ASSET VALUE, END OF

PERIOD                             $14.53         $15.43       $13.15       $11.73
TOTAL RETURN 4                      (2.18%)        21.03%       16.55%       17.30%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.93% 6        3.23%        5.45%       13.56% 6
Net operating loss 5                (0.99%) 6      (1.14% )     (3.02%)     (10.97%) 6
Expenses (after waivers
and reimbursements)                  2.60% 6        2.60%        2.66%        2.50%  6
Net investment income (net
operating loss) (after
waivers and
reimbursements)                     (0.66%) 6      (0.51%)      (0.23%)       0.09% 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $3,752         $2,426         $768         $176
Portfolio turnover                    105%           175%         119%          58%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share amount does not round to $(0.01).

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated European Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange or over-the-counter market. In the absence of recorded sales for equity securities, they are valued according to the mean between the last closing bid and asked prices. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or port folio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset into a closing transaction or by delivery or receipt of the currency. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:

                   NUMBER OF
                   PAR VALUE
                   CAPITAL STOCK

SHARE CLASS NAME   AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000

Transactions in capital stock were as follows:


                                      SIX MONTHS ENDED                    YEAR ENDED
                                        MAY 31, 1999                   NOVEMBER 30, 1998

CLASS A SHARES:                  SHARES            AMOUNT          SHARES             AMOUNT
Shares sold                      871,554      $  13,618,642      3,402,428       $  52,837,745
Shares issued to
shareholders in payment of
distributions declared            83,202          1,309,592         35,977             481,005
Shares redeemed               (1,442,120)       (22,521,359)    (2,147,001)        (33,498,819)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS              (487,364)     $  (7,593,125)     1,291,404       $  19,819,931


                                      SIX MONTHS ENDED                    YEAR ENDED
                                        MAY 31, 1999                   NOVEMBER 30, 1998

CLASS B SHARES:                  SHARES            AMOUNT          SHARES             AMOUNT
Shares sold                      648,683      $   9,955,226      1,811,616       $  27,679,163
Shares issued to
shareholders in payment of
distributions declared            41,728            643,448         13,211             174,502
Shares redeemed                 (584,567)        (8,958,460)    (1,104,050)        (16,670,573)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS               105,844      $   1,640,214        720,777       $  11,183,092


                                      SIX MONTHS ENDED                    YEAR ENDED
                                        MAY 31, 1999                   NOVEMBER 30, 1998

CLASS C SHARES:                  SHARES            AMOUNT          SHARES             AMOUNT
Shares sold                      707,964      $  10,806,084      1,284,262       $  19,300,009
Shares issued to
shareholders in payment of
distributions declared             5,793             89,002          1,523              20,072
Shares redeemed                 (612,750)        (9,365,153)    (1,186,882)        (17,887,559)
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS               101,007      $   1,529,933         98,903       $   1,432,522
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (280,513)     $  (4,422,978)     2,111,084       $  32,435,545

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS

SHARE CLASS NAME   OF CLASS
Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%

Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999 and has no present intention of paying or accruing the distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,822 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $5,539 of organizational expenses.

GENERAL

Certain of the Officers and Directors of the Corpora-tion are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

Purchases   $60,755,474
Sales       $71,182,444

CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:

                  PERCENTAGE OF
COUNTRY           NET ASSETS
United Kingdom    25.9%
France            14.7%
Italy             10.1%
Germany            9.2%
Netherlands        7.8%
Spain              5.8%
Finland            5.2%
Portugal           5.1%
Switzerland        3.9%
Greece             2.3%
Sweden             2.2%
Belgium            1.6%
Norway             0.9%
Ireland            0.6%
Hungary            0.2%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT
AS OF MAY 31, 1999

[Graphic]
Federated

World-Class Investment Manager

Federated European Growth Fund
Established 1996

3RD SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated European Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 981487861
Cusip 981487853
Cusip 981487846
G01742-02 (7/99)

[Graphic]

SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated International Small Company Fund

President's Message

Dear Fellow Shareholder:

Federated International Small Company Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. This international stock fund is designed for investors who want to own stock in small companies out side the United States and take advantage of their very attractive growth opportunities. 1 The fund currently has total net assets of $532.1, million invested in over 200 issues in 32 countries. The fund's growth in assets reflected investors acceptance of this asset class.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Leonardo A. Vila, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers international economic and market conditions and fund strategy, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's diversified international stock holdings, and third is the publication of the fund's financial statements.

This fund is managed to provide shareholders with significant long-term growth opportunities from a well-researched portfolio encompassing more than 200 small-cap stocks in 32 countries across 3 continents. The fund's broad diversification and country allocations have contributed to the fund's competitive performance since its inception in February of 1996.

1 Small-cap stocks have historically experienced greater volatility than average. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

     During the six-month reporting period, the fund continued to deliver very attractive total return performance that far eclipsed that of its benchmark index and the average small company mutual fund tracked by Lipper Analytical Services, Inc. 2 The fund's holdings around the world and its broad diversi fication across many stock issues helped the net asset value for each class of shares to increase by over 20%. Individual share class total return performance for the six-month reporting period, including capital gains, follows.3



                 TOTAL RETURN   CAPITAL GAINS   NET ASSET VALUE INCREASE
Class A Shares   22.87%         $0.28           $17.56 to $21.24 = 21%
Class B Shares   22.47%         $0.28           $17.20 to $20.73 = 21%
Class C Shares   22.42%         $0.28           $17.19 to $20.71 = 20%


This international small company fund's record of strong returns has contin ued since the fund began operation on February 28, 1996. It is important to remember that the true measure of this fund's performance is clearly in years rather than months. There will inevitably be periods of negative short-term fluctuation, as well as the highly positive returns we have experienced since the fund's inception. Our global group of investment managers are optimistic about many countries' economic outlooks and continued enthusiasm for capitalism.

In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations by using the dollar-cost averaging method of investing, and to consider increasing a portion of your international investable dollars in the world's attractive markets. 4

Thank you for your confidence in Federated International Small Company Fund. Please review this report and familiarize yourself with the fund's strategy and holdings. We will continue to keep you up-to-date on the details of your investment on a regular basis. We appreciate the fact that you have entrusted a portion of your wealth in the fund.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

     2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

3 Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 16.12%, 16.97%, and 21.42%, respectively.

4 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

[Graphic]

Leonardo A. Vila

Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT IS YOUR REVIEW OF INTERNATIONAL SMALL-CAP STOCKS OVER THE FIRST HALF OF THE FUND'S FISCAL YEAR?

The year began with the early recognition of the important role that the emerging markets were going to play-at least in the earlier part of 1999.

This was soon confirmed as commodity prices climbed and cyclical stocks benefited. Hence, an early move into Asian securities positively positioned the fund to gain from the price increases. As we neared the end of the Asian fiscal year in March, optimism of positive earnings surprises continued to push Asian stocks higher.

Europe's two largest economies, Germany and Italy, grew at the slowest pace.

A decrease in demand for goods from their primary export regions, Latin America and Asia, led to lower production and slower growth. The introduction of the euro on January 1, 1999 fueled expectations that the new currency would dominate global commerce. However, since its introduction, the euro has fallen steadily. The resulting positive news is that euro member countries' goods became less expensive for exporting for the world markets to consume again. Not surprisingly, the United Kingdom which did not adopt the euro, has done particularly well, especially the small-cap stocks.

Eager anticipation of interest rate cuts around the world also continued to benefit small-cap stocks because they are the primary beneficiaries of lower rates. Many of the larger capitalization stocks have had a tougher time during this period, as many questioned the sustainability of the United States' economic growth with continued low inflation. Small-cap stocks, by nature, tend to be more domestically oriented, and hence offer some protection from global commerce.

ONCE AGAIN, FEDERATED INTERNATIONAL SMALL COMPANY FUND DELIVERED OUTSTANDING RELATIVE PERFORMANCE. HOW DID THE FUND'S PERFORMANCE COMPARE TO THE OVERALL INTERNATIONAL SMALL-CAP STOCK MARKET AND THE AVERAGE INTERNATIONAL SMALL-CAP

FUND?

For the six-month reporting period ended May 31, 1999, the fund's total returns, based on net asset value, were 22.87%, 22.47%, and 22.42% for Class A, B, and C Shares, respectively. 1 These returns far surpassed the (5.42%) total return of the Morgan Stanley Capital International Small Cap World ex- U.S. Index.2 The fund also significantly outperformed the 13.53% return of the 67 international small-cap funds as tracked by Lipper Analytical Services, Inc.

WHAT HOLDINGS CONTRIBUTED TO THE FUND'S OUTSTANDING PERFORMANCE?

Stocks held by the fund that experienced substantial gains in the first half of the year were largely cyclical stocks. These included: DYNAPLAST (0.14% of net assets) (+68.8%), an Indonesian plastics manufacturer with 1998 net income increasing 41.40% over 1997 net income; KOREA CHEMICAL (0.50% of net assets) (+217.1%), a Korean paint manufacturer for the automotive and marine industries; and BEIJING YANHUA (0.48% of net assets) (+58.6%), a petrochemical company that produces plastic and rubber.

The personal computer industry is once again growing after a slower than usual 1998. Robust demand for low cost personal computers helped our stocks climb to new highs. Some of these stocks included: TRIGEM COMPUTEr (0.37% of net assets) (+643%), a Korean manufacturer of personal computers and printers sold under the Epson name; and KOREA DATA SYSTEMS (0.27% of net assets) (+511.7%), a Korean manufacturer of monitors. Together, these two companies sell the "eMachines" in the United States.

1 Performance quoted represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 16.12%, 16.97%, and 21.42%, respectively.

2 The Morgan Stanley Capital International Small Cap World ex-U.S. Index is an unmanaged index of companies in 23 developed markets with U.S. dollar market capitalizations of $200-$800 million. Investments cannot be made in an index.

These products were the first low cost personal computers available which retailed for $499. In fact, in the fourth quarter of 1998, about 185,000 per sonal computers were sold for between $499 and $599, and it is estimated that they sold an additional 300,000 units in the first quarter of 1999.

CAN YOU HIGHLIGHT A FEW NOTEWORTHY ADDITIONS TO THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?

A fascinating addition to the fund's portfolio was MOBINIL (0.69% of net assets): MobiNil is Egypt's number one cellular telephone company. This com pany is doing so well that it had to suspend its marketing efforts to increase subscribers while the company upgrades its network infrastructure. How many times do we see a company turn away business, and then, get it back? MobiNil currently has 275,000 subscribers and expects to increase to 500,000 subscribers by year end.

KOREA DATA SYSTEMS (0.27% of net assets): As mentioned above, together with Trigem, Korea Data Systems sells low cost "eMachines" in the United States. These personal computers can be bought in retail stores and through the Internet. Korea Data Systems' sales increased 42% in 1998 over 1997 figures, while net income rose 71.2% over the same period.

To take advantage of the potential in cyclical stocks like capital equipment, production, and commodities, we added PUNJAB TRACTORS (0.12% of net assets) to the fund's portfolio. Punjab is an Indian manufacturer of various types of agricultural equipment. The company reported a 30% increase in fiscal 1999 profit, while tractor unit sales grew by 22% year-over-year versus the market's growth of 3%.

HOW WERE THE FUND'S ASSETS INVESTED AS OF MAY 31, 1999, AND WHAT WERE THE FUND'S TOP TEN HOLDINGS?

The portfolio was well-diversified across the following 32 countries.



                             PERCENTAGE OF

COUNTRY                      NET ASSETS
Japan (developed)             13.0%
United Kingdom (developed)    10.0%
Singapore (developed)          9.4%
Hong Kong (developed)          7.6%
Indonesia (emerging)           5.5%
Germany (developed)            4.9%
Australia (developed)          4.6%
Greece (developed)             3.8%
Mexico (emerging)              3.6%
Finland (developed)            3.1%
Switzerland (developed)        3.0%
Sweden (developed)             2.8%
Canada (developed)             2.8%
Brazil (emerging)              2.6%

                             PERCENTAGE OF

COUNTRY                      NET ASSETS
Korea (emerging)              2.5%
Thailand (emerging)           2.2%
Turkey (emerging)             1.8%
France (developed)            1.5%
Italy (developed)             1.4%
Israel (emerging)             1.3%
Belgium (developed)           1.1%
Norway (developed)            0.7%
Egypt (emerging)              0.7%
Austria (developed)           0.7%
Spain (developed)             0.7%
Philippines (emerging)        0.7%
China (emerging)              0.7%
India (emerging)              0.6%
Ireland (developed)           0.6%
Netherlands (developed)       0.5%
Chile (emerging)              0.1%
Portugal (developed)          0.0% 3


3 Amount represents less than 0.1%.



        PERCENTAGE OF

NAME                         COUNTRY          NET ASSETS       INDUSTRY
Trafficmaster PLC            United Kingdom     1.7%           Telecommunications
JOT Automation Group Oyj     Finland            1.7%           Machinery & Engineering
Matalan                      United Kingdom     1.6%           Textiles & Apparel
Don Quijote Co. Ltd.         Japan              1.2%           Merchandising
One. Tel. Ltd.               Australia          1.2%           Telecommunications
Goldcrest Co., Ltd.          Japan              1.1%           Real Estate
OMNI Industries              Singapore          1.0%           Machinery & Engineering
Baltimore Technologies PLC   United Kingdom     0.9%           Electronic Components, Instruments
Kudelski SA                  Switzerland        0.9%           Electronic Components, Instruments
PT Indofood Sukses Makmur    Indonesia          0.9%           Food & Household Products
TOTAL                                          12.2%


AS WE REACH THE MIDPOINT OF 1999, AFTER A STRONG SIX-MONTH PERFORMANCE BY THE FUND, WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FUND'S FISCAL YEAR PERIOD, AND WHAT THEMES WILL DRIVE THE FUND'S STRATEGY?

All eyes were on the Federal Reserve Board when they met at the end of June 1999. The world was correct in anticipating a rate increase, and we believe that interest rates outside of the United States will remain stable. In addition, we recently witnessed the Bank of England cut rates by 0.25%; this is in addition to over 66 other interest rate cuts around the world since September 1998. The rate cuts have the effect of lower financing costs for companies, which is particularly important and beneficial for smaller companies.

     The Asia Pacific region continues to walk down the road to recovery. Good things are happening as countries experience economic restructuring and new governments that want change are put in place. We feel that certain steps have finally been implemented to correct the economic environment, which positions this region once again as an area of opportunity and growth. Japan slightly exceeded our expectations with their reported growth figure of a 1.9% increase in gross domestic product for the first quarter of 1999 over the previous quarter. This was the first increase after contracting for five consecutive quarters. However, one quarter does not make a trend, and we continue to be cautiously optimistic for the balance of the year.

Thematically, we continue to believe in domestic consumption stocks. Since the beginning of this year, we have also found a number of Internet stocks that are going public in Europe and seem interesting. We will continue to evaluate these investment opportunities on a case-by-case basis.

Overall, we continue to hear positive news and to have high expectations for this year from the management of international small-cap companies.

Two Ways You May Seek to Invest for Success

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $4,000 IN THE CLASS A SHARES OF FEDERATED INTERNATIONAL SMALL COMPANY FUND ON 2/28/96, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $8,196 ON 5/31/99. YOU WOULD HAVE EARNED A 24.48% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/99, the Class A Shares' average annual 1-year, 3-year, and since inception (2/28/96) total returns were 21.66%, 27.28%, and 29.38%, respec tively. Class B Shares' average annual 1-year, 3-year, and since inception (2/28/96) total returns were 22.33%, 27.95%, and 30.12%, respectively. Class C Shares' average annual 1-year, 3-year, and since inception (2/28/96) total returns were 26.84%, 28.74%, and 30.59%, respectively. 2

[The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 2/28/96 to 5/31/99. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of a hypothetical initial investment of $4,000 in the fund's Class A Shares, assuming all sales charges and the reinvestment of capital gains and dividends, would have grown to $6,196 on 5/31/99.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investments return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR THREE YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $5,835.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated International Small Company Fund on 2/28/96, reinvested your dividends and capital gains, and did not redeem any shares, you have invested only $4,000, but your account would have reached a total value of $5,835 1 by 5/31/99. You would have earned an average annual total return of 22.29%.

A practical investment plan helps you pursue long-term capital growth through stocks of small international companies. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 2/28/96 to 5/31/99. The "y" axis is measured in increments of $1,000 ranging from $500 to $6,500 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, after three years, would have grown to $5,835 on 5/31/99.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-92.0%
                      AEROSPACE & DEFENSE-0.3%

       12,312,000   1 China National Aviation

                      Co.                              $   1,270,121
           48,700     Linea Aerea Nacional Chile
                      SA, ADR                                383,513
                      TOTAL                                1,653,634

                      APPLIANCES & HOUSEHOLD

                      DURABLES-0.8%

           54,500   1 Dorel Industries, Inc.               1,221,019
       27,192,000     Vestel Elektronik Sanayi
                      ve Ticaret AS                        3,104,529
                      TOTAL                                4,325,548

                      AUTOMOBILE-1.6%

        1,771,600     Inchcape Motors Ltd.                 2,837,850
       11,109,000     PT Astra International               3,418,154
      154,920,000     Tofas Turk Otomobil

                      Fabrikasi                            2,206,160
                      TOTAL                                8,462,164

                      BANKING-2.0%

           60,000   1 Dorian Bank SA                       2,540,375
           10,860  1  EFG Eurobank, Rights                    66,184
      398,970,000     Finansbank                           1,836,721
        1,864,000     Grupo Financiero Banorte
                      SA de CV                             2,354,526
              200     HDFC Bank Ltd.  352
       23,432,500     PT Pan Indonesia Bank                3,749,200
                      TOTAL                               10,547,358
                      BEVERAGE & TOBACCO-1.5%

          642,000     Grupo Continental SA                 1,030,086
        2,197,000     PT Hanjaya Mandala
                      Sampoerna                            3,542,240
          110,820     Remy Cointreau                       1,848,477
           86,600     Yamaya Corp.                         1,318,309
                      TOTAL                                7,739,112
                      BROADCASTING & PUBLISHING-
                      6.1%

          125,512     Capital Radio                        1,763,772
          424,000   1 Class Editori SPA                    3,558,259
           58,000     Euromoney Institutional

                      Investor PLC                         1,545,067


        VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued
                      BROADCASTING & PUBLISHING-

                      CONTINUED
          164,000     Grupo Radio Centro SA - SP,

                      ADR                             $      840,500
          200,000     Gruppo Editoriale L

                      Espresso                             3,294,299
           27,500     Kadokawa Shoten Publishing
                      Co., Ltd.                            3,890,544
          128,000   1 Lambrakis Media Group                3,058,714
          128,780     Matav-Cable Systems Media
                      Ltd.                                 2,381,400
          199,000   1 Modern Times Group, Class B          4,374,287
        3,134,000   1 Panpac Media.com Ltd.                2,983,029
          194,700     Talentum                             2,740,158
        4,234,900     United Broadcasting Corp.            2,083,207
                      TOTAL                               32,513,236
                      BUILDING MATERIALS &

                      COMPONENTS-1.1%

        1,200,000     Grupo Cementos de
                      Chihuahua, SA de CV, Class

                      B                                      919,776
        8,559,500     PT Mulia Industrindo                   869,115
        1,228,000     PT Semen Gresik                      2,055,483
          432,800     Siam City Cement                     1,633,208
          211,333  1  Siam City Cement, Rights               455,705
                      TOTAL                                5,933,287

                      BUSINESS & PUBLIC

                      SERVICES-9.5%

           81,000     ADB-Gruppen Mandator                   555,814
           97,200     Altec SA                             1,904,935
        4,198,000     Automated Systems Holdings
                      Ltd.                                 1,596,949
          110,100     Capcom Co., Ltd.                     1,694,267
           60,000     Cybernet Internet Services           1,269,763
          257,000   2 Guardian IT                          1,997,250
           98,300   1 Icon Medialab
                      International AB                     3,658,440
           18,970     Intershop Communications             4,479,313
            4,800     Koei Co.                                53,016
          288,400   1 Microforum, Inc.                     1,311,843
           76,600     Modul 1 Data AB                        489,986
           52,510     Nichii Gakkan                        4,148,842
           90,800     Pacific Internet Ltd., ADR           4,108,700
            6,390     PubliGroupe AG                       3,888,565
            4,020  1  Real Software, Rights                       84
          586,200     SPI Technologies, Inc.                 265,754
          467,841   1 Sausage Software Ltd.                  568,100

                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued

                      BUSINESS & PUBLIC
                      SERVICES-CONTINUED

        2,537,696  1  Sausage Software Ltd.,
                      6/30/1999, Options

                      Contract                        $    2,717,045
          411,000     Sembcorp Logistics Ltd.              1,216,541
        2,008,000     Singapore Bus Services               3,274,799
          528,000     Skillsgroup                          2,233,549
          722,059     Solution 6 Holdings Ltd.             1,433,045
           20,000     Sumisho Computer Systems

                      Corp.                                  671,796
        1,347,000     Taylor Nelson                        3,064,881
           74,000   1 Topjobs.net PLC                        610,500
           20,000     Trans Cosmos                           959,709
          214,300   1 Versus Technologies, Inc.            2,407,865
           25,000     Waste Recycling Group PLC              170,851
                      TOTAL                               50,752,202
                      CHEMICALS-1.6%

       17,328,000     Beijing Yanhua
                      Petrochemical Co. Ltd.,

                      Class H                              2,569,644
           66,000     C. Uyemura & Co., Ltd.               2,184,165
           33,000     Korea Chemical Co., Ltd.             2,663,153
          553,400     Natl. Petrochemical                    484,784
        6,580,000     PT Dynaplast                           728,860
                      TOTAL                                8,630,606
                      CONSTRUCTION & HOUSING-

                      1.1%

          455,000   1 Corporacion GEO SA de CV,

                      Class B                              1,720,490
          876,000     Empresas ICA Sociedad
                      Controladora SA                        886,296
            5,295     Finpro                                  27,545
          780,500     Italian-Thai Development             1,967,028
          236,000     Ultraframe                           1,481,611
                      TOTAL                                6,082,970
                      DATA PROCESSING &

                      REPRODUCTION-2.0%

          331,000     Bull                                 3,274,689
           54,775   1 DOCdata NV                             428,272
            8,630   1 Ion Beam Applications                2,811,491
            2,568   1 Ion Beam Applications,
                      Rights                                     402
        5,196,000     Legend Holdings Ltd.                 3,584,673

                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued
                      DATA PROCESSING &
                      REPRODUCTION-CONTINUED

          132,000   1 Tandberg Data ASA               $      667,991
                      TOTAL                               10,767,518
                      ELECTRICAL & ELECTRONICS-
                      7.3%

          113,900   1 BE Semiconductor

                      Industries NV                          866,807
        1,657,000   1 Chip Application
                      Technologies Ltd.                    1,352,216
          113,000   1 DSP Group, Inc.                      3,001,563
          445,000     FI Group PLC                         2,281,748
           90,000     Filtronic PLC                        1,057,793
        2,208,000   1 IXLA Ltd.                            4,605,570
          209,400  1  IXLA Ltd., 3/31/2000,

                      Options Contract                       410,120
          105,250   1 Ideal Group SA                       2,190,985
          496,000     Japan Radio Co.                      3,204,898
           40,950     Korea Data Systems                   1,421,000
        2,640,000   1 LibertyOne Ltd.                       ,482,235
        3,921,000     PCI Ltd.  1,137,843

          502,000     RM PLC                               4,263,215
        3,475,000     Singapore Computer Systems
                      Ltd.                                 4,820,226
       15,498,000     Stone Electronic

                      Technology                           2,098,416
           27,300   1 Trend Micro, Inc.                    2,778,109
           56,500     Trigem Computer                      1,953,451
                      TOTAL                               38,926,195
                      ELECTRONIC COMPONENTS,

                      INSTRUMENTS-5.6%

          162,000   1 ARM Holdings PLC, ADR                4,728,375
          359,750   1 Baltimore Technologies PLC           4,986,256
            3,080   1 CE Consumer Electronic AG            1,433,666
        1,151,000     Datacraft Asia Ltd.                  4,097,560
           30,000   1 Eidos PLC                              997,463
           48,450     Entra Data AB, Class A                 957,933
        3,870,000     GES International Ltd.               3,369,124
          204,450   1 Industrial & Financial
                      Systems                              1,902,258
           30,400   1 Know It                                449,024
            1,324   1 Kudelski SA                          4,981,515
                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued
                      ELECTRONIC COMPONENTS,
                      INSTRUMENTS-CONTINUED

            5,500   1 Titus Interactive               $      584,842
           67,370   1 Unit 4                               1,373,059
                      TOTAL                               29,861,075
                      ENERGY EQUIPMENT &

                      SERVICES-0.6%

          104,200     Eimo                                 2,248,609
           88,700     Tubos de Acero de Mexico
                      SA, ADR                                820,475
                      TOTAL                                3,069,084

                      ENERGY SOURCES-0.9%

          327,900     Banpu Public Co. Ltd.                  768,930
          170,200   1 Canadian Hunter
                      Exploration Ltd.                     2,103,018
        3,481,000     PT Medco Energi Corp.                1,328,135
       31,795,013   1 Providence Resources PLC               414,329
                      TOTAL                                4,614,412
                      FINANCIAL SERVICES-4.6%

           36,290     Alpha Finance SA                     1,501,587
          482,800     Capital Nomura Securities
                      Public Co., Ltd.                     1,281,827
          107,900     Capital Nomura Securities
                      Public Co., Ltd., Foreign

                      Shares                                 303,923
          816,400     Challenger International
                      Ltd.                                 3,709,589
           20,000     Drake Beam Morin Japan,
                      Inc.                                 1,221,147
           94,400     Mycal Card, Inc.                     3,194,308
        1,566,000     National Finance and

                      Securities Co., Ltd.                   907,520
           77,000     Nissin Co., Ltd.                     2,363,448
       60,470,500     PT Lippo Securities                  2,232,757
           80,592     Samsung Securities Co.,
                      Ltd.                                 3,533,992
           39,925   1 Tecis Holding AG                     4,474,343
                      TOTAL                               24,724,441
                      FOOD & HOUSEHOLD PRODUCTS-

                      3.1%

          325,000     Antofagasta Holdings PLC             1,406,063
            2,800     Britannia Industries                    86,229
           19,000     C Two-Network Co., Ltd.              2,043,518
        1,808,000     Cafe De Coral Holdings                 542,060
           64,560   1 DO & CO Restaurants &

                      Catering AG                          3,432,492
           94,194     Kamps AG                             2,857,539
           86,194  1  Kamps AG, Rights                       148,264

                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued
                      FOOD & HOUSEHOLD PRODUCTS-

                      CONTINUED

        4,956,000     PT Indofood Sukses Makmur       $    4,910,252
      623,000,000     Perdigao SA                            880,757
                      TOTAL                               16,307,174
                      FOREST PRODUCTS & PAPER-

                      1.2%

          212,800     Canfor Corp.                         1,119,658
        4,559,000     PT Indah Kiat Pulp & Paper
                      Corp.                                2,104,154
          370,200     Slocan Forest Products
                      Ltd.                                 1,910,126
          166,100   1 Tembec, Inc., Class A                1,155,861
                      TOTAL                                6,289,799
                      HEALTH & PERSONAL CARE-

                      1.8%

              500     Fancl Corp.                             59,159
           45,500     Glaxo India Ltd.                       753,045
          244,130     Lavipharm SA                         3,359,317
           26,400     Medical Support Co.                    399,702
          290,000     Nestor Healthcare Group

                      PLC                                  1,998,132

           52,500   1 PowderJect Pharmaceuticals
                      PLC                                    668,781
          217,000     Seikagaku Corp.                      2,387,772
                      TOTAL                                9,625,908
                      INDUSTRIAL COMPONENTS-0.7%
           50,000     McKechnie Group PLC                    372,947
          104,000     Mirai Industry Co., Ltd.             1,320,758
          352,000     Nippon Thompson                      2,265,707
                      TOTAL                                3,959,412
                      INSURANCE-0.4%

       69,560,000     Aksigorta                            2,220,263
                      LEISURE & TOURISM-3.3%
           36,000   1 Four Seasons Hotels, Inc.            1,515,326
       32,293,000     Jakarta International
                      Hotels & Development                 2,980,892
           25,187   1 Kinepolis                            2,862,061
           19,200     Leon De Bruxelles                      987,789
          379,000   1 Rapala Normark                       2,963,305
           81,000     Saizeriya Co., Ltd.                  4,503,351
        2,097,000     Shaw Brothers (Hong Kong)

                      Ltd.                                 1,460,221
                      TOTAL                               17,272,945


                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued
                      MACHINERY & ENGINEERING-

                      4.2%

          223,578   2 Jot Automation Group Oyj        $    8,833,731
          379,000     Larsen & Toubro Ltd.                 1,994,551
          133,800     Nitto Kohki Co., Ltd.                1,749,020
        7,320,000   1 OMNI Industries                      5,395,473
           20,550     Punjab Tractors Ltd.                   647,788
           83,100     Rokas SA                             1,761,875
           86,000     United Dominion Industries
                      Ltd.                                 2,227,435
                      TOTAL                               22,609,873

                      MERCHANDISING-5.8%

        4,243,000     China EB-IHD Holdings Ltd.           2,270,637
          180,400     Companhia Brasileira de
                      Distribuicao Groupo Pao de
                      Acucar, ADR                          3,269,750

        2,650,000     Controladora Comercial

                      Mexicana SA de CV                    2,545,733

          650,500     Dickson Concepts

                      International Ltd.                     377,473
           25,800   1 Distefora Holding AG                 3,384,856
           22,500     Don Quijote Co., Ltd.                6,515,265
           65,700     Elkjop Norge ASA                       930,936
          489,000     Esprit Asia Holdings Ltd.              244,347
        5,452,200     Giordano International
                      Ltd.                                 2,882,586
        4,725,000     Grupo Elektra                        2,559,274
            6,360     Selecta Group                        2,517,786
           78,000     Yamada Denki                         3,245,967
                      TOTAL                               30,744,610
                      METALS - NON FERROUS-1.2%
        3,125,000     Amtek Engineering Ltd.               2,557,313
           58,205     Capral Aluminum Ltd.                    84,358
          121,150     Korea Zinc                           3,677,868
                      TOTAL                                6,319,539
                      METALS - STEEL-0.7%

          252,400     Hylsamex SA, Class B                   557,164
        1,885,000     Natsteel Ltd.                        3,150,783
                      TOTAL                                3,707,947
                      MISCELLANEOUS MATERIALS &

                      COMMODITIES-0.1%

           82,000     Vitro SA, ADR                          486,875
                      MULTI-INDUSTRY-1.6%
           97,000     Arcland Sakamoto Co., Ltd.           1,083,395
                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued

                      MULTI-INDUSTRY-CONTINUED

        9,494,000   1 Benpres Holdings Corp.          $    2,245,624
          283,257     NH Hoteles                           3,617,367
          914,000     First Philippine Holdings
                      Corp., Class B                       1,153,008
           80,000     Grupo Industrial Saltillo
                      SA de CV, Class B                      250,179
                      TOTAL                                8,349,573

                      REAL ESTATE-2.6%

           73,000     Goldcrest Co., Ltd.                  5,677,174
        4,162,000     Kerry Properties Ltd.                4,293,571
       14,080,000     PT Jaya Real Property Tbk            1,516,308
          704,000     Pacific Century Regional
                      Developments Ltd.                    2,145,096

                      TOTAL                               13,632,149

                      RECREATION, OTHER CONSUMER

                      GOODS-3.4%

          172,752     Aristocrat Leisure Ltd.              1,276,683
        1,109,000   1 Corporacion Interamericana
                      de Entretenimiento SA                3,513,438
           64,000   1 De Rigo SPA, ADR                       400,000
           46,700     Folli-Follie                           960,918
          136,000     Happinet Corp.                       3,263,010
          175,000     Heiwa Corp.                          2,737,859
           11,400   1 TAG Heuer International SA           1,055,521
          240,100   1 Zapf Creation AG                     4,905,961
                      TOTAL                               18,113,390
                      TELECOMMUNICATIONS-10.0%

        1,769,000     Asia Satellite
                      Telecommunications

                      Holdings Ltd.                        3,741,091
          101,000     Audiocodes Ltd.                      1,723,313
           22,500   1 Autonomy Corp.                         146,250
        3,202,000   1 CSE Systems & Engineering
                      Ltd.                                 3,233,593
       54,750,000     Champion Technology
                      Holdings Ltd.                        3,459,448
        8,476,000     City Telecom (HK) Ltd.               2,513,888
            4,800   1 Esat Telecom Group PLC, ADR            177,600
           66,800   1 Grupo Iusacell SA, ADR                 826,650
          527,509   1 ITG Group PLC                        2,873,865
        1,672,000     Keppel Telecom & Transport           2,290,145
          245,254   1 MobiNil                              3,675,851
            5,500     NRJ SA                               1,175,418

                                                     VALUE IN

SHARES                                               U.S. DOLLARS

                      COMMON STOCKS-continued

                      TELECOMMUNICATIONS-
                      CONTINUED

              108     Okinawa Cellular Telephone      $    1,474,311
        9,025,830     One. Tel. Ltd.                       6,304,991
          465,000   1 Pracom Ltd.                            376,433
          222,000   1 SwitchCore AB                        1,316,787
          185,000   1 Tandberg Television                  1,895,803
      174,806,130  1  Tele Centro Oeste Celular

                      Participacoes SA, Rights                35,304
        2,214,000   1 Telecomasia Corp. Pub.
                      Ltd.                                 1,626,185
           21,200   1 Telemig Celular
                      Participacoes SA, ADR                  654,550
          377,300   1 Teligent AB                          1,404,201
          146,800     Tiletypos SA                         3,037,095
          379,000   1 Trafficmaster PLC                    9,063,818
                      TOTAL                               53,026,590
                      TEXTILES & APPAREL-1.6%

          641,000     Matalan                              8,566,072
                      TRANSPORTATION - ROAD &
                      RAIL-1.0%

        1,237,000     Delgro Corporation Ltd.              3,101,473
        1,082,000     Kowloon Motor Bus Holdings
                      Ltd.                                 2,316,124
                      TOTAL                                5,417,597
                      TRANSPORTATION - SHIPPING-
                      1.0%

        1,616,000     Hong Kong Ferry Hd.                  2,042,180
       10,106,000     Shun Tak Holdings                    3,160,222
                      TOTAL                                5,202,402

                      WHOLESALE & INTERNATIONAL

                      TRADE-1.7%

        1,671,000     Li & Fung Ltd.                       3,943,248
           11,436   1 Medion AG                            2,384,405
          149,000     Toyo Corp.                           2,896,914
                      TOTAL                                9,224,567
                      TOTAL COMMON STOCKS
                      (IDENTIFIED COST

                      $429,416,940)                      489,679,527
                      PREFERRED STOCKS-2.5%

                      CONSTRUCTION & HOUSING-
                      0.0%

          169,000     Construtora Sultepa SA,

                      Preference                             193,087
                      FOOD & HOUSEHOLD PRODUCTS-

                      0.2%

        1,333,000     Sadia SA Industria e

                      Comercio, Preference                   830,721


SHARES OR

PRINCIPAL                                            VALUE IN
AMOUNT                                               U.S. DOLLARS

                      PREFERRED STOCKS-continued
                      FOREST PRODUCTS & PAPER-

                      0.2%

          290,000     Klabin Fabricadora              $       92,037
       44,200,000     Votorantim Celulose e
                      Papel SA, Preference                 1,173,226
                      TOTAL                                1,265,263

                      METALS - STEEL-0.8%

      108,250,000     Gerdau SA, Preference                1,624,062
        1,006,700     Usinas Siderurgicas de
                      Minas Gerais SA,

                      Preference                           2,677,949
                      TOTAL                                4,302,011

                      TELECOMMUNICATIONS-0.5%

    1,948,500,000   1 Tele Centro Oeste Celular

                      Participacoes SA                     2,417,354
                      TEXTILES & APPAREL-0.0%

      115,000,000   1 Texpar SA, Preference                      664
                      TRANSPORTATION - ROAD &
                      RAIL-0.8%

           73,704     Sixt AG, Pfd.                        4,110,747
                      TOTAL PREFERRED STOCKS
                      (IDENTIFIED COST

                      $11,759,562)                        13,119,847
                      REPURCHASE AGREEMENT-4.9%

                      3

  $    25,890,000     Bear, Stearns and Co.,
                      4.93%, dated 5/28/1999,
                      due 6/1/1999 (at amortized
                      cost)                               25,890,000

                      TOTAL INVESTMENTS
                      (IDENTIFIED COST

                      $467,066,502) 4                  $ 528,689,374


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 1999, these securities amounted to $10,830,981 which represents 2.0% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $467,066,502. The net unrealized appreciation of investments on a federal tax basis amounts to $61,622,872 which is comprised of $78,802,195 appreciation and $17,179,323 depreciation at May 31, 1999.

     Note: The categories of investments are shown as a percentage of net assets ($532,131,974) at May 31, 1999.

The following acronym is used throughout this portfolio:



ADR -American Depositary Receipt



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$467,066,502)                                    $ 528,689,374
Cash denominated in
foreign currency
(identified cost
$20,918,787)                                        20,901,782
Income receivable                                    2,002,856
Receivable for investments
sold                                                48,185,820
Receivable for shares sold                           4,544,038
Net receivable for foreign
currency exchange
contracts                                               59,858
Deferred organizational
costs                                                   20,820
TOTAL ASSETS                                       604,404,548
LIABILITIES:

Payable for investments

purchased                       $ 70,540,860
Payable for shares
redeemed                             382,924
Payable for taxes withheld         1,000,114
Accrued expenses                     348,676
TOTAL LIABILITIES                                   72,272,574
Net assets for 25,422,806
shares outstanding                               $ 532,131,974
NET ASSETS CONSIST OF:

Paid in capital                                  $ 391,004,693
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                            61,670,386
Accumulated net realized
gain on investments and
foreign currency
transactions                                        81,537,411
Accumulated net operating
loss                                                (2,080,516)
TOTAL NET ASSETS                                 $ 532,131,974
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share
($217,186,537 / 10,224,814
shares outstanding)                                     $21.24
OFFERING PRICE PER SHARE
(100/94.50 OF $21.24) 1                                 $22.48
Redemption Proceeds Per
Share                                                   $21.24
CLASS B SHARES:
Net Asset Value Per Share
($248,154,816 / 11,973,646
shares outstanding)                                     $20.73
OFFERING PRICE PER SHARE                                $20.73
REDEMPTION PROCEEDS PER
SHARE (94.50/100 OF
$20.73) 1                                               $19.59
CLASS C SHARES:
Net Asset Value Per Share
($66,790,621 / 3,224,346
shares outstanding)                                     $20.71
Offering Price Per Share                                $20.71
Redemption Proceeds Per
Share (99.00/100 of
$20.71) 1                                               $20.50


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of
$340,883)                                       $  3,481,237
Interest                                             180,299
TOTAL INCOME                                       3,661,536
EXPENSES:

Investment advisory fee         $ 2,879,810
Administrative personnel
and services fee                    171,463
Custodian fees                      437,475
Transfer and dividend
disbursing agent fees and
expenses                            405,211
Directors' fees                       1,880
Auditing fees                        11,247
Legal fees                            3,276
Portfolio accounting fees            74,519
Distribution services fee-
Class B Shares                      823,586
Distribution services fee-
Class C Shares                      217,063
Shareholder services fee-
Class A Shares                      229,079
Shareholder services fee-
Class B Shares                      274,529
Shareholder services fee-
Class C Shares                       72,354
Share registration costs             41,553
Printing and postage                 48,814
Insurance premiums                    1,511
Taxes                                11,196
TOTAL EXPENSES                                     5,704,566
Net operating loss                                (2,043,030)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions (net
of foreign taxes withheld
of $829,210)                                      87,516,619
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                           3,864,864
Net realized and
unrealized gain on
investments and foreign
currency transactions                             91,381,483
Change in net assets
resulting from operations                       $ 89,338,453


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                  SIX MONTHS

                                  ENDED

                                  (unaudited)          YEAR ENDED
                                  MAY 31,              NOVEMBER 30,
                                  1999                 1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net operating loss              $   (2,043,030)  $    (5,038,761)
Net realized gain on investments and foreign currency transactions ($87,516,619 and $17,745,082, respectively, as computed for federal

tax purposes)                       87,516,619         8,268,645
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                             3,864,864            46,830,198
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           89,338,453            50,060,082
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
realized gains on
investments and foreign
currency transactions

Class A Shares                      (2,408,764)               -
Class B Shares                      (3,131,437)               -
Class C Shares                        (807,825)               -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (6,348,026)               -
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             264,646,987           343,889,639
Net asset value of shares
issued to shareholders in
payment of
distributions declared               5,607,304                -
Cost of shares redeemed           (206,265,519)         (248,855,119)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        63,988,772            95,034,520
Change in net assets               146,979,199           145,094,602
NET ASSETS:

Beginning of period                385,152,775           240,058,173
End of period                   $  532,131,974       $   385,152,775


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS

                              ENDED

                              (unaudited)

                              MAY 31,                  YEAR ENDED NOVEMBER 30,
                              1999               1998           1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $17.56             $14.25         $12.26       $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss              (0.05)             (0.17) 2       (0.11)       (0.02)
Net realized and
unrealized gain on
investments and foreign
currency transactions            4.01               3.48           2.10         2.28
TOTAL FROM INVESTMENT

OPERATIONS                       3.96               3.31           1.99         2.26
LESS DISTRIBUTIONS:
Distributions from net
realized gains on
investments and foreign
currency transactions           (0.28)                -              -           -
NET ASSET VALUE, END OF

PERIOD                         $21.24             $17.56         $14.25       $12.26
TOTAL RETURN 3                  22.87%             23.23%         16.23%       22.60%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                       2.02% 5            1.95%          2.33%        5.35% 5
Net operating loss 4            (0.44%) 5          (0.97%)        (1.29%)      (3.86%) 5
Expenses (after waivers
and reimbursements)              2.02% 5            1.95%          2.12%        1.97% 5
Net operating loss (after
waivers and
reimbursements)                 (0.44%) 5          (0.97%)        (1.08%)      (0.48%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $217,187            $147,490       $91,707      $16,399
Portfolio turnover                270%                380%          286%         174%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS

                              ENDED

                              (unaudited)

                              MAY 31,                   YEAR ENDED NOVEMBER 30,
                              1999               1998           1997          1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $17.20             $14.07         $12.20        $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss              (0.11)             (0.29) 2       (0.12)        (0.04)
Net realized and
unrealized gain on
investments and foreign
currency transactions            3.92               3.42           1.99          2.24
TOTAL FROM INVESTMENT

OPERATIONS                       3.81               3.13           1.87          2.20
LESS DISTRIBUTIONS:
Distributions from net
realized gains on
investments and foreign
currency transactions           (0.28)                -             -             -
NET ASSET VALUE, END OF

PERIOD                         $20.73             $17.20         $14.07        $12.20
TOTAL RETURN 3                 22.47%              22.25%         15.33%        22.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                      2.77% 5             2.70%          3.04%         6.10% 5
Net operating loss 4           (1.19%) 5           (1.72%)        (1.98%)       (4.99%) 5
Expenses (after waivers
and reimbursements)             2.77% 5             2.70%          2.87%         2.72% 5
Net operating loss (after
waivers
and reimbursements)            (1.19%) 5           (1.72%)        (1.81%)       (1.61%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)               $248,155            $189,965       $120,939       $16,721
Portfolio turnover               270%                380%           286%          174%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              SIX MONTHS

                              ENDED

                              (unaudited)

                              MAY 31,                   YEAR ENDED NOVEMBER 30,
                              1999                1998          1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                      $17.19              $14.06        $12.19       $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss              (0.10)              (0.29) 2      (0.12)       (0.05)
Net realized and
unrealized gain on
investments and foreign
currency transactions            3.90                3.42          1.99         2.24
TOTAL FROM INVESTMENT

OPERATIONS                       3.80                3.13          1.87         2.19
LESS DISTRIBUTIONS:
Distributions from net
realized gains on
investments and foreign
currency transactions           (0.28)                -             -             -
NET ASSET VALUE, END OF

PERIOD                         $20.71              $17.19        $14.06       $12.19
TOTAL RETURN 3                  22.42%              22.26%        15.34%       21.90%

RATIOS TO AVERAGE NET

ASSETS

Expenses 4                       2.77% 5             2.70%         3.04%        6.10% 5
Net operating loss 4            (1.19%) 5           (1.72%)       (2.02%)      (4.96%) 5
Expenses (after waivers
and reimbursements)              2.77% 5             2.70%         2.87%        2.72% 5
Net operating loss (after
waivers and
reimbursements)                 (1.19%) 5           (1.72%)       (1.85%       (1.58%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $66,791             $47,697       $27,412       $3,040
Portfolio turnover                270%                380%          286%         174%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the

Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had outstanding foreign currency commitments as set forth below:



                                                                                           UNREALIZED

SETTLEMENT                   CONTRACTS TO                      IN EXCHANGE    CONTRACTS    APPRECIATION
DATE                         DELIVER/RECEIVE                   FOR            AT VALUE   (DEPRECIATION)

Contracts Purchased:

6/1/1999                      1,904,644 Euro Currency           $1,988,829   $1,985,590          $(3,239)
6/1/1999                      1,941,766 Pound Sterling           3,102,941    3,111,390            8,449
6/2/1999                      815,661 Pound Sterling             1,309,137    1,306,976           (2,161)
6/3/1999                      1,279,004 Pound Sterling           2,041,930    2,049,414            7,484
6/1/1999                      1,020,909,740 Japanese Yen         8,368,113    8,446,346           78,233
6/1/1999                      9,576,479 Norwegian Krone          1,211,829    1,211,553             (276)
6/1/1999                      13,515,833 Swedish Krona           1,570,513    1,571,938            1,425
6/1/1999                      10,163,450 Thailand Baht           273,763      273,947              184
Contracts Sold:

6/1/1999                      3,330,441 Australian Dollar       $2,159,742   $2,174,279         $(14,537)
6/1/1999                      504,565 Canadian Dollar              343,335      342,554              781
6/1/1999                      39,897 Euro Currency                  41,753       41,593              160
6/1/1999                      1,334,280,233 Indonesian Rupiah      164,523      164,219              304
6/2/1999                      6,430,809,086 Indonesian Rupiah      795,892      791,484            4,408
6/3/1999                      9,317,046,476 Indonesian Rupiah    1,143,312    1,146,713           (3,401)
6/1/1999                      13,814,397 Japanese Yen              113,374      114,291             (917)
6/1/1999                      54,396,301 Philippine Peso         1,425,342    1,429,603           (4,261)
6/2/1999                      1,736,386 Singapore Dollar         1,002,532    1,007,769           (5,237)
6/1/1999                      104,405,119 Thailand Baht          2,809,610    2,814,154           (4,544)
6/2/1999                      59,050,851 Thailand Baht           1,588,670    1,591,667           (2,997)
NET UNREALIZED APPRECIATION ON FOREIGN

EXCHANGE CONTRACTS                                                                               $59,858


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the sec ondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:



    NUMBER OF PAR
    VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000


Transactions in capital stock were as follows:



                                               SIX MONTHS ENDED                 YEAR ENDED
                                               MAY 31, 1999                     NOVEMBER 30, 1998

CLASS A SHARES:                                SHARES          AMOUNT           SHARES          AMOUNT
Shares sold                                     7,929,376       $  161,159,246   12,150,368       $  213,991,576

Shares issued to shareholders in payment of

distributions declared                            110,993            2,000,099      -                    -
Shares redeemed                                (6,214,029)        (126,678,204) (10,185,264)        (179,653,387)
NET CHANGE RESULTING FROM CLASS A

SHARE TRANSACTIONS                              1,826,340       $   36,481,141       1,965,104    $   34,338,189


                                               SIX MONTHS ENDED                YEAR ENDED
                                               MAY 31, 1999                    NOVEMBER 30, 1998

CLASS B SHARES:                                SHARES          AMOUNT          SHARES       AMOUNT
Shares sold                                     2,601,890      $   51,548,699       5,336,407       $   95,444,129
Shares issued to shareholders in payment of

distributions declared                            162,104           2,859,518          -                   -
Shares redeemed                                (1,834,581)        (35,442,321)     (2,890,107)         (49,477,133)
NET CHANGE RESULTING FROM CLASS B

SHARE TRANSACTIONS                                929,413      $   18,965,896       2,446,300       $   45,966,996


                                               SIX MONTHS ENDED                YEAR ENDED
                                               MAY 31, 1999                    NOVEMBER 30, 1998

CLASS C SHARES:                                SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                     2,735,438      $   51,939,042       1,987,879       $   34,453,934
Shares issued to shareholders in payment of

distributions declared                             42,410             747,687           -                 -
Shares redeemed                                (2,327,733)        (44,144,994)     (1,163,723)         (19,724,599)
NET CHANGE RESULTING FROM CLASS C

SHARE TRANSACTIONS                                450,115      $    8,541,735         824,156       $   14,729,335
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                              3,205,868       $   63,988,772       5,235,560       $   95,034,520


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



    PERCENTAGE OF
    AVERAGE DAILY NET

SHARE CLASS NAME   ASSETS OF CLASS
Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%


Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing the distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $47,932 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $6,212 of organizational expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:



Purchases     $ 1,261,823,887
Sales         $ 1,224,439,519


CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers.

Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:



    PERCENTAGE OF
COUNTRY          NET ASSETS
Japan            13.0%
United Kingdom   10.0%
Singapore          9.4%
Hong Kong          7.6%
Indonesia          5.5%
Germany            4.9%
Australia          4.6%
Greece             3.8%
Mexico             3.6%
Finland            3.1%
Switzerland        3.0%
Canada             2.8%
Sweden             2.8%
Brazil             2.6%
Korea              2.5%
Thailand           2.2%
Turkey             1.8%
France             1.5%
Italy              1.4%
Israel             1.3%
Belgium            1.1%
Austria            0.7%
China              0.7%
Egypt              0.7%
Norway             0.7%
Philippines        0.7%
Spain              0.7%
India              0.6%
Ireland            0.6%
Netherlands        0.5%
Chile              0.1%
Portugal           0.0% 1


1 Amount represents less than 0.1%.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated International Small Company Fund

Established 1996

3RD SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated International Small Company Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 981487838

Cusip 981487820

Cusip 981487812

G01743-02 (7/99)

 [Graphic]

SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated Latin American Growth Fund

President's Message

Dear Fellow Shareholder:

Federated Latin American Growth Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. As of May 31, 1999, the fund's net assets totaled $14.2 million invested in over 40 issues across 5 countries.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Investment Management Corp. Following his discussion of international economic and market conditions and fund strategy, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

The past six months have certainly been a brighter period for investors in the Latin American marketplace - an almost surprising recovery in Brazil and Mexico has attracted the attention and money of institutional and individual investors. Although there are still political and economic uncertainties in the region, the Asian "contagion" that caused investors to flee from the emerging markets - which included Latin American countries - appears to be subsiding. However, as we have continued to emphasize, investing in the international marketplace is a long-term proposition. While there will inevitably be periods of unpleasant volatility, we believe that the rewards go to the patient investor who rides out the periods of negative returns. 1 In fact, it may make good investment sense to add money to sector funds when prices are low.

This Latin American fund provides shareholders with significant long-term opportunities from an extremely well-researched $14.2 million portfolio of which more than 75% is invested in Brazil and Mexico. Both markets have fared well through the past six months. The median market capitalization of the fund's holdings was over $1.7 billion.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

While the fund's returns were positive during the reporting period, they did not match the return of the overall Latin American region because the fund has been focusing on higher quality, liquid stocks that could help the portfolio weather periods of extreme market volatility. The market did not reward this conservative, bottom-up approach. Individual share class total return performance for the six-month reporting period, including income distributions, follows. 2


                                INCOME

                 TOTAL RETURN   DISTRIBUTIONS   NET ASSET VALUE INCREASE
Class A Shares   8.03%          $0.166          $9.10 to $9.63 = 6%
Class B Shares   7.62%          $0.058          $8.92 to $9.53 = 7%
Class C Shares   7.56%          $0.047          $8.95 to $9.57 = 7%


Regardless of the investment climate, adding to your account on a regular basis and reinvesting your dividends in additional shares is a convenient way to "pay yourself first" and enjoy the benefit of compounding.

As Alex explains, the Latin American markets now offer some of the most compelling valuations in the emerging market universe. We remain optimistic about the prospects of this region, and I recommend that you consider adding to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing. By investing the same amount on a regular basis, you will buy more fund shares when prices are low, and less when prices are high. 3

Thank you for entrusting a portion of your wealth in Federated Latin American Growth Fund. We will continue to keep you up-to-date on the details of your investment on a regular basis.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 2.08%, 2.12%, and 6.56%, respectively.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

[Graphic]

ALEXANDRE DE BETHMANN

Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT ARE YOUR COMMENTS ON THE ECONOMIC AND POLITICAL DEVELOPMENTS IN LATIN AMERICA THAT MADE AN IMPACT ON THE REGION'S PERFORMANCE?

Increased volatility characterized the Latin American markets during the first half of the fund's fiscal year following the devaluation of the Brazilian currency in January. Despite the tough economic environment, Arminio Fraga's tenure as head of the Central Bank of Brazil, together with the confirmation of the International Monetary Fund agreement, greatly helped to improve investor sentiment. Fraga's appointment has improved the economic and political landscape not only for Brazil, but for all of Latin America. A less painful Brazilian recession coupled with larger-than- expected reductions in inflation have improved the outlook.

Mexico continues to stand alone as the country with solid gross domestic product ("GDP") growth for 1999. Fiscal fundamentals for Mexico remain strong. Moreover, it has managed to maintain a modest fiscal deficit by adjusting expenditures and revenues.

IN THIS IMPROVED ENVIRONMENT, HOW DID FEDERATED LATIN AMERICAN GROWTH FUND PERFORM COMPARED TO THE OVERALL LATIN AMERICAN MARKET DURING THE REPORTING

PERIOD?

For the six-month reporting period ended May 31, 1999, the fund delivered total returns, based on net asset value, of 8.03% for Class A Shares, 7.62% for Class B Shares, and 7.56%, for Class C Shares. 1 The total return of the Morgan Stanley Capital International Latin America-Free Index ("MSCI-LAF") was 19.13%,2 and the total return of the Lipper Latin American Funds Average was 10.74%.3

Over the reporting period, Federated Latin American Growth Fund underperformed the MSCI-LAF as we focused on higher quality, liquid stocks that we felt would fare better during periods of extreme market volatility. Unfortunately, the market did not reward a conservative, bottom-up approach. We will continue to remain focused on fundamentals and to maintain a portfolio that should lower the risk to a shareholder's capital.

CAN YOU ELABORATE ON THE TYPE OF COMPANY ON WHICH THE FUND FOCUSES?

We remain focused on attractively valued, liquid securities with solid financial positions, superior market shares and well-defined long-term strategies. In addition, these securities have high earnings visibility and strong management capabilities.

WHAT WAS YOUR STRATEGY WITH REGARD TO COUNTRY ALLOCATIONS?

Given their more attractive fundamentals, we maintained overweighted positions in Mexico and Brazil. In Mexico, we remained focused on retail and consumer related companies as we have seen a continued and controlled consumption recovery in 1999. In Brazil, we focused on the telecommunications and utilities companies whose earnings should benefit from restructuring endeavors.

WHAT WERE SOME OF THE FUND'S MOST RECENT PURCHASES?

We increased our exposure to TELEVISA (3.92% of net assets), the dominant Spanish language media company in Mexico with a solid balance sheet and growing operating cash flow.

We also added to our exposure in ARACRUZ (3.53% of net assets), a low cost pulp and paper producer in Brazil.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 2.08%, 2.12%, and 6.56%, respectively.

2 The Morgan Stanley Capital International Latin American-Free Index is an unmanaged, market value-weighted index of the performance of securities listed on the stock exchanges of seven countries in the Latin American region. Investments cannot be made in an index.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

WHAT COUNTRIES WERE REPRESENTED IN THE PORTFOLIO AS OF MAY 31, 1999, AND WHAT WERE THE FUND'S TOP TEN HOLDINGS?


            PERCENTAGE OF
COUNTRY     NET ASSETS

Mexico      42.8%
Brazil      33.6%
Argentina    9.3%
Chile        6.0%
Peru         3.4%



                                                             PERCENTAGE OF

COMPANY                                            COUNTRY   NET ASSETS       INDUSTRY
Telefonos de Mexico, Class L, ADR                  Mexico     8.3%            Telecommunications
Cemex SA, Class B                                  Mexico     4.9%            Building Materials & Components
Petroleo Brasileiro SA, Preference                 Brazil     4.8%            Energy Sources
Grupo Modelo SA de CV, Class C                     Mexico     4.1%            Beverage & Tobacco
Grupo Televisa SA, GDR                             Mexico     3.9%            Broadcasting & Publishing
Embratel Participacoes SA, ADR                     Brazil     3.9%            Telecommunications
Companhia Energetica de Minas Gerais, Preference   Brazil     3.8%            Utilities-Electrical & Gas
Cifra SA de CV, Class V                            Mexico     3.5%            Merchandising
Aracruz Cellulose, ADR                             Brazil     3.5%            Forest Products & Paper
Fomento Economico Mexicano SA de CV                Mexico     3.0%            Beverage & Tobacco
TOTAL                                                        43.7%

ARE YOU OPTIMISTIC ABOUT THE LATIN AMERICAN REGION THROUGH THE REST OF 1999?

Although we expect the region to experience lower growth in 1999, the valuations are at near historic lows. In fact, the Latin American markets have some of the most compelling valuations in the emerging market universe. Accordingly, it is our view that prospects for Latin American stocks are strong. Despite our optimism, we recognize that Brazil still faces important challenges that are keeping Brazilian risks high.

Serious structural change has taken place in the region, particularly in the two largest countries-Brazil and Mexico. Growth is picking up in Mexico resulting in an increase in 1999 GDP estimates to 3.50% from 2.80%. Additionally, Brazil is coming out of the recession more rapidly than anticipated as 1999 GDP forecasts have been revised up from a 4.50% contraction to flat growth, inflation is below expectations, and interest rates have fallen rapidly.

The most important battle remains the Brazilian Central Bank's ability to continue its efforts to improve the fiscal situation. It must continue to pressure its Congress to approve structural measures to balance Brazil's fiscal account.

We expect a continuation of an improved economic outlook. We remain optimistic on the prospects for the Latin American markets and expect better earnings growth as economies start to recover.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                      VALUE IN

SHARES                                                U.S. DOLLARS

                   COMMON STOCKS-76.0%

                   AEROSPACE & MILITARY

                   TECHNOLOGY-0.7%

        12,600     Linea Aerea Nacional Chile

                   SA, ADR                          $       99,225
                   BANKING-3.3%

         6,800     Banco de Galicia y Buenos
                   Aires SA de CV, Class B,

                   ADR                                     142,375
       950,000     Grupo Financiero Bancomer,
                   SA de CV                                322,330
                   TOTAL                                   464,705

                   BEVERAGE & TOBACCO-12.8%

        19,800     Coca-Cola Femsa SA, ADR                 357,638
       130,000     Fomento Economico Mexicano
                   SA de CV                                427,798
       227,200     Grupo Modelo SA de CV,
                   Class C                                 585,124
        13,700     Pan American Beverage,
                   Class A                                 317,669
         4,000     Vina Concha y Toro, ADR                 130,000
                   TOTAL                                 1,818,229
                   BROADCASTING & PUBLISHING-

                   3.9%

        13,300     Grupo Televisa SA, GDR                  556,106
                   BUILDING MATERIALS &
                   COMPONENTS-7.5%

        13,417     Cementos Lima SA                        223,818
       156,500     Cemex SA, Class B                       698,932
        58,632     Juan Minetti SA                         149,630
                   TOTAL                                 1,072,380
                   CONSTRUCTION & HOUSING-
                   1.8%

        68,000  1  Corporacion Geo SA de CV,

                   Class B                                 257,128
                   ENERGY EQUIPMENT &

                   SERVICES-2.9%

        17,900  2  Chilectra SA, ADR                       407,651
                   ENERGY SOURCES-2.8%
       240,000  1  Gas Natural Ban SA                      401,117
                   FOREST PRODUCTS & PAPER-
                   3.5%
        26,000     Aracruz Cellulose, ADR                  500,500
                   MERCHANDISING-6.1%

       291,000  1  Cifra SA de CV, Class V                 502,596
        95,500     Organizacion Soriana SA de

                   CV, Class B                             357,698
                   TOTAL                                   860,294


                                                      VALUE IN

SHARES                                                U.S. DOLLARS

                   COMMON STOCKS-continued
                   METALS - NON FERROUS-3.4%

        37,000     Cia de Minas Buenaventura

                   SA, Class B                      $      266,017
         6,000     Sociedad Quimica y Minera
                   de Chile, ADR                           209,250
           346     Sociedad Quimica y Minera
                   de Chile, Class A, ADR                   12,110
                   TOTAL                                   487,377

                   METALS - STEEL-1.2%

       140,000     Acindar Industria

                   Argentina de Aceros SA                  168,133
                   MULTI-INDUSTRY-1.8%

        80,000     Grupo Industrial Saltillo

                   SA de CV, Class B                       250,179

                   RECREATION, OTHER CONSUMER

                   GOODS-1.8%

        83,000  1  Corporacion Interamericana

                   de Entretenimiento SA                   262,954

                   RETAIL-1.5%

        11,650     Companhia Brasileira de
                   Distribuicao Groupo Pao de

                   Acucar, ADR                             211,156

                   TELECOMMUNICATIONS-21.0%
        40,000  1  Embratel Participacoes SA,

                   ADR                                     550,000

        24,600  1  Tele Norte Leste

                   Participacoes SA, ADR                   402,825
         4,500     Telecom Argentina SA, ADR               128,250
        10,000     Telefonica de Argentina

                   SA, ADR                                 323,750

        14,700     Telefonos de Mexico, Class

                   L, ADR                                1,175,081

         3,000  1  Telemig Celular

                   Participacoes SA, ADR                    92,625
    14,000,000     Telesp Participacoes SA                 305,366
                   TOTAL                                 2,977,897

                   TOTAL COMMON STOCKS
                   (IDENTIFIED COST

                   $9,282,536)                          10,795,031
                   PREFERRED STOCKS-19.1%

                   BANKING-1.6%

     5,300,000     Banco do Estado de Sao

                   Paulo, Preference                       226,007
                   ENERGY SOURCES-4.8%

     4,810,000     Petroleo Brasileiro SA,

                   Preference                              680,006
                   FOREST PRODUCTS & PAPER-

                   1.1%

     6,100,000     Votorantim Celulose e

                   Papel SA, Preference                    161,916
                   METALS - STEEL-4.0%

    16,000,000     Gerdau SA, Preference                   240,046
       123,000     Usinas Siderurgicas de
                   Minas Gerais SA,

                   Preference                              327,196
                   TOTAL                                   567,242


SHARES OR

FOREIGN

CURRENCY                                              VALUE IN
PAR AMOUNT                                            U.S. DOLLARS

                   PREFERRED STOCKS-continued

                   TELECOMMUNICATIONS-1.3%

        37,519     Telecomunicacoes Do Rio

                   Janiero SA, Preference           $          747
     1,500,000     Telecomunicacoes de Sao
                   Paulo SA, Preference                    182,631
                   TOTAL                                   183,378

                   UTILITIES - ELECTRICAL &

                   GAS-6.3%

    17,100,000     Centrais Eletricas
                   Brasileiras SA,

                   Preference, Series B                    357,886
    25,512,307     Companhia Energetica de
                   Minas Gerais, Preference                533,064
                   TOTAL                                   890,950

                   TOTAL PREFERRED STOCKS
                   (IDENTIFIED COST

                   $2,681,623)                           2,709,499
                   CORPORATE BOND-0.0%

                   MINING-0.0%
         5,800     Companhia Vale Do Rio Doce,

                   Conv. Deb., 12/31/1999

                   (identified cost $58)                        34
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $11,964,217) 3                   $   13,504,564


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 1999, these securities amounted to $407,651 which represents 2.9% of net assets.

3 The cost of investments for federal tax purposes amounts to $11,964,217. The net unrealized appreciation of investments on a federal tax basis amounts to $1,540,347 which is comprised of $1,979,656 appreciation and $439,309 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($14,194,944) at May 31, 1999.

The following acronyms are used throughout this portfolio:



ADR -American Depositary Receipt
GDR -Global Depositary Receipt



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$11,964,217)                                 $ 13,504,564
Cash                                              360,685
Cash denominated in
foreign currencies
(identified cost $4,464)                            4,388
Income receivable                                 122,107
Receivable for investments
sold                                              185,552
Receivable for shares sold                         40,455
Prepaid expenses                                   56,203
Deferred organizational
costs                                              23,002
TOTAL ASSETS                                   14,296,956
LIABILITIES:

Payable for shares

redeemed                        $ 61,866
Income distribution
payable                              219
Payable for taxes withheld         7,939
Payable for portfolio
accounting fees                   19,475
Payable for transfer and
dividend disbursing agent
fees and expenses                  5,482
Payable for distribution
services fee                       3,394
Accrued expenses                   3,637
TOTAL LIABILITIES                                 102,012
Net assets for 1,478,936
shares outstanding                           $ 14,194,944
NET ASSETS CONSIST OF:

Paid in capital                              $ 22,053,648
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in
foreign currency                                1,530,046
Accumulated net realized
loss on investments and
foreign currency
transactions                                   (9,448,070)
Undistributed net
investment income                                  59,320
TOTAL NET ASSETS                             $ 14,194,944
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($9,246,549 / 959,852
shares outstanding)                                 $9.63
Offering Price Per Share
(100/94.50 of $9.63) 1                             $10.19
Redemption Proceeds Per
Share                                               $9.63
CLASS B SHARES:
Net Asset Value Per Share
($4,353,099 / 456,893
shares outstanding)                                 $9.53
Offering Price Per Share                            $9.53
Redemption Proceeds Per
Share (94.50/100 of $9.53) 1                        $9.01
CLASS C SHARES:
Net Asset Value Per Share
($595,296 / 62,191 shares
outstanding)                                        $9.57
Offering Price Per Share                            $9.57
Redemption Proceeds Per
Share (99.00/100 of $9.57) 1                        $9.47


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $28,428)                                        $    232,295
Interest                                                                 9,116
TOTAL INCOME                                                           241,411
EXPENSES:

Investment advisory fee                          $   67,613
Administrative personnel
and services fee                                     92,247
Custodian fees                                       19,043
Transfer and dividend
disbursing agent fees and
expenses                                             34,623
Directors' fees                                         738
Auditing fees                                        11,059
Legal fees                                            1,371
Portfolio accounting fees                            39,962
Distribution services fee-
Class B Shares                                       14,564
Distribution services fee-
Class C Shares                                        2,134
Shareholder services fee-
Class A Shares                                        7,957
Shareholder services fee-
Class B Shares                                        4,855
Shareholder services fee-
Class C Shares                                          711
Share registration costs                             14,133
Printing and postage                                 15,299
Insurance premiums                                    1,184
Taxes                                                   637
Miscellaneous                                         9,976
TOTAL EXPENSES                                      338,106
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (67,613)
Reimbursement of other
operating expenses                (145,375)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (212,988)
Net expenses                                                           125,118
Net investment income                                                  116,293
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS:
Net realized loss on
investments and foreign
currency transactions                                               (1,120,961)
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                             1,527,394
Net realized and
unrealized gain on
investments and foreign
currency transactions                                                  406,433
Change in net assets
resulting from operations                                         $    522,726


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                SIX MONTHS

                                ENDED

                                (unaudited)          YEAR ENDED
                                 MAY 31,             NOVEMBER 30,
                                 1999                1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    116,293       $     240,289
Net realized loss on

investments and foreign

currency transactions

($(1,120,961) and
$(6,479,097),

respectively, as computed

for federal tax purposes)         (1,120,961)         (7,074,994)
Net change in unrealized
appreciation
(depreciation) of
investments and
translation of assets and
liabilities in foreign
currency                           1,527,394            (672,967)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            522,726          (7,507,672)
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                      (104,938)                  -
Class B Shares                       (28,653)                  -
Class C Shares                        (3,607)                  -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (137,198)                  -
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            11,184,635          14,496,314
Net asset value of shares
issued to shareholders in
payment of
distributions declared               118,259                   -
Cost of shares redeemed           (9,319,670)        (20,604,271)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       1,983,224          (6,107,957)
Change in net assets               2,368,752         (13,615,629)
NET ASSETS:

Beginning of period               11,826,192          25,441,821
End of period (including
undistributed net
investment income of
$59,320 and $80,225,

respectively)                   $ 14,194,944       $  11,826,192


See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             SIX MONTHS

                             ENDED

                             (unaudited)

                              MAY 31,            YEAR ENDED NOVEMBER 30,
                              1999               1998            1997         1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.10            $13.39       $11.56      $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.11              0.19  2     (0.06)       0.12
Net realized and
unrealized gain (loss) on
investments and foreign

currency transactions                0.59             (4.48)        2.38  3     1.44
TOTAL FROM INVESTMENT

OPERATIONS                           0.70             (4.29)        2.32        1.56
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.17)                -        (0.08)        -
Distributions from net
realized gain on
investments and foreign
currency transactions                   -                 -        (0.41)        -
TOTAL DISTRIBUTIONS                 (0.17)                -        (0.49)        -
NET ASSET VALUE, END OF

PERIOD                             $ 9.63           $  9.10       $13.39      $11.56
TOTAL RETURN 4                       8.03%           (32.04% )     20.76%      15.60    %

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           5.94% 6           4.20%        4.08%       8.93% 6
Net operating loss 5                (1.48%) 6         (0.61%)      (2.23%)     (5.47%) 6
Expenses (after waivers
and reimbursements)                  2.00% 6           2.00%        2.17%       1.97% 6
Net investment income (net
operating loss) (after
waivers and
reimbursements)                      2.46% 6           1.59%       (0.32%)      1.49% 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $9,247            $6,400      $14,847      $4,836
Portfolio turnover                     66%              201%          79%         38%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                              ENDED

                              (unaudited)

                              MAY 31,           YEAR ENDED NOVEMBER 30,
                              1999               1998            1997        1996   1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 8.92            $13.24        $11.50        $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.06              0.09  2      (0.04)        (0.05)
Net realized and
unrealized gain (loss) on
investments and foreign

currency transactions                0.61             (4.41)         2.24  3       1.55
TOTAL FROM INVESTMENT

OPERATIONS                           0.67             (4.32)         2.20          1.50
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.06)               -          (0.05)           -
Distributions from net
realized gain on
investments and foreign
currency transactions                   -                 -         (0.41)           -
TOTAL DISTRIBUTIONS                 (0.06)                -         (0.46)           -
NET ASSET VALUE, END OF

PERIOD                             $ 9.53           $  8.92        $13.24        $11.50
TOTAL RETURN 4                       7.62%           (32.63%)       19.72%        15.00%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           6.69% 6           4.95%         4.83%         9.68% 6
Net operating loss 5                (2.23%) 6         (1.36%)       (3.19%)       (8.16%) 6
Expenses (after waivers
and reimbursements)                  2.75% 6           2.75%         2.93%         2.72% 6
Net investment income (net
operating loss)
(after waivers and
reimbursements)                      1.71% 6           0.84%        (1.29%)       (1.20%) 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $4,353            $4,704        $8,814        $1,355
Portfolio turnover                     66%              201%           79%           38%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                              ENDED

                             (unaudited)

                              MAY 31,           YEAR ENDED NOVEMBER 30,
                              1999                  1998           1997        1996   1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 8.95           $13.27        $11.48        $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.06             0.09  2      (0.04)        (0.08)
Net realized and
unrealized gain (loss) on
investments and foreign

currency transactions                0.61            (4.41)         2.27  3       1.56
TOTAL FROM INVESTMENT

OPERATIONS                           0.67            (4.32)         2.23          1.48
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.05)              -          (0.03)          -
Distributions from net
realized gain on
investments and foreign
currency transactions                   -               -          (0.41)          -
TOTAL DISTRIBUTIONS                 (0.05)              -          (0.44)          -
NET ASSET VALUE, END OF

PERIOD                             $ 9.57           $ 8.95        $13.27       $11.48
TOTAL RETURN 4                       7.56%          (32.55%)       19.97%       14.80%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           6.69% 6          4.95%        4.83%        9.68% 6
Net operating loss 5                (2.23%) 6        (1.36%)      (3.13%)      (8.26%) 6
Expenses (after waivers
and reimbursements)                  2.75% 6          2.75%        2.93%        2.72% 6
Net investment income (net
operating loss) (after
waivers and
reimbursements)                      1.71% 6          0.84%       (1.23%)      (1.30%) 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                        $595             $723       $1,781         $260
Portfolio turnover                     66%             201%          79%          38%


1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding.

3 The amount shown in this caption for a share outstanding did not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated Latin American Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Foreign equity securities are valued at the last sales price reported on a national securities exchange or the over-the-counter market. In the absence of recorded sales for equity securities, they are recorded according to the mean between the last closing bid and asked prices. Fixed-income securities are valued at the latest bid prices as furnished by an independent pricing service. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $7,788,569 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


EXPIRATION YEAR   EXPIRATION AMOUNT
2005                     $1,309,472
2006                      6,479,097


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:


                    NUMBER OF PAR VALUE
SHARE CLASS NAME    CAPITAL STOCK AUTHORIZED

Class A Shares      100,000,000
Class B Shares      100,000,000
Class C Shares       50,000,000

 TOTAL              250,000,000

Transactions in capital stock were as follows:


                                    SIX MONTHS ENDED                  YEAR ENDED
                                     MAY 31, 1999                   NOVEMBER 30, 1998

CLASS A SHARES:               SHARES           AMOUNT             SHARES             AMOUNT
Shares sold                    932,594       $  8,677,810            996,001       $  10,742,935
Shares issued to
shareholders in payment of
distributions declared          11,120             88,604                  -                   -
Shares redeemed               (687,110)        (6,179,788)        (1,401,334)        (14,621,996)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS             256,604       $  2,586,626           (405,333)      $  (3,879,061)


                                   SIX MONTHS ENDED                      YEAR ENDED
                                    MAY 31, 1999                       NOVEMBER 30, 1998

CLASS B SHARES:               SHARES           AMOUNT             SHARES             AMOUNT
Shares sold                    274,690       $  2,438,404            298,474       $   3,058,028
Shares issued to
shareholders in payment of
distributions declared           3,311             26,222                  -                   -
Shares redeemed               (348,467)        (2,933,364)         (436,856)          (4,645,411)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS             (70,466)      $   (468,738)         (138,382)       $  (1,587,383)


                                  SIX MONTHS ENDED                         YEAR ENDED
                                    MAY 31, 1999                       NOVEMBER 30, 1998

CLASS C SHARES:               SHARES           AMOUNT             SHARES             AMOUNT
Shares sold                      8,218       $     68,421             58,373       $    $695,351
Shares issued to
shareholders in payment of
distributions declared             431              3,433                  -                   -
Shares redeemed                (27,199)          (206,518)          (111,802)         (1,336,864)
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS             (18,550)      $   (134,664)           (53,429)      $    (641,513)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             167,588       $  1,983,224           (597,144)      $  (6,107,957)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%


Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing the distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and start-up administrative service expenses of $53,789 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $6,863 of organizational and start-up administrative service expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:


Purchases     $ 9,050,682
Sales         $ 7,032,624


CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:


            PERCENTAGE OF
COUNTRY     NET ASSETS

Mexico      42.8%
Brazil      33.6%
Argentina    9.3%
Chile        6.0%
Peru         3.4%


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT
 AS OF MAY 31, 1999

Federated Latin American Growth Fund

Established 1996

3RD SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated Latin American Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 981487796
Cusip 981487788
Cusip 981487770
G01940-02 (7/99)

 [Graphic]

[Graphic]

Richard B. Fisher
President

Federated International High Income Fund

President's Message

Dear Fellow Shareholder:

Federated International High Income Fund was created in 1996, and I am pleased to present its third Semi-Annual Report. The fund is designed for income investors first and foremost, as it seeks out good income-paying issues outside the U.S. The fund's managers select international high-yield bonds issued by companies and governments in both emerging and developed markets. 1 As of May 31, 1999, the fund's $96.2 million in assets were invested in 50 government bonds and 50 international corporate issues across 34 countries. These government bonds were issued by Germany, France, Italy, and Nor way, just to name a few. The average quality rating of the securities in the portfolio is AA+, and the fund's average maturity is 9.4 years.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with Micheal Casey, Vice President, who co-manages the fund with Robert Kowit, Vice President, both of Federated Global Investment Management Corp. Following their discussion of international economic and market conditions and fund strategy, are two additional items of share holder interest. First is a complete listing of the fund's international high-yield bond investments, and second is the publication of the fund's financial statements.

During the reporting period, the international bond markets were volatile, as emerging market bond yields rose and prices fell. Nevertheless, due to a strong U.S. dollar, emerging market bonds (denominated in U.S. dollars) managed to outperform developed market bonds (denominated in local currencies). While the fund experienced a 5% decrease in share price, its portfolio out performed the bond market index of developed countries on a total return basis. The fund also continued to pay a strong level of income.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, emerging market structures may be less diverse and mature, and their political systems may be less stable.

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 2


                                   INCOME

                 TOTAL RETURN   DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares   0.91%          $0.45           $7.99 to $7.61= (5%)
Class B Shares   0.53%          $0.42           $7.99 to $7.61= (5%)
Class C Shares   0.53%          $0.42           $7.99 to $7.61= (5%)


I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of invest ing. 3 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account on a regular basis and reinvesting your monthly dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

I would also like to point out that the U.S. market's performance, although very positive, is being surpassed by the market returns in many other nations. In Federated International High Income Fund, you have an opportunity to increase your international exposure. The bonds in the fund are not only generous income-paying issues, but offer the potential for long-term capital appreciation as banks and governments around the world reduce interest rates.

Thank you for your investment in Federated International High Income Fund and for the confidence you have shown by investing a portion of your wealth in the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (3.67%), (4.71%), and (0.42%), respectively.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

[Graphic]

MICHEAL CASEY

Vice President

Federated Global Investment Management Corp.

[Graphic]

ROBERT KOWIT

Vice President

Federated Global Investment Management Corp.

Investment Review

DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR, THE EMERGING BOND MARKETS, WHILE VOLATILE, SIGNIFICANTLY OUTPERFORMED THE DEVELOPED BOND MARKETS. WHAT

ARE YOUR COMMENTS?

There was considerable volatility in the emerging markets over the first half of 1999. As measured by the J.P. Morgan Emerging Markets Bond Index, 1 the yield spread between the emerging markets and U.S. Treasuries rose as high as 1,500 basis points in January 1999, narrowed to 980 basis points in early May, then returned to 1,160 basis points at the end of the reporting period, only slightly above the 1,100 spread at the start of the reporting period. At the same time, the U.S. dollar strengthened 10.30% against the euro. There fore, the developed markets, which are denominated in foreign currency, significantly underperformed the emerging markets despite the slight spread widening.

1 The J.P. Morgan Emerging Markets Bond Index is an unmanaged index that tracks the total returns of external currency denominated debt instruments of 14 emerging market countries. Investments cannot be made in an index.

HOW DID FEDERATED INTERNATIONAL HIGH INCOME FUND PERFORM OVER THE FIRST HALF OF ITS FISCAL YEAR?

While virtually all of the fund's emerging market positions did well, their performance was offset by developed market holdings. For the six-month reporting period ended May 31, 1999, the fund's returns for Class A, B, and C

Shares, based on net asset value, were 0.91%, 0.53%, and 0.53%, respectively. 2 These returns were greater than the (4.55%) return of the developed markets as measured by the J.P. Morgan Non-Dollar Bond Index3 and lagged the 3.19% return of the more aggressive emerging bond markets as measured by the J.P. Morgan Emerging Markets Bond Index.

The average total return of all international high income bond funds tracked by Lipper Analytical Services, Inc. was 2.72%. 4

     INCOME IS A PRIMARY CONSIDERATION FOR FUND SHAREHOLDERS. WHAT LEVEL OF INCOME DID THE FUND PROVIDE DURING THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999?

While the fund's total returns were impacted by a decrease in net asset value, the fund paid a healthy income stream totaling $0.45 per share for Class A Shares, $0.42 for Class B Shares, and $0.42 per share for Class C Shares.

THE FUND SEEKS TO MAINTAIN A GENERAL ALLOCATION OF 20%-30% TO DEVELOPED MARKETS AND UP TO 70%-80% TO EMERGING MARKETS. WHAT IS THE FUND'S CURRENT ALLOCATION AND WHY?

The fund was at the very low end of the scale for developed market debt, with close to 80% in the emerging markets. This reflected our belief that many emerging market assets continued to be underpriced due to the retreat by U.S. high-yield investors back into their home market. Within the emerging market sector, we have been working to improve credit quality by switching out of corporate debt and into attractively-priced sovereign bonds.

2 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (3.67%), (4.71%), and (0.42%), respectively.

3 The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investments cannot be made in an index.

     4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

WHAT WERE THE FUND'S TOP FIVE GOVERNMENT AND INTERNATIONAL CORPORATE HOLDINGS AS OF MAY 31, 1999?

The fund's top five international government holdings were:


                               PERCENTAGE OF

COUNTY/COUPON/MATURITY         NET ASSETS
Brazil, Govt. of, Bond
(emerging) 10.125%, due
5/15/2027                        3.8%
Argentina, Govt. of, Bond
(emerging) 11.375%, due
1/30/2017                        2.7%
Czech, Govt. of, Bond
(emerging) 14.850%, due
2/6/2003                         2.3%
Venezuela, Govt. of, Bond
(emerging) 9.250%, due
9/15/2027                        2.2%
Turkey, Govt. of,
(emerging), due 4/19/2000        2.1%
TOTAL                          13.1%


The fund's top five international corporate holdings were:


NAME/

COUPON/                                      PERCENTAGE OF
MATURITY                       COUNTRY       NET ASSETS

Clearnet Communications,
Inc. Sr. Disc. Note, Zero

Coupon, due 8/13/2007          Canada
                               (developed)     2.3%

Advance Agro Public Co.,
13.00%, due 11/15/2007         Thailand

                               (emerging)      1.9%

Companhia Vale Do Rio Doce,
10.00%, due 4/2/2004           Brazil

                               (emerging)      1.7%

Bancomext Trust, Bank
Guarantee, 11.25%, due

5/30/2006                      Mexico
                               (emerging)      1.4%

Microcell
Telecomunications, Sr.
Disc. Note, 11.125%, due

10/15/2007                     Canada
                               (developed)     1.4%

TOTAL                                          8.7%


AS WE REACH THE MIDPOINT OF 1999, WHAT IS YOUR STRATEGY FOR THE FUND?

We have been gradually reducing the fund's developed market allocations and increasing emerging market positions. Most of the emerging market allocations continue to be in higher quality, dollar-denominated bonds. Favored countries continue to be Mexico, Argentina, Turkey, Colombia and the Philippines. While there are plenty of sources of potential volatility in the markets-including the Kosovo conflict and potential backsliding in Brazil-it is anticipated that emerging market debt can weather any of these scenarios with limited volatility.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

FOREIGN

CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS

                     CORPORATE BONDS-36.9%
                     BROADCAST RADIO & TV-0.7%

         1,000,000   Globo Communicacoes Part,
                     Sr. Note, 10.625%,

                     12/5/2008                        $      692,500
                     BUILDING & DEVELOPMENT-
                     1.1%
           500,000   Cemex SA, Bond, 12.75%,

                     7/15/2006                               537,727
           600,000   Corporacion GEO, SA de CV,
                     Note, 10.00%, 5/23/2002                 543,000
                     TOTAL                                 1,080,727

                     CABLE TELEVISION-1.0%
         1,000,000   Cablevision SA, 13.75%,

                     5/1/2009                                950,000

                     CONGLOMERATE-0.3%
           350,000   Mechala Group Jamaica,

                     Company Guarantee, Series

                     REGS, 12.00%, 2/15/2002                  68,250
         1,000,000   Mechala Group Jamaica,
                     Note, Series B, 12.75%,

                     12/30/1999                              255,000
                     TOTAL                                   323,250

                     CONSUMER PRODUCTS-1.2%
         1,500,000   Mastellone Hermanos SA,

                     Bond, 11.75%, 4/1/2008                1,147,500

                     CONTAINER & GLASS

                     PRODUCTS-0.7%
           750,000   Vicap SA, Sr. Note,

                     11.375%, 5/15/2007                      693,750
                     FINANCIAL INTERMEDIARIES-

                     2.6%
        12,000,000   Baden Wurt L-Finance NV,

                     Sr. Note, Series E, MTN,

                     13.50%, 6/22/2001                       369,039

         1,300,000   Bancomext Trust, Bank
                     Guarantee, 11.25%,

                     5/30/2006                             1,332,500
         1,260,000   Brierley Investments Ltd.,
                     Bond, 9.00%, 3/15/2002                  696,839
           162,000   Nykredit, Mtg. Bond,
                     8.00%, 10/1/2029                         23,875

     1,098,333,333   Polysindo International

                     Finance Co. BV, 3/16/2000                17,573
       101,111,111   Polysindo International
                     Finance Co. BV, 9/23/1999                 1,618
                     TOTAL                                 2,441,444


FOREIGN

CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS

                     CORPORATE BONDS-continued
                     FOREST PRODUCTS-4.5%

         2,300,000   Advance Agro Public Co.,

                     13.00%, 11/15/2007              $     1,791,125
         1,300,000   Grupo Industrial Durango

                     SA de CV, 12.625%, 8/1/2003           1,235,000
           800,000   Indah Kiat Intl. Finance,
                     Company Guarantee,

                     11.875%, 6/15/2002                      616,000
           950,000   Indah Kiat Intl. Finance,
                     Company Guarantee, 12.50%,

                     6/15/2006                               703,000
                     TOTAL                                 4,345,125

                     HOME PRODUCTS &

                     FURNISHINGS-1.6%
         1,500,000   American Standard, Inc.,

                     Company Guarantee, 7.125%,

                     6/1/2006                              1,568,519
                     INDUSTRIAL PRODUCTS &

                     EQUIPMENT-2.8%

         1,500,000 2 CIA International
                     Telecommunications, Note,

                     10.375%, 8/1/2004                     1,110,878
           500,000 2 Globo Communicacoes Part,
                     10.625%, 12/5/2008                      346,250
           500,000   Grupo Minero Mexico,
                     9.25%, 4/1/2028                         390,000
         1,250,000 2 Texon International PLC,
                     Sr. Note, 144A, 10.00%,

                     2/1/2008                                607,978
           500,000   Texon International PLC,
                     Sr. Note, Series REGS,

                     10.00%, 2/1/2008                        243,191
                     TOTAL                                 2,698,297

                     MACHINERY & EQUIPMENT-1.0%
         1,750,000 2 Sirona Dental System,

                     9.125%, 7/15/2008                       936,986
                     METALS & MINING-1.7%

         1,650,000   Companhia Vale Do Rio Doce,
                     Note, 10.00%, 4/2/2004                1,611,225
                     OIL & GAS-1.0%

         1,100,000   Perez Companc SA, Series

                     REGS, 9.00%, 5/1/2006                   990,000
                     STEEL-0.7%

           700,000   Tubos de Acero de Mexico
                     SA, Unsub., 13.75%,

                     12/8/1999                               704,900


FOREIGN

CURRENCY                                                    VALUE IN
PAR AMOUNT                                              U.S. DOLLARS

                     CORPORATE BONDS-continued
                     SURFACE TRANSPORTATION-

                     1.8%
           800,000   Air Canada, 7.25%,

                     10/1/2007                               533,623
         2,600,000   Lesotho Water Authority,
                     Foreign Gov't. Guarantee,

                     13.00%, 9/15/2010                       355,653

       450,000,000   Societe Nationale Des
                     Chemins, Sr. Unsub.,

                     9.20%, 6/22/2006                        243,248
         1,100,000 2 Zhuhai Highway, Sub. Note,
                     11.50%, 7/1/2008                        540,802
                     TOTAL                                 1,673,326

                     TELECOMMUNICATIONS-0.7%
         1,300,000   Viatel, Inc., 11.15%,

                     4/15/2008                               692,928

                     TELECOMMUNICATIONS &
                     CELLULAR-11.9%

           500,000   CANTV Finance Ltd.,
                     Company Guarantee, 9.25%,

                     2/1/2004                                408,750
         5,200,000   Clearnet Communications,
                     Inc., Sr. Disc. Note,

                     8/13/2007                             2,241,789
         1,435,000 2 Grupo Televisa SA, Sr.
                     Disc. Note, 13.25%,

                     5/15/2008                             1,126,475
           500,000 2 Jazztel PLC, 14.00%,
                     4/1/2009                                525,159
         1,000,000 2 KPN QWEST BV, 7.125%,
                     6/1/2009                              1,032,075

         3,200,000   Microcell
                     Telecommunications, Sr.
                     Disc. Note, 11.125%,

                     10/15/2007                            1,325,232

           500,000   Netia Holdings, Company
                     Guarantee, 10.25%,

                     11/1/2007                               465,000

         1,300,000   Philippine Long Distance
                     Telephone Co., Deb.,

                     10.625%, 6/2/2004                     1,303,714

         1,500,000   Philippine Long Distance
                     Telephone Co., Sr. Note,
                     Series E, MTN, 8.35%,

                     3/6/2017                              1,170,000
         1,000,000   SK Telecom Co. Ltd., 7.75%,
                     4/29/2004                               969,380
         1,000,000   Tricom SA, Sr. Note,
                     11.375%, 9/1/2004                       875,000
                     TOTAL                                11,442,574

                     UTILITIES-1.6%
         1,650,000   AES China Generating Co.,

                     Note, 10.125%, 12/15/2006               998,250
           500,000 2 Empresa Nacional
                     Electricidad SA, 8.50%,

                     4/1/2009                                503,750
                     TOTAL                                 1,502,000

                     TOTAL CORPORATE BONDS
                     (IDENTIFIED COST

                     $42,181,468)                         35,495,051

FOREIGN

CURRENCY                                                   VALUE  IN
PAR AMOUNT                                              U.S. DOLLARS

                     SOVEREIGN GOVERNMENTS-
                     60.4%

         3,000,000   Argentina, Government of,

                     Bond, 11.375%, 1/30/2017        $     2,631,000
         1,000,000   Argentina, Government of,
                     Global Bond Deb., 9.75%,

                     9/19/2027                               779,500
         1,500,000   Argentina, Government of,
                     Unsub., 11.00%, 10/9/2006             1,352,250
           750,000   Argentina, Government of,
                     Unsub., 8.75%, 7/10/2002                630,498
         5,000,000   Brazil, Government of,
                     10.125%, 5/15/2027                    3,642,500
         2,000,000   Brazil, Government of,
                     11.625%, 4/15/2004                    1,815,000
         2,500,000   Brazil, Government of,
                     5.9375%, 4/15/2012                    1,428,125
         2,350,000   Bulgaria, Government of,
                     Deb., 5.875%, 7/28/2011               1,504,000
         1,500,000   Colombia, Government of,
                     9.75%, 4/23/2009                      1,267,500
         1,000,000   Colombia, Government of,
                     Bond, 10.875%, 3/9/2004                 940,000
         2,250,000   Colombia, Government of,
                     Unsub., 8.625%, 4/1/2008              1,732,500
        66,000,000   Czech, Government of,
                     Note, 8.375%, 10/2/2002               2,240,175
           300,000   Denmark, Government of,
                     Unsub., 11.625%, 1/23/2000              498,015
     1,253,472,222 1 Dharmala                                  7,714
       350,000,000   European Bank for
                     Reconstruction and
                     Development, Bond, 10.00%,

                     5/2/2002                                315,805
           200,000   European Investment Bank,
                     Bond, 12.00%, 2/15/2000                 334,561
           900,000   France, Government of,
                     8.50%, 4/25/2023                      1,379,227
         1,000,000   Germany, Government of,
                     Bond, 6.00%, 6/20/2016                1,201,481
        50,000,000   Greece, Government of,
                     Bond, 12.40%, 11/26/2003                166,231
        75,000,000   Greece, Government of,
                     Bond, 11.90%, 12/31/2003                249,106
       270,000,000   Greece, Government of,
                     Bond, 8.60%, 3/26/2008                1,015,859
       225,000,000   Greece, Government of,
                     Bond, 9.80%, 3/21/2000                  723,861
       100,000,000   Greece, Government of,
                     Floating Rate Note,

                     12.50%, 12/27/2002                      333,797
       130,000,000   Greece, Government of,
                     Floating Rate Note,

                     13.10%, 10/23/2003                      433,867
       335,000,000   Greece, Government of,
                     Series, 12.40%, 11/26/2003            1,113,744
       100,000,000   Hungary, Government of,
                     16.50%, 7/24/1999                       418,076
       172,500,000   Hungary, Government of,
                     Bond, 14.00%, 12/12/2002                740,644
       100,000,000   Hungary, Government of,
                     Bond, 14.00%, 6/24/2002                 423,927
         7,500,000   International Finance
                     Corp., Note, 11.75%,

                     8/15/1999                               166,353
           903,798   Italy, Government of,
                     Bond, 10.50%, 9/1/2005                1,289,602
         2,000,000   Kazakhstan, Government of,
                     Note, 8.375%, 10/2/2002               1,850,000
         1,500,000   Lesotho Water Authority,
                     Bond, 12.50%, 4/15/2002                 225,282
         1,500,000   Mexico, Government of,
                     11.375%, 9/15/2016                    1,580,250


FOREIGN

CURRENCY

PAR AMOUNT

OR PRINCIPAL                                               VALUE  IN
AMOUNT                                                  U.S. DOLLARS

                     SOVEREIGN GOVERNMENTS-

                     continued
         1,500,000   Mexico, Government of,

                     Bond, 11.50%, 5/15/2026         $     1,650,000
         2,000,000   Mexico, Government of,
                     Bond, 9.875%, 1/15/2007               1,965,000
         1,500,000 2 Nacional Financiera, SNC,
                     144A, 9.75%, 3/12/2002                1,541,250

           317,646   Netherlands, Government

                     of, Bond, 8.25%, 2/15/2007              422,873
           453,780   Netherlands, Government
                     of, Bond, 8.50%, 6/1/2006               606,233
           500,000   New South Wales, State of,
                     Local Gov't. Guarantee,

                     12.60%, 5/1/2006                        443,040
         5,000,000   Norway, Government of,
                     Bond, 9.50%, 10/31/2002                 717,015
         1,000,000   Pakistan, Government of,
                     Bond, 9.08%, 5/30/2000                  525,170
         1,000,000   Pakistan, Government of,
                     Deb., 11.50%, 12/22/1999                756,306
         1,500,000   Panama, Government of,
                     Bond, 8.875%, 9/30/2027               1,312,500
         4,250,000   Poland, Government of,
                     15.00%, 10/12/1999                    1,068,102
         3,500,000   Poland, Government of,
                     Bond, 12.00%, 10/12/2003                914,763
         1,500,000   Poland, Government of,
                     Bond, 12.00%, 2/12/2002                 382,814
         1,000,000   Poland, Government of,
                     Bond, 12.00%, 6/12/2002                 257,093
         4,000,000   Poland, Government of,
                     Bond, 12.00%, 6/12/2003               1,038,915
         2,000,000   Russia, Government of,
                     10.00%, 6/26/2007                       875,000
         1,750,000 2 Russia, Government of,
                     10.00%, 6/26/2007                       752,500
         2,000,000 2 Russia, Government of,
                     9.375%, 3/31/2005                       591,654

         3,500,000   South Africa, Government

                     of, 13.50%, 9/15/2015                   500,385
         2,000,000   South Africa, Government
                     of, Bond, 12.50%,

                     1/15/2002                               304,695

         1,000,000   South Africa, Government
                     of, Sr. Unsub., 9.125%,

                     5/19/2009                               965,710
         5,250,000   Telkom SA Ltd., 10.00%,
                     3/31/2008                               605,432
           400,000   Turkey, Government of,
                     10.00%, 9/19/2007                       368,600
    15,500,000,000   Turkey, Government of,
                     4/19/2000                             2,012,055
         1,000,000   Turkey, Government of,
                     Note, 12.00%, 12/15/2008                990,000
         3,300,000   Venezuela, Government of,
                     Bond, 9.25%, 9/15/2027                2,108,700

                     TOTAL SOVEREIGN
                     GOVERNMENTS (IDENTIFIED

                     COST $67,771,835)                    58,106,255

PRINCIPAL                                                   VALUE IN
AMOUNT                                                  U.S. DOLLARS

                     REPURCHASE AGREEMENT-0.9% 3
  $        830,000   Bear, Stearns and Co.,
                     4.93%, dated 5/28/1999,
                     due 6/1/1999

                     (at amortized cost)                       830,000

                     TOTAL INVESTMENTS
                     (IDENTIFIED COST

                     $110,783,303) 4                    $   94,431,306


1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $9,615,757 which represents 10.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $4,884,184 which represents 5.1% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $110,783,303. The net unrealized depreciation of investments on a federal tax basis amounts to $16,351,997 which is comprised of $278,797 appreciation and $16,630,794 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($96,157,714) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$110,783,303)                                     $    94,431,306
Income receivable                                       3,225,811
Receivable for investments
sold                                                      147,761
Receivable for shares sold                                356,877
Deferred organizational
costs                                                      25,642
TOTAL ASSETS                                           98,187,397
LIABILITIES:

Payable for investments
purchased                      $  1,034,796
Payable for shares
redeemed                             89,056
Income distribution
payable                             764,050
Payable for taxes withheld           34,260
Net payable for foreign
currency exchange
contracts                            16,437
Accrued expenses                     91,084
TOTAL LIABILITIES                                       2,029,683
Net assets for 12,641,140
shares outstanding                                $    96,157,714
NET ASSETS CONSIST OF:

Paid in capital                                   $   119,143,913
Net unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                                              (16,399,508)
Accumulated net realized
loss on investments and
foreign currency
transactions                                           (6,233,463)
Distributions in excess of
net investment income                                    (353,228)
TOTAL NET ASSETS                                  $    96,157,714
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($16,191,314 / 2,128,957
shares outstanding)                                         $7.61
Offering Price Per Share
(100/95.50 of $7.61) 1                                      $7.97
Redemption Proceeds Per
Share                                                       $7.61
CLASS B SHARES:
Net Asset Value Per Share
($73,056,572 / 9,603,757
shares outstanding)                                         $7.61
Offering Price Per Share                                    $7.61
Redemption Proceeds Per
Share (94.50/100 of $7.61) 1                                $7.19
CLASS C SHARES:
Net Asset Value Per Share
($6,909,828 / 908,426
shares outstanding)                                         $7.61
Offering Price Per Share                                    $7.61
Redemption Proceeds Per
Share (99.00/100 of $7.61) 1                                $7.53


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest (net of foreign
taxes withheld of $32,267)                                  $   6,327,481
EXPENSES:

Investment advisory fee                  $   400,199
Administrative personnel
and services fee                              92,247
Custodian fees                                35,978
Transfer and dividend
disbursing agent fees and
expenses                                      63,674
Directors' fees                                  748
Auditing fees                                 11,680
Legal fees                                     6,177
Portfolio accounting fees                     42,199
Distribution services fee-
Class B Shares                               266,182
Distribution services fee-
Class C Shares                                28,032
Shareholder services fee-
Class A Shares                                19,636
Shareholder services fee-
Class B Shares                                88,727
Shareholder services fee-
Class C Shares                                 9,344
Share registration costs                      20,778
Printing and postage                          17,605
Insurance premiums                             1,345
Taxes                                          2,532
Miscellaneous                                  8,932
TOTAL EXPENSES                             1,116,015
WAIVER:
Waiver of investment
advisory fee                                (390,931)
Net expenses                                                      725,084
Net investment income                                           5,602,397
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS AND
FOREIGN CURRENCY
TRANSACTIONS:
Net realized loss on
investments and foreign
currency transactions                                          (3,676,823)
Net change in unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                       (1,515,401)
Net realized and
unrealized loss on
investments and foreign
currency transactions                                          (5,192,224)
Change in net assets
resulting from operations                                   $     410,173


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX MONTHS

                                        ENDED

                                  (unaudited)            YEAR ENDED
                                      MAY 31,          NOVEMBER 30,

                                         1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $   5,602,397       $     8,583,767
Net realized loss on

investments and foreign

currency transactions

($(3,676,823) and
($2,542,891),

respectively, as computed

for federal tax purposes)          (3,676,823)           (3,462,957)
Net change in unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                           (1,515,401)          (11,762,681)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             410,173            (6,641,871)
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (911,416)           (1,068,975)
Class B Shares                     (3,834,173)           (6,559,668)
Class C Shares                       (405,381)             (854,790)
Distributions from net
realized gains on
investments and foreign
currency transactions
Class A Shares                              -                (2,557)
Class B Shares                              -               (14,211)
Class C Shares                              -                (1,879)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (5,150,970)           (8,502,080)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             27,209,451            59,262,958
Net asset value of shares
issued to shareholders in
payment of
distributions declared              1,253,035             2,695,479
Cost of shares redeemed           (17,180,511)          (22,236,754)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       11,281,975            39,721,683
Change in net assets                6,541,178            24,577,732
NET ASSETS:

Beginning of period                89,616,536            65,038,804
End of period                   $  96,157,714       $    89,616,536


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,               YEAR ENDED NOVEMBER 30,
                                     1999          1998          1997       1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                         $  7.99       $  9.50        $10.12     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.51          0.94          1.18       0.17 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions               (0.44         (1.49)        (0.78)      0.13
TOTAL FROM INVESTMENT

OPERATIONS                           0.07         (0.55)         0.40       0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.45)        (0.96)        (1.02)     (0.17)
Distributions in excess of
net investment income                   -             -             -      (0.01) 3
Distributions from net
realized gain on
investments and foreign
currency transactions                   -         (0.00) 4          -          -
TOTAL DISTRIBUTIONS                 (0.45)        (0.96)        (1.02)     (0.18)
NET ASSET VALUE, END OF

PERIOD                            $  7.61       $  7.99       $  9.50     $10.12
TOTAL RETURN 5                       0.91%        (5.95%)        4.02%      2.99%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 6                           1.75%  7      1.81%         2.78%      9.21%  7
Net investment income 6             11.69%  7     10.08%         8.51%      0.73%  7
Expenses (after waivers
and reimbursements)                  0.92%  7      0.82%         0.75%      0.75%  7
Net investment income
(after waivers and
reimbursements)                     12.52%  7     11.07%        10.54%      9.19%  7
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $16,191       $11,052        $9,073       $599
Portfolio turnover                     49%          128%           93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

4 Per share amount does not round to $(0.01).

5 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

6 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,               YEAR ENDED NOVEMBER 30,
                                     1999          1998          1997       1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 7.99        $ 9.50        $10.12     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.46          0.89          0.96       0.18 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions               (0.42)        (1.50)        (0.63)      0.11
TOTAL FROM INVESTMENT

OPERATIONS                           0.04         (0.61)         0.33       0.29
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.42)        (0.90)        (0.95)     (0.17)
Distributions from net
realized gain on
investments and foreign
currency transactions                   -         (0.00)  3         -          -
TOTAL DISTRIBUTIONS                 (0.42)        (0.90)        (0.95)     (0.17)
NET ASSET VALUE, END OF

PERIOD                             $ 7.61        $ 7.99        $ 9.50     $10.12
TOTAL RETURN 4                       0.53%        (6.67%)        3.24%      2.87%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.50%  6      2.56%         3.53%      9.96%  6
Net investment income 5             10.94%  6      9.38%         7.70%      0.46%  6
Expenses (after waivers
and reimbursements)                  1.67%  6      1.57%         1.50%      1.50%  6
Net investment income
(after waivers and
reimbursements)                     11.77%  6     10.37%         9.73%      8.92%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $73,057       $70,458       $49,929     $5,397
Portfolio turnover                     49%          128%           93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Per share amount does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,               YEAR ENDED NOVEMBER 30,
                                     1999          1998          1997       1996 1
NET ASSET VALUE, BEGINNING
OF PERIOD                         $  7.99       $  9.50        $10.12     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.46          0.85          0.98       0.17 2
Net realized and
unrealized gain (loss) on
investments and foreign
currency transactions               (0.42)        (1.46)        (0.65)      0.12
TOTAL FROM INVESTMENT

OPERATIONS                           0.04         (0.61)         0.33       0.29
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.42)        (0.90)        (0.95)     (0.17)
Distributions from net
realized gain on
investments and foreign
currency transactions                   -         (0.00)  3         -          -
TOTAL DISTRIBUTIONS                 (0.42)        (0.90)        (0.95)     (0.17)
NET ASSET VALUE, END OF

PERIOD                            $  7.61       $  7.99       $  9.50     $10.12
TOTAL RETURN 4                       0.53%        (6.67%)        3.24%      2.87%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.50%  6      2.56%         3.53%      9.96%  6
Net investment income 5             10.94%  6      9.36%         8.01%      0.21%  6
Expenses (after waivers
and reimbursements)                  1.67%  6      1.57%         1.50%      1.50%  6
Net investment income
(after waivers and
reimbursements)                     11.77%  6     10.35%        10.04%      8.67%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $6,910        $8,106        $6,037        $83
Portfolio turnover                     49%          128%           93%         0%


1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

2 Per share information is based on the average number of shares outstanding.

3 Per share amount does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to seek a high level of current income.

The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, (other fixed income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the

New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $2,542,891, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had an outstanding foreign currency commitment as set forth below:


SETTLEMENT DATE       CONTRACT TO RECEIVE     IN EXCHANGE FOR   CONTRACT AT VALUE   UNREALIZED DEPRECIATION

Contract Purchased:

6/2/1999              992,610 euro currency        $1,051,233          $1,034,796                  $(16,437)


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1999 is as follows:


                          ACQUISITION   ACQUISITION

SECURITY                  DATE                 COST


CIA International
Telecommunications,

Note, 10.375%             3/19/1998-
                          3/20/1998      $1,377,776
Grupo Televisa SA,
Sr. Disc. Note, 13.25%    9/25/1997-

                          12/21/1998      1,106,601

Jazztel PLC, 14.00%       4/1/1999          539,537
KPN QWEST BV, 7.125%      5/25/1999-

                          5/26/1999       1,051,382

Sirona Dental System,
9.125%                    6/29/1998-

                          1/11/1999         964,632


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:


                   NUMBER OF PAR
                   VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000


Transactions in capital stock were as follows:


                                    SIX MONTHS ENDED                   YEAR ENDED
                                      MAY 31, 1999                  NOVEMBER 30, 1998

CLASS A SHARES:                  SHARES          AMOUNT           SHARES           AMOUNT
Shares sold                    1,491,210       $ 11,769,488        936,322       $   7,944,196
Shares issued to
shareholders in payment of
distributions declared            27,680            216,172         45,021             382,483
Shares redeemed                 (772,691)        (6,087,781)      (553,678)         (4,809,928)
NET CHANGE RESULTING FROM
CLASS A SHARE

TRANSACTIONS                     746,199       $  5,897,879        427,665       $   3,516,751


                                     SIX MONTHS ENDED                  YEAR ENDED
                                       MAY 31, 1999                NOVEMBER 30, 1998

CLASS B SHARES:                  SHARES          AMOUNT           SHARES           AMOUNT
Shares sold                    1,836,959       $ 14,399,942      4,969,213       $  44,146,311
Shares issued to
shareholders in payment of
distributions declared           111,754            872,790        224,076           1,913,388
Shares redeemed               (1,160,551)        (9,073,569)    (1,634,221)        (13,647,738)
NET CHANGE RESULTING FROM
CLASS B SHARE

TRANSACTIONS                     788,162       $  6,199,163      3,559,068       $  32,411,961


                                      SIX MONTHS ENDED                  YEAR ENDED
                                        MAY 31, 1999                NOVEMBER 30, 1998

CLASS C SHARES:                   SHARES           AMOUNT          SHARES            AMOUNT
Shares sold                      132,329       $  1,040,021        787,334       $   7,172,451
Shares issued to
shareholders in payment of
distributions declared            21,013            164,073         46,643             399,608
Shares redeemed                 (259,162)        (2,019,161)      (455,208)         (3,779,088)
NET CHANGE RESULTING FROM
CLASS C SHARE

TRANSACTIONS                    (105,820)      $   (815,067)       378,769       $   3,792,971
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             1,428,541       $ 11,281,975      4,365,502       $  39,721,683


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


                   PERCENTAGE OF
                   AVERAGE DAILY

SHARE CLASS NAME   NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%


Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and start-up administrative service expenses of $48,027 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $5,609 of organizational and start-up administrative service expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

Purchases    $61,271,582
Sales       $44,439,563

CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers.

Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:

                      PERCENTAGE OF

COUNTRY               NET ASSETS
Mexico                 13.8%
Argentina              10.0%
Brazil                  9.9%
Poland                  4.3%
Canada                  4.3%
Greece                  4.2%
Colombia                4.1%
Turkey                  3.5%
United States           3.2%
South Africa            3.1%
Venezuela               2.6%
Germany                 2.6%
Philippines             2.6%
Czech Republic          2.3%
Russia                  2.3%
Netherlands             2.1%

                      PERCENTAGE OF

COUNTRY               NET ASSETS
Kazakhstan              1.9%
Thailand                1.9%
United Kingdom          1.8%
France                  1.7%
Hungary                 1.7%
China                   1.6%
Bulgaria                1.6%
Korea                   1.5%
Indonesia               1.4%
Panama                  1.4%
Italy                   1.3%
Pakistan                1.3%
Dominican Republic      0.9%
Norway                  0.8%
New Zealand             0.7%
Denmark                 0.5%
Chile                   0.5%
Australia               0.5%
Jamaica                 0.3%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated International High Income Fund

Established 1996

3RD SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 981487762
Cusip 981487754
Cusip 981487747
G01949-02 (7/99)

[Graphic]

 [Graphic]

RICHARD B. FISHER

President

Federated International Growth Fund

President's Message

Dear Shareholder:

Federated International Growth Fund was created in 1997, and I am pleased to present its second Semi-Annual Report. As of May 31, 1999, the fund's assets totaled $31 million and were invested in shares of five international equity funds all managed by the Federated Global Investment Management Corp., which include:

Federated Asia Pacific Growth Fund;

Federated Emerging Markets Fund;

Federated European Growth Fund;

Federated International Small Company Fund; and

Federated Latin American Growth Fund.

This fund is a "fund of funds" vehicle which offers shareholders significant long-term growth opportunities by investing in five different international stock mutual funds. This $31 million "fund-of-funds" approach provides an extremely high level of diversification, far beyond what a single regional international fund can achieve. It gives investors one-investment access to a world of regions, industries, companies (both large-cap and small-cap), and markets (both developed and emerging). The fund's management team performs all of the research and quantitative work needed to allocate the fund's assets in the international arenas. 1

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Drew Collins, Senior Vice Pres ident of Federated Global Investment Management Corp., who presents his out look on international economic and market conditions and the fund's strategy. Following his discussion, you will find two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

During the six-month reporting period ended May 31, 1999, the fund's perfor mance was relatively strong as the fund's allocations in the rallying emerg ing markets and Japan outweighed its holdings in Europe, which experienced a slowdown. The fund's total returns across all share classes outpaced the return of the Morgan Stanley Capital International Europe, Australia, and Far East ("EAFE") Index 2 as well as the average return of the 562 international equity funds tracked by Lipper Analytical Services, Inc.3

Individual share class total return performance for the six-month report ing period, including income distributions, follows. 4



                 TOTAL RETURN   INCOME DISTRIBUTIONS   NET ASSET VALUE INCREASE
Class A Shares   9.74%          $0.062                 $8.38 to $9.13 = 9%
Class B Shares   9.41%          $0.002                 $8.31 to $9.09 = 9%
Class C Shares   9.39%          $0.002                 $8.33 to $9.11 = 9%


We will continue to keep you up-to-date on the details of your investment on a regular basis. You may add to your investment account at any time and thus increase the number of shares you own for potential future income. I recom mend that you add to your account on a regular basis to take advantage of price fluctuations and dollar-cost averaging. 5

Thank you for your investment in Federated's "fund of funds" and for the con fidence you have placed in our firm.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

2 The EAFE Index is a market capitalization-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. This index is unmanaged and invest ments cannot be made in an index.

3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

4 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 3.67%, 3.91%, and 8.39%, respectively.

5 Systematic investing does not ensure profits or protect against losses in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should con sider their financial ability to continue purchases during periods of low price levels.

[Graphic]

Drew Collins

Senior Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT IS YOUR ANALYSIS OF THE INTERNATIONAL MARKETPLACE OVER THE FIRST HALF OF THE FUND'S FISCAL YEAR?

We finally began to see investors focus again on the emerging markets and Japan after a notable period of underperformance. This turnaround can be attributable to evidence of an economic bottoming in countries like Japan, Hong Kong, Singapore, etc., the bailout of the banking system by the Japanese government, and visible actions of corporate restructuring, specifically in Japan. This rally, however, came at the expense of the markets in western Europe, which underperformed in aggregate. Concerns over economic slowdown, a weaker euro, high valuations, and fund outflows were some of the factors contributing to this underperformance. However, countries like Greece, which is expected to join the European Monetary Union, continued to outperform. On a sector basis, the reporting period also saw cyclicals rally from oversold positions given an uptick in commodity prices and expectations that Asia is on the road to recovery.

HOW DID FEDERATED INTERNATIONAL GROWTH FUND PERFORM DURING THE REPORTING PERIOD COMPARED TO THE OVERALL INTERNATIONAL EQUITY MARKET?

Federated International Growth Fund produced a six-month total return of 9.74% for Class A Shares, based on net asset value. 1 The total returns for Class B Shares and Class C Shares, based on net asset value, were 9.41% and 9.39%, respectively.1 These returns were more than double the 4.16% return of the Morgan Stanley Capital International EAFE Index for the same period.

The fund's returns also significantly outpaced the 4.98% average return of the 562 international equity funds tracked by Lipper Analytical Services, Inc.

WHAT FUNDS IN FEDERATED INTERNATIONAL GROWTH FUND'S PORTFOLIO MADE THE GREAT EST IMPACT ON THE FUND'S OUTPERFORMANCE DURING THE PERIOD?

The fund's outperformance was driven broadly across all regions with the exception of Europe. In Europe, the continued weakness of the euro and slug gish economic growth hurt equity performance during the first half of the year in the Federated European Growth Fund. Meanwhile, a recovery in the emerging markets propelled the performance of Federated Asia Pacific Growth Fund, Federated Latin American Growth Fund, and Federated Emerging Markets Fund. In addition, the Federated International Small Company Fund produced a healthy return, as it was geared heavily toward southeast Asia and Japan, and thus benefited from the strong performance in those markets.

HOW WERE THE FUND'S ASSETS DIVERSIFIED AMONG THE FIVE DIFFERENT FEDERATED MANAGED INTERNATIONAL MUTUAL FUNDS AT THE END OF THE REPORTING PERIOD?

As of May 31, 1999, the assets of the fund were allocated as follows:



                                             Percentage of
                                             Net Assets

Federated European Growth Fund               44.4%
Federated International Small Company Fund   34.9%
Federated Asia Pacific Growth Fund           10.0%
Federated Emerging Markets Fund               5.2%
Federated Latin American Growth Fund          3.9%


1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 3.67%, 3.91%, and 8.39%, respectively.

The top two holdings per individual fund as of May 31, 1999 were as follows:



                                                                                          PERCENTAGE OF

FUND                                    NAME                             COUNTRY          EACH FUND'S NET ASSETS
Federated Asia Pacific Growth Fund      Kao Corp.                        Japan            3.2%
                                        Chugai Pharmaceutical Co. Ltd.   Japan            3.2%

Federated Emerging Markets Fund         Social Security Bank Ltd.        Ghana            3.6%
                                        Telefonos de Mexico              Mexico           2.0%
Federated European Growth Fund          Mannesmann AG                    Germany          3.6%
                                        Barclays PLC                     United Kingdom   3.2%
Federated Int'l. Small Company Fund     Trafficmaster PLC                United Kingdom   1.7%
                                        JOT Automation Group Oy          Finland          1.7%
Federated Latin American Growth Fund    Telefonos de Mexico, Class L     Mexico           8.3%
                                        Cemex SA, Class B                Mexico           4.9%


AS WE PASS THE MIDPOINT OF 1999, WHAT IS YOUR OUTLOOK FOR INTERNATIONAL EQUI TIES FOR THE REMAINDER OF THE YEAR, AND HOW ARE YOU STRUCTURING THE FUND'S ALLOCATIONS?

We are optimistic about the performance of the international equity markets during the second half of the year, given our expectations of a stronger euro and a bottoming-out (turnaround) of the emerging markets and Japan. Further more, in western Europe, with the formation of the European Monetary Union, consolidation is expected to accelerate, creating dynamic investment opportunities. Finally, we continue to believe that some of the best bargains exist in the international small-cap arena, especially in Japan and Singapore.

As a result, new money coming into the fund is being allocated according to the following percentages: 46% to the Federated European Growth Fund; 35% to the Federated International Small Company Fund; 10% to the Federated Asia Pacific Growth Fund; 4% to the Federated Latin America Growth Fund; and 5%

to the Federated Emerging Markets Fund.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



SHARES OR

PRINCIPAL

AMOUNT                                              VALUE

              MUTUAL FUND SHARES-98.4%

    381,870   Federated Asia Pacific

              Growth Fund, Class A            $  3,089,327
    150,217   Federated Emerging Markets
              Fund, Class A                      1,596,802
    923,130   Federated European Growth
              Fund, Class A                     13,791,573
    510,558   Federated International
              Small Company Fund, Class A       10,844,253
    126,032   Federated Latin American

              Growth Fund, Class A               1,213,689

              TOTAL MUTUAL FUND SHARES
              (IDENTIFIED COST

              $27,044,506)                      30,535,644
              REPURCHASE AGREEMENT-1.1% 1

  $ 330,000   Bear, Stearns and Co.,
              4.93%, dated 5/28/1999,
              due 6/1/1999 (at amortized

              cost)                                330,000

              TOTAL INVESTMENTS
              (IDENTIFIED COST

              $27,374,506) 2                  $ 30,865,644


1 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $27,374,506. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $3,491,138 which is comprised of $3,593,421 apprecia tion and $102,283 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($31,036,006) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$27,374,506)                                $ 30,865,644
Cash                                               1,603
Income receivable                                    181
Receivable for shares sold                        60,179
Deferred organizational
costs                                             28,793
Prepaid expenses                                 108,141
TOTAL ASSETS                                  31,064,541
LIABILITIES:

Payable for shares

redeemed                        $ 9,717
Payable for distribution
services fee                      6,305
Payable for share
registration costs                1,908
Payable for portfolio
accounting fees                   6,359
Payable for insurance
premiums                          1,118
Payable for custodian fees        1,859
Accrued expenses                  1,269
TOTAL LIABILITIES                                 28,535
Net assets for 3,404,508
shares outstanding                          $ 31,036,006
NET ASSETS CONSIST OF:

Paid in capital                             $ 32,200,730
Net unrealized
appreciation of
investments                                    3,491,138
Accumulated net realized
loss on investments                           (4,667,653)
Undistributed net
investment income                                 11,791
TOTAL NET ASSETS                            $ 31,036,006
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($21,524,167 / 2,357,974
shares outstanding)                                $9.13
Offering Price Per Share
(100/94.50 of $9.13) 1                             $9.66
Redemption Proceeds Per
Share                                              $9.13
CLASS B SHARES:
Net Asset Value Per Share
($8,305,607 / 914,114
shares outstanding)                                $9.09
Offering Price Per Share                           $9.09
Redemption Proceeds Per
Share (94.50/100 of $9.09) 1                       $8.59
CLASS C SHARES:
Net Asset Value Per Share
($1,206,232 / 132,420
shares outstanding)  $9.11
Offering Price Per Share                           $9.11
Redemption Proceeds Per
Share (99.00/100 of $9.11) 1                       $9.02


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                        $   201,139
Interest                                                               5,670
TOTAL INCOME                                                         206,809
EXPENSES:

Administrative personnel

and services fee                                $   92,247
Custodian fees                                       2,488
Transfer and dividend
disbursing agent fees and
expenses                                            34,624
Directors' fees                                      1,206
Auditing fees                                        7,762
Legal fees                                           1,579
Portfolio accounting fees                           38,660
Distribution services fee-

Class B Shares                                      31,616
Distribution services fee-
Class C Shares                                       4,513
Shareholder services fee-

Class A Shares                                      25,248
Shareholder services fee-
Class B Shares                                      10,539
Shareholder services fee-

Class C Shares                                       1,504
Share registration costs                            17,514
Printing and postage                                10,217
Insurance premiums                                   1,118
Taxes                                                1,053
Miscellaneous                                        4,708
TOTAL EXPENSES                                     286,596
WAIVERS AND REIMBURSEMENT:

Waiver of shareholder

services fee-Class A Shares    $  (25,248)
Waiver of shareholder
services fee-Class B
Shares                            (10,539)
Waiver of shareholder
services fee-Class C
Shares                             (1,504)
Reimbursement of other
operating expenses               (202,084)
TOTAL WAIVERS AND
REIMBURSEMENT                                     (239,375)
Net expenses                                                          47,221
Net investment income                                                159,588
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investments                                                          214,330
Net change in unrealized
appreciation of
investments                                                        2,347,098
Net realized and
unrealized gain on
investments                                                        2,561,428
Change in net assets
resulting from operations                                        $ 2,721,016


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                   SIX MONTHS
                                        ENDED                YEAR

                                  (unaudited)               ENDED
                                      MAY 31,        NOVEMBER 30,

                                         1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    159,588       $      61,049
Net realized gain (loss) on
investments ($214,330 and
$(4,375,819) respectively,
as computed for federal tax

purposes)                             214,330          (4,808,525)
Net change in unrealized
appreciation of
investments                         2,347,098           3,171,935
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           2,721,016          (1,575,541)
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (145,394)            (74,360)
Class B Shares                         (2,171)            (26,124)
Class C Shares                           (232)             (4,552)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (147,797)           (105,036)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              8,110,903          24,330,884
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 92,098              77,461
Cost of shares redeemed            (8,546,377)        (10,199,585)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         (343,376)         14,208,760
Change in net assets                2,229,843          12,528,183
NET ASSETS:

Beginning of period                28,806,163          16,277,980
End of period (including
undistributed net
investment income of
$11,791 and $0, respectively)    $ 31,036,006       $  28,806,163


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,        YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997 1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 8.38         $ 8.73       $10.00

INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.05           0.04 2      (0.01)
Net realized and
unrealized gain (loss) on

investments                          0.76          (0.33)       (1.26)
TOTAL FROM INVESTMENT

OPERATIONS                           0.81          (0.29)       (1.27)
LESS DISTRIBUTIONS:

Distributions from net

investment income                   (0.06)         (0.06)           -
NET ASSET VALUE, END OF

PERIOD                             $ 9.13         $ 8.38       $ 8.73
TOTAL RETURN 3                       9.74%         (3.37%)     (12.70%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                           1.68% 5        2.00%        4.39%  5
Net operating loss 4                (0.30%) 5      (1.41%)      (4.33%) 5
Expenses (after waivers
and reimbursements)                  0.07% 5        0.08%        0.07% 5
Net investment income (net
operating loss) (after
waivers
and reimbursements)                  1.31% 5        0.51%       (0.01%) 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $21,524        $19,440      $10,562
Portfolio turnover                     10%            31%           3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,       YEAR ENDED NOVEMBER 30,
                                     1999          1998         1997 1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 8.31        $ 8.71       $10.00

INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.03         (0.02) 2     (0.01)
Net realized and
unrealized gain (loss) on

investments                          0.75         (0.34)       (1.28)
TOTAL FROM INVESTMENT

OPERATIONS                           0.78         (0.36)       (1.29)
LESS DISTRIBUTIONS:

Distribution from net

investment income                   (0.00) 3      (0.04)           -
NET ASSET VALUE, END OF

PERIOD                             $ 9.09        $ 8.31       $ 8.71
TOTAL RETURN 4                       9.41%        (4.14%)     (12.90%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.43%  6      2.75%        3.60% 6
Net operating loss 5                (1.05%) 6     (2.16%)      (3.55%) 6
Expenses (after waivers
and reimbursements)                  0.82% 6       0.83%        0.82% 6
Net investment income (net
operating loss) (after
waivers
and reimbursements)                  0.56% 6      (0.24%)      (0.77%) 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $8,306        $8,212       $5,036
Portfolio turnover                     10%           31%           3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,        YEAR ENDED NOVEMBER 30,
                                     1999          1998         1997 1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 8.33        $ 8.72       $10.00

INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      0.03         (0.02) 2     (0.01)
Net realized and
unrealized gain (loss) on

investments                          0.75         (0.33)       (1.27)
TOTAL FROM INVESTMENT

OPERATIONS                           0.78         (0.35)       (1.28)
LESS DISTRIBUTIONS:

Distributions from net

investment income                   (0.00)  3     (0.04)           -
NET ASSET VALUE, END OF

PERIOD                             $ 9.11        $ 8.33       $ 8.72
TOTAL RETURN 4                       9.39%        (3.99%)     (12.80%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.43%  6      2.75%        3.51% 6
Net operating loss 5                (1.05%) 6     (2.16%)      (3.46%) 6
Expense (after waivers and
reimbursements)                      0.82% 6       0.83%        0.82% 6
Net investment income (net
operating loss) (after
waivers and reimbursements)          0.56% 6      (0.24)%      (0.77%) 6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $1,206        $1,154         $680
Portfolio turnover                     10%           31%           3%


1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding.

3 Per share amount does not round to $(0.01).

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the

Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated International Growth Fund (the "Fund"). The financial statements of the other port folios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

The Fund pursues its investment objective by investing in shares of other open-end management investment companies for which affiliates of Federated Investors, Inc. serve as investment adviser and principal underwriter (the "Federated Funds," herein referred to as the "underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund and Federated Latin American Growth Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $4,375,819, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as fol lows:



                   NUMBER OF PAR
                   VALUE CAPITAL

SHARE CLASS NAME   STOCK AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000


Transactions in capital stock were as follows:



                                   SIX MONTHS ENDED                  YEAR ENDED
                                     MAY 31, 1999                  NOVEMBER 30, 1998

CLASS A SHARES                 SHARES           AMOUNT         SHARES            AMOUNT
Shares sold                    770,348      $   6,896,612     2,050,819       $ 18,284,432
Shares issued to
shareholders in payment of
distributions declared          10,444             89,816         5,647             48,958
Shares redeemed               (741,847)        (6,628,935)     (947,847)        (8,348,289)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS              38,945      $     357,493     1,108,619       $  9,985,101


                                   SIX MONTHS ENDED                   YEAR ENDED
                                     MAY 31, 1999                  NOVEMBER 30, 1998

CLASS B SHARES                 SHARES            AMOUNT         SHARES           AMOUNT
Shares sold                    105,293       $    941,437       583,808       $  5,216,521
Shares issued to
shareholders in payment of
distributions declared             241              2,065         2,839             24,563
Shares redeemed               (179,310)        (1,589,046)     (176,735)        (1,554,919)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS             (73,776)      $   (645,544)      409,912       $  3,686,165


                                  SIX MONTHS ENDED                   YEAR ENDED
                                    MAY 31, 1999                  NOVEMBER 30, 1998

CLASS C SHARES                 SHARES           AMOUNT          SHARES        AMOUNT
Shares sold                     30,149       $    272,854        93,113       $    829,931
Shares issued to
shareholders in payment of
distributions declared              25                217           454              3,940
Shares redeemed                (36,199)          (328,396)      (33,030)          (296,377)
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS              (6,025)      $    (55,325)       60,537       $    537,494
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (40,856)      $   (343,376)    1,579,068       $ 14,208,760


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory fee is contingent upon the grant of certain exemptive relief from the Securities and Exchange Commission. If the Fund were paying or accruing the advisory fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market investments, and not on those assets invested in shares of the underlying funds. If an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of 0.20% of the aver age daily net assets invested in the underlying funds. The Fund did not pay or accrue the asset allocation fee during the six months ended May 31, 1999.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF
                   AVERAGE DAILY

SHARE CLASS NAME   NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%


Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $42,732 were borne initially by Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended May 31, 1999, the Fund expensed $4,610 of organizational expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended May 31, 1999, were as follows:



Purchases   $3,410,198
Sales       $2,900,000


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT
AS OF MAY 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

Federated International Growth Fund

Established 1997

2ND SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated International Growth Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 981487739

Cusip 981487721

Cusip 981487713

G02418-01 (7/99)

 [Graphic]

SEMI-ANNUAL REPORT

[Graphic]

Richard B. Fisher
President

Federated Global Equity Income Fund

President's Message

Dear Fellow Shareholder:

Federated Global Equity Income Fund was created in October of 1998, and I am pleased to present its first Semi-Annual Report. Since the fund's inception, net assets grew to $25.9 million as of May 31, 1999, and were invested in more than 70 common stocks in 15 countries, of which 71% of the fund's assets were in the United States and Canada. The fund's managers can invest glo bally, and many of the fund's holdings as of May 31, 1999 were easily recog nizable names such as General Electric, Cisco, and MCI Worldcom. The fund is managed for long-term growth of capital and income by investing in good income-producing stocks from around the world. 1

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Richard J. Lazarchic, Vice President of Federated Global Investment Management Corp. Following his dis cussion covering the fund's objective, strategy, and market conditions, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements.

The global environment for equities, while volatile, was relatively strong during the past six months. The fund's holdings in domestic telecommunica tions and technology companies helped the fund record double-digit total returns and outperform the overall global equity market, as well as the aver age global equity funds tracked by Lipper Analytical Services, Inc. 2

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Lipper figures represent the average total returns reported by all mutual funds designed by Lipper Analytical Services, Inc. as falling into the cat egory indicated. These figures do not reflect sales charges.

Individual share class total return performance for the six-month reporting period, including capital gains and income distributions, follows. 3


                                INCOME

                 TOTAL RETURN   DISTRIBUTIONS   CAPITAL GAINS   NET ASSET VALUE INCREASE
Class A Shares   13.08%         $0.013          $0.006          $10.55 to $11.91 = 13%
Class B Shares   12.84%         $0.008          $0.006          $10.55 to $11.89 = 13%
Class C Shares   12.84%         $0.008          $0.006          $10.55 to $11.89 = 13%


We will continue to keep you up-to-date on the details of your investment on a regular basis. You may add to your investment account at any time and thus increase the number of shares you own for potential future income.

I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of invest ing. 4 By investing the same amount on a regular basis, you buy more fund shares when prices are low and fewer when prices are high. Adding to your account on a regular basis and reinvesting your dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding.

I would also like to point out that the U.S. market's performance, although very positive, has been surpassed by the market returns in many other nations. In Federated Global Equity Income Fund, you have an opportunity to increase your international exposure. The stocks in the fund have not only been generous income-paying issues, but offer the potential for long-term capital appreciation.

Thank you for your investment in Federated Global Equity Income Fund and for the confidence you have placed in our firm.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 6.90%, 7.34% and 11.84%, respectively.

4 Systematic investing does not ensure profits or protect against losses in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should con sider their financial ability to continue purchases during periods of low price levels.

[Graphic]

Richard J. Lazarchic, CFA
Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT IS YOUR VIEW OF THE GLOBAL EQUITY MARKETPLACE DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR?

For both the domestic and international investor, the past six months have been rewarding. Liquidity has returned to many international markets (i.e., Mexico, Brazil, Japan, South Korea). The U.S. economy continues to be alive and well, and its strength is reflected in the U.S. market indices.

HOW DID THE FUND PERFORM AGAINST ITS PRIMARY BENCHMARK?

Federated Global Equity Income Fund produced a six-month total return of 13.08% 1 for Class A Shares, based on net asset value. The total returns for Class B Shares and Class C Shares, based on net asset value, were 12.84% and 12.84%, respectively.1 These returns were greater than the 8.92% return of the Morgan Stanley Capital International ("MSCI") World Equity Index for the same period.2 The fund's returns were also greater than the 9.95% average return of the 238 global equity funds tracked by Lipper Analytical Services, Inc.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 6.90%, 7.34% and 11.84%, respectively.

2 The MSCI World Equity Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East comprising approximately 1,482 securities with values expressed in U.S. dollars. Investments cannot be made in an index.

We attribute the fund's outperformance over its benchmark and peers to its large exposure to the large-cap domestic telecommunications and technology shares that drove the indices higher during the reporting period. The fund's yield was based on its moderate exposure to the electric utility industry in the United States and Europe, and also its exposure to regional banks in the United States.

WHAT WERE THE FUND'S REGION AND COUNTRY WEIGHTINGS ALONG WITH ITS TOP 10 HOLD INGS AS OF MAY 31, 1999?

                         PERCENTAGE OF
                         NET ASSETS

North America            70.9%
Europe                   22.5%
Asia (excluding Japan)    4.1%
Japan                     3.5%

                 PERCENTAGE OF
COUNTRY          NET ASSETS
United States     68.9%
United Kingdom     6.3%
Netherlands        3.6%
Japan              3.5%
France             3.1%
Spain              2.5%
Germany            2.4%
Belgium            2.1%
Canada             2.0%
Hong Kong          1.5%
Philippines        1.5%
Finland            1.3%
Australia          1.1%
Ireland            0.8%
Denmark            0.4%


                                                  PERCENTAGE OF

NAME                             COUNTRY          NET ASSETS

MCI

Worldcom, Inc.                   United States      3.4%
Peco Energy Co.                  United States      3.0%
Sprint Corp.                     United States      3.0%
General
Electric Co.                     United States      2.7%
Citigroup, Inc.                  United States      2.7%
Lucent Technologies, Inc.        United States      2.6%
Cisco Systems, Inc.              United States      2.5%
Ameritech Corp.                  United States      2.2%
Global TeleSystems Group, Inc.   Belgium            2.1%
Nortel
Networks Corp.                   Canada             2.0%
TOTAL                                              26.2%

As the top 10 holdings indicate, the majority of the fund's assets were allocated to United States' companies.

WHAT WERE SOME OF THE FUND'S RECENT PURCHASES?

Our recent purchases included the following: QWEST COMMUNICATIONS INTERNA

TIONAL INC. (1.80% of net assets; United States): Qwest provides communications services to business customers, governmental agencies, and consumers. The company also constructs and installs fiber optic systems for other communications providers, as well as for its own use. The company's communications services include Internet and multimedia services, as well as traditional voice communications services.

     TELIGENT, INC. (1.67% of net assets; United States): Teligent offers local, long distance, high-speed data, and dedicated Internet services over its dig ital "SmartWave" local networks. The company's local networks integrate point-to-point and point-to-multipoint wireless technologies with traditional broadband wireline technology.

ASM LITHOGRAPHY HOLDING N.V. (0.95% of net assets; Netherlands): ASM Lithography develops, manufactures, markets and services advanced photolithography projection systems, known as "wafer steppers." The company supplies wafer steppers to integrated circuit manufacturers in the United States, Asia and western Europe. ASM also offers its customers a variety of support services.

WHAT IS YOUR OUTLOOK FOR EQUITY-INCOME STOCKS AND YOUR STRATEGY FOR THE FUND AS WE REACH THE MIDPOINT OF 1999?

As we look at today's worldwide markets, developed markets look expensive-particularly the financial and high-flying Internet stocks. However, we appear to be in a transitional market, which is being led by worldwide money flows that have nowhere else to go for long-term financial performance except into the world's stock markets.

In general, we will continue to invest in the shares of high-quality companies with dominant market positions, realizable strategies, consistent cash flow, and highly visible earnings. We will continue to keep the fund reason ably invested with a large part of the portfolio positioned in the fast- changing telecommunications sector. To offset this overweighted position and to keep the yield of the fund up, we also own electric utilities that should again start to climb higher as interest rates stabilize. While Federated Global Equity Income Fund is mainly invested in the United States and Europe, we are beginning to reevaluate potential investments in the Pacific Rim and Latin America.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-99.0%

                AUTOMOBILE-1.1%
      5,000     General Motors Corp.,

                Class H                         $    274,375
                BANKING-5.5%

     15,000     Allied Irish Banks PLC               199,613
     10,000     Banco Santander Central
                Hispano, SA                          208,500
      4,000     BankAmerica Corp.                    258,750
      5,200     Fleet Financial Group,

                Inc.                                 213,850
      7,200     HSBC Holdings PLC                    235,827
      8,400     Mellon Bank Corp.                    299,775
                TOTAL                              1,416,315
                BROADCASTING & PUBLISHING-

                4.5%

      5,850  1  AT&T Corp. - Liberty Media
                Group, Inc., Class A                 388,659
     11,000     Comcast Corp., Class A               423,500
      9,000  1  Cox Communications, Inc.,
                Class A                              351,562
                TOTAL                              1,163,721

                BUSINESS & PUBLIC

                SERVICES-5.2%

      1,400  1  America Online, Inc.                 167,125
      3,500  1  Equant NV, ADR                       290,281
      8,500  1  General Instrument Corp.             328,844
      3,900  1  PsiNet, Inc.                         173,550
      1,800     Suez Lyonnaise des Eaux              298,176
        580  1  Yahoo, Inc.                           85,840
                TOTAL                              1,343,816
                DATA PROCESSING &

                REPRODUCTION-1.0%

      7,500  1  Dell Computer Corp.                  258,281
                ELECTRICAL & ELECTRONICS-
                3.7%

     10,000     DQE, Inc.                            427,500
      7,000     Nortel Networks Corp.                525,374
                TOTAL                                952,874

                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-continued

                ELECTRONIC COMPONENTS,

                INSTRUMENTS-4.8%

      5,600  1  ASM Lithography Holding

                NV, ADR                         $    247,100
     15,000  1  Advanced Micro Devices, Inc.         277,500
      4,600  1  Applied Materials, Inc.              252,712
      2,700  1  EMC Corp. Mass                       268,987
      2,500     Motorola, Inc.                       207,031
                TOTAL                              1,253,330
                ENERGY SOURCES-0.8%

      1,800     Total SA                             218,612
                FINANCIAL SERVICES-2.6%
     10,400     Citigroup, Inc.                      689,000
                FOOD & HOUSEHOLD PRODUCTS- 1.3%
     30,000     Raisio Group PLC                     328,075
                HEALTH & PERSONAL CARE- 4.0%
      7,000     Bristol-Myers Squibb Co.             480,375
      3,000     Johnson & Johnson                    277,875
      4,000     Merck & Co., Inc.                    270,000
                TOTAL                              1,028,250
                INSURANCE-3.2%

        750     Allianz AG                           204,851
      3,000     American International
                Group, Inc.                          342,938
      2,500     Axa                                  287,991
                TOTAL                                835,780
                MERCHANDISING-1.9%

      4,500     Home Depot, Inc.                     255,938
     20,000     Kingfisher PLC                       250,608
                TOTAL                                506,546
                MULTI-INDUSTRY-3.4%

    775,000  1  Benpres Holdings Corp.               183,311
      7,000     General Electric Co.                 711,812
                TOTAL                                895,123
                REAL ESTATE-0.6%

     59,000     New World Development Co.,
                Ltd.                                 144,174

                                                    VALUE IN

SHARES                                          U.S. DOLLARS

                COMMON STOCKS-continued

                TELECOMMUNICATIONS-41.3%
      4,500     AT&T Corp.                      $    249,750
      8,500     Ameritech Corp.                      559,406
      8,000     BellSouth Corp.                      377,500
     14,119     British Telecommunications
                PLC                                  233,928
      1,000     British Telecommunications
                PLC, ADR                             168,000
     15,000  1  COLT Telecom Group PLC               316,785
    150,000  1  Cable & Wireless Optus Ltd.          286,928
     11,000  1  Crown Castle International
                Corp.                                221,375
         65     DDI Corp.                            300,074
      8,000     GTE Corp.                            504,500
      7,300  1  Global TeleSystems Group,
                Inc.                                 554,800
      6,200  1  IPC Communications, Inc.             364,250
      7,000  1  IXC Communications, Inc.             252,000
      6,000     KDD Corp.                            325,143
      3,000     KPN NV                               144,803
      2,800  1  Level 3 Communications,

                Inc.                                 219,800
     10,200   1 MCI Worldcom, Inc.                   881,025
      3,000     Mannesmann AG                        409,702
      6,800  1  McLeodUSA, Inc., Class A             363,800
      7,000  1  Metromedia Fiber Network,
                Inc.                                 282,625
         30     Nippon Telegraph &

                Telephone Corp.                      292,877
     11,000  1  Qwest Communications
                International, Inc.                  466,813
     11,000  1  RCN Corp.                            457,188
      6,800     Sprint Corp.                         766,700
      1,100  1  Tele Danmark AS, Class B             112,346
      9,347     Telefonica SA                        448,040
      8,800  1  Teligent AB, Class A                 432,300
      4,000  1  United Pan-Europe
                Communications NV, ADR               246,500
     20,098     Vodafone Group PLC                   381,940
      4,000  1  Western Wireless Corp.,

                Class A                               98,000
                TOTAL                             10,718,898


SHARES OR

PRINCIPAL                                           VALUE IN
AMOUNT                                          U.S. DOLLARS

                COMMON STOCKS-continued

                TELECOMMUNICATIONS
                EQUIPMENT-5.1%

      6,000   1 Cisco Systems, Inc.             $    654,000
     12,000     Lucent Technologies, Inc.            682,500
                TOTAL                              1,336,500
                UTILITIES - ELECTRICAL &
                GAS-9.0%

     60,000     Manila Electric Co., Class B         206,570
     16,000     Peco Energy Co.                      783,000
     10,000     Pinnacle West Capital
                Corp.                                418,750
     10,000     Texas Utilities Co.                  450,000
     11,000     Unicom Corp.                         465,438
                TOTAL                              2,323,758

                TOTAL COMMON STOCKS
                (IDENTIFIED COST

                $23,662,480)                      25,687,428
                CORPORATE BOND-1.1%
                BROADCASTING & PUBLISHING-

                1.1%

 $  175,000   2 TeleWest PLC, Bond, 5.25%,
                2/19/2007 (IDENTIFIED COST
                $286,603)                            291,628
                REPURCHASE AGREEMENT-0.9%

                3

    235,000     Bear, Stearns and Co.,
                4.93%, dated 5/28/1999,
                due 6/1/1999 (AT AMORTIZED

                COST)                                235,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $24,184,083) 4                  $ 26,214,056

1  Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At May 31, 1999, these securities amounted to $291,628 which represents 1.1% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $24,184,083. The net unrealized appreciation of investments on a federal tax basis amounts to $2,029,973 which is comprised of $2,764,451 appreciation and $734,478 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($25,947,369) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$24,184,083)                                  $ 26,214,056
Cash                                                 1,489
Income receivable                                   22,736
Receivable for investments
sold                                               297,111
Receivable for shares sold                          35,896
TOTAL ASSETS                                    26,571,288
LIABILITIES:

Payable for investments
purchased                       $ 589,035
Payable for taxes withheld            330
Payable for custodian fees         16,447
Net payable for foreign
currency exchange
contracts                           1,492
Accrued expenses                   16,615
TOTAL LIABILITIES                                  623,919
Net assets for 2,178,310
shares outstanding                            $ 25,947,369
NET ASSETS CONSIST OF:

Paid in capital                               $ 22,417,986
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                         2,025,044
Accumulated net realized
gain on investments and
foreign currency
transactions                                     1,562,072
Distributions in excess of
net investment income                              (57,733)
TOTAL NET ASSETS                              $ 25,947,369
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($25,523,573 / 2,142,664
shares outstanding)                                 $11.91
Offering Price Per Share
(100/94.50 of $11.91) 1                             $12.60
Redemption Proceeds Per
Share                                               $11.91
CLASS B SHARES:
Net Asset Value Per Share
($340,087 / 28,607 shares
outstanding)                                        $11.89
Offering Price Per Share                            $11.89
Redemption Proceeds Per
Share (94.50/100 of
$11.89) 1                                           $11.24
CLASS C SHARES:
Net Asset Value Per Share
($83,709 / 7,039 shares
outstanding)                                        $11.89
Offering Price Per Share                            $11.89
Redemption Proceeds Per
Share (99.00/100 of
$11.89) 1                                           $11.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $4,463)                                        $   155,772
Interest                                                              16,319
TOTAL INCOME                                                         172,091
EXPENSES:

Investment advisory fee                         $  112,542
Administrative personnel
and services fee                                    92,247
Custodian fees                                      21,102
Transfer and dividend
disbursing agent fees and
expenses                                            41,706
Directors' fees                                      2,232
Auditing fees                                        8,808
Legal fees                                           2,332
Portfolio accounting fees                           41,987
Distribution services fee-
Class A Shares                                      27,931
Distribution services fee-
Class B Shares                                         524
Distribution services fee-
Class C Shares                                          89
Shareholder services fee-
Class A Shares                                      27,931
Shareholder services fee-
Class B Shares                                         175
Shareholder services fee-
Class C Shares                                          30
Share registration costs                            29,901
Printing and postage                                10,307
Insurance premiums                                   1,380
Taxes                                                  739
Miscellaneous                                        1,873
TOTAL EXPENSES                                     423,836
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (112,542)
Reimbursement of other
operating expenses                (85,305)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (197,847)
Net expenses                                                         225,989
Net operating loss                                                   (53,898)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN CURRENCY
TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions                                              1,562,081
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                           1,065,613
Net realized and
unrealized gain on
investments and foreign
currency transactions                                              2,627,694
Change in net assets
resulting from operations                                        $ 2,573,796

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX MONTHS

                                        ENDED
                                  (unaudited)       PERIOD ENDED

                                      MAY 31,       NOVEMBER 30,
                                         1999               1998 1

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income (net

operating loss)                  $    (53,898)      $      7,658
Net realized gain on
investments and foreign
currency transactions
($1,562,081 and $10,176,
respectively, as computed

for federal tax purposes)           1,562,081             21,907
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                            1,065,613            959,431
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           2,573,796            988,996
DISTRIBUTIONS TO
SHAREHOLDERS: 2

Distributions from net
investment income

Class A Shares                        (23,224)                 -
Distributions from net
realized gains on
investments and foreign
currency transactions
Class A Shares                        (10,185)                 -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (33,409)                 -
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              5,274,103         17,871,433
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 32,097                  -
Cost of shares redeemed              (757,729)            (2,218)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        4,548,471         17,869,215
Change in net assets                7,088,858         18,858,211
NET ASSETS:

Beginning of period                18,858,511                300
End of period (including
undistributed net
investment income of $0 and
$19,389, respectively)           $ 25,947,369       $ 18,858,511

1 Reflects operations for the period from October 27, 1998 (date of initial public investment) to November 30, 1998.

2 Distributions from net investment income and distributions from net real ized gains on investments and foreign currency transactions did not round to $1.00 for Class B Shares or Class C Shares for the six months ended May 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX  MONTHS

                                     ENDED                PERIOD
                               (unaudited)                 ENDED

                                   MAY 31,         NOVEMBER  30,
                                      1999                  1998 1

NET ASSET VALUE, BEGINNING
OF PERIOD                           $10.55                $10.00
INCOME FROM INVESTMENT

OPERATIONS:
Net investment income (net

operating loss)                      (0.02)                 0.01
Net realized and
unrealized gain on
investments and foreign

currency transactions                 1.40                  0.54
TOTAL FROM INVESTMENT

OPERATIONS                            1.38                  0.55
LESS DISTRIBUTIONS:
Distributions from net
investment income                    (0.01)                    -
Distributions from net
realized gain on
investments and foreign
currency transactions                (0.01)                    -
TOTAL DISTRIBUTIONS                  (0.02)                    -
NET ASSET VALUE, END OF

PERIOD                              $11.91                $10.55
TOTAL RETURN 2                       13.08%                 5.50%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                            3.76% 4               6.07% 4
Net operating loss 3                 (2.23%)4              (3.63%)4
Expenses (after waivers
and reimbursements)                   2.00% 4               2.00% 4
Net investment income (net
operating loss)
(after waivers and
reimbursements)                      (0.47%)4               0.44% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $25,524               $18,858
Portfolio turnover                      73%                    3%

1 Reflects operations for the period from October 27, 1998 (start of performance) to November 30, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                                    MAY 31,
                                       1999 1

NET ASSET VALUE, BEGINNING

OF PERIOD                            $10.55
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                    (0.02)
Net realized and
unrealized gain on
investments and foreign
currency transactions                  1.38
TOTAL FROM INVESTMENT
OPERATIONS                             1.36
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.01)
Distributions from net
realized gain on
investments and foreign
currency transactions                 (0.01)
TOTAL DISTRIBUTIONS                   (0.02)
NET ASSET VALUE, END OF
PERIOD                               $11.89
TOTAL RETURN 2                        12.84%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             4.26% 4
Net operating loss 3                  (2.74%)4
Expenses (after waivers
and reimbursements)                    2.50% 4
Net operating loss (after
waivers and
reimbursements)                       (0.98%)4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                          $340
Portfolio turnover                       73%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares and Class C Shares had no public investments during that period.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 SIX MONTHS

                                      ENDED

                                (unaudited)

                                    MAY 31,
                                       1999 1

NET ASSET VALUE, BEGINNING

OF PERIOD                            $10.55
INCOME FROM INVESTMENT

OPERATIONS:

Net operating loss                    (0.02)
Net realized and
unrealized gain on
investments and foreign
currency transactions                  1.38
TOTAL FROM INVESTMENT
OPERATIONS                             1.36
LESS DISTRIBUTIONS:
Distributions from net
investment income                     (0.01)
Distributions from net
realized gain on
investments and foreign
currency transactions                 (0.01)
TOTAL DISTRIBUTIONS                   (0.02)
NET ASSET VALUE, END OF
PERIOD                               $11.89
TOTAL RETURN 2                        12.84%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                             4.26% 4
Net operating loss 3                  (2.74%)4
Expenses (after waivers
and reimbursements)                    2.50% 4
Net operating loss (after
waivers and
reimbursements)                       (0.98%)4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                           $84
Portfolio turnover                       73%

1 Financial Highlights for Class B Shares and Class C Shares are not presented for the period from October 27, 1998 (start of performance) to November 30, 1998. Class B Shares and Class C Shares had no public investments during that period.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated Global Equity Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund's objective is to provide capital appreciation and above-average income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repur chase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had outstanding foreign currency commitments as set forth below:


                                                                                                           UNREALIZED

                                    CONTRACTS TO                                       CONTRACTS AT      APPRECIATION

SETTLEMENT DATE                     DELIVER/RECEIVE                 IN EXCHANGE FOR           VALUE    (DEPRECIATION)

Contract Purchased:

6/1/99                              32,909 Pound Sterling                   $52,589         $52,732              $143
Contract Sold:
6/1/99                              554,363 New Zealand Dollars            $295,476        $297,111           ($1,635)
NET UNREALIZED DEPRECIATION

ON FOREIGN EXCHANGE CONTRACTS                                                                                 ($1,492)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:

                   NUMBER OF
                   PAR VALUE
                   CAPITAL STOCK

SHARE CLASS NAME   AUTHORIZED
Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000
TOTAL              300,000,000

Transactions in capital stock were as follows:


                                  SIX MONTHS ENDED               PERIOD ENDED
                                    MAY 31, 1999               NOVEMBER 30, 1998 1

CLASS A SHARES:               SHARES           AMOUNT        SHARES           AMOUNT
Shares sold                   418,431       $ 4,854,173     1,787,143       $ 17,871,433
Shares issued to
shareholders in payment of
distributions declared          2,918            32,097             -                  -
Shares redeemed               (65,616)         (756,365)         (222)            (2,218)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS            355,733       $ 4,129,905     1,786,921       $ 17,869,215


                                  SIX MONTHS ENDED               PERIOD ENDED
                                    MAY 31, 1999               NOVEMBER 30, 1998 2

CLASS B SHARES:               SHARES           AMOUNT        SHARES           AMOUNT
Shares sold                    28,653       $   336,519             -                  -
Shares redeemed                   (56)             (671)            -                  -
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS             28,597       $   335,848             -                  -


                                  SIX MONTHS ENDED               PERIOD ENDED
                                    MAY 31, 1999               NOVEMBER 30, 1998 2

CLASS C SHARES:               SHARES           AMOUNT        SHARES           AMOUNT
Shares sold                     7,092       $    83,411             -                  -
Shares redeemed                   (63)             (693)            -                  -
NET CHANGE RESULTING FROM
CLASS C

SHARE TRANSACTIONS              7,029           $82,718             -                  -
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            391,359       $ 4,548,471     1,786,921       $ 17,869,215

1 For the period from October 27, 1998 (start of performance) to November 30, 1998.

2 For the period from October 27, 1998 (start of performance) to November 30, 1998, Class B Shares and Class C Shares had no public investments.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS

SHARE CLASS NAME   OF CLASS
Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

Purchases     $ 21,647,161
Sales         $ 16,295,442

CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:

                  PERCENTAGE OF
COUNTRY           NET ASSETS
United States     68.9%
United Kingdom     6.3%
Netherlands        3.6%
Japan              3.5%
France             3.1%
Spain              2.5%
Germany            2.4%
Belgium            2.1%
Canada             2.0%
Hong Kong          1.5%
Philippines        1.5%
Finland            1.3%
Australia          1.1%
Ireland            0.8%
Denmark            0.4%

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Global Equity Income Fund

Established 1998

1ST SEMI-ANNUAL REPORT
AS OF JULY 31, 1999

[Graphic]
Federated

Federated Global Equity Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 981487697
Cusip 981487689
Cusip 981487671
G02336-05 (7/99)

[Graphic]

[Graphic]

RICHARD B. FISHER

President

Federated Global Financial Services Fund

President's Message

Dear Fellow Shareholder:

Federated Global Financial Services Fund was created in 1998, and I am pleased to present its first Semi-Annual Report. As of May 31, 1999, the fund's total net assets of $12.3 million were invested in over 80 issues, of which 47% was invested in domestic securities and 53% was invested in securities outside of the United States. This fund offers investors the opportunity for capital appreciation by investing in financial services companies-including banks, insurance companies, brokerage firms and asset management companies-across as many as five different financial environments, including the United States, Asia, Europe, Latin America and eastern Europe. 1 The fund may be ideal for investors seeking some international exposure but not willing to take the risks associated with investing exclusively outside of the United States.

This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Marc Halperin, Vice President of Federated Global Investment Management Corp. Following his discussion, which covers the fund's objective and strategy, and market conditions, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements. When you review the fund's holdings, you will recognize many names of the financial institutions.

Federated Global Financial Services Fund offers investors a unique opportunity within the mutual fund universe. It is one of only a few funds to invest in the global financial services sector. We feel that this is the right time for such a fund because the financial services sector is evolving and experiencing rapid growth - and the majority of financial services are actually based outside of the United States.

The fund's performance was positive during the first half of its current fiscal year, primarily due to gains in its holdings in Asia, which is experiencing a recovery. Of course, when it comes to performance - especially in the international arena - it is important to remember that what matters most is years rather than months. There will be periods of short-term fluctuation and negative as well as positive returns.

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, funds whose investments are concentrated in a specific industry may be subject to a higher degree of market risk than funds whose investments are diversified.

Individual share class total return performance for the six-month reporting period, including capital gains, follows: 2


                 TOTAL RETURN   CAPITAL GAINS   NET ASSET VALUE INCREASE
Class A Shares   5.75%          $0.08           $11.99 to $12.60 = 5%
Class B Shares   5.25%          $0.08           $11.98 to $12.53 = 5%
Class C Shares   5.34%          $0.08           $11.98 to $12.54 = 5%


Please take this opportunity to read the fund's investment review. We will continue to keep you up-to-date on the details of your investment on a regular basis. You may add to your investment account at any time and thus increase the number of shares you own for potential future income. I recommend that you add to your account on a regular basis to take advantage of price fluctuations and dollar-cost averaging. 3

Thank you for your investment in Federated Global Financial Services Fund and for the confidence you have placed in our firm.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (0.08%), (0.25%), and 4.34%, respectively.

3 Systematic investing does not ensure profits or protect against losses in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

[Graphic]

MARC HALPERIN

Vice President

Federated Global Investment Management Corp.

Investment Review

WHAT IS YOUR REVIEW OF GLOBAL FINANCIAL SERVICES STOCKS DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR?

Consolidation continued to dominate the headlines in the financial services sector. In January 1999, the merger between two of the top three Spanish banks was announced. Three major French banks soon announced a link up of their own, and the Italian banks followed with their own merger proposals in the sector. However, some consolidation efforts in Europe were stalled in the second quarter. Proposed acquisitions in Italy and Portugal were vetoed by regulators. The three-way merger in France continued to be mired in disagreement between each company's management. However, consolidation in the Spanish market succeeded with no obstacles.

In the U.S., except for the announced merger of Fleet Financial and BankBoston, large scale merger activity was rather muted as companies continued to consolidate their large acquisitions from the past two years. Consolidation continued within the U.S. regional bank universe, with Federated Global Financial Services Fund owning five of the announced acquisition companies. A total of $57 billion in bank mergers have been announced in the first half of 1999, which is more than in 1997 but below 1998 levels.

Asian markets continued to outperform and an incipient economic recovery in the region appears to be underway.

The euro was successfully introduced on January 1, 1999. The new currency started the year strong but has depreciated 11% against the strong U.S. dollar since the beginning of the year.

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD COMPARED TO ITS BENCHMARK?

The fund's total returns, based on net asset value, for Class A, B, and C Shares were 5.75%, 5.25% and 5.34%, respectively. 1 The fund's benchmark is the Morgan Stanley Capital International All Country World Finance Index, which produced a total return of 3.81%.2

HOW ARE THE FUND'S HOLDINGS SELECTED?

The fund has continued to maintain a diversified portfolio of financial services sector stocks. The fund invests in banks, insurance, securities/brokerage, consumer finance and asset management companies around the world. Stock selection is focused on fundamental, bottom-up research. We prefer companies with strong business franchises, sound asset quality and reputable management teams. The bias in the portfolio is for stocks with a market capitalization of $1 billion and above, although we may hold smaller companies that meet our investment criteria.

WHAT WERE THE FUND'S COUNTRY ALLOCATIONS AS OF MAY 31, 1999?


                 PERCENTAGE OF
COUNTRY          NET ASSETS

United States    47.0%
Hong Kong        14.3%
United Kingdom    6.7%
France            5.0%
Australia         4.0%
Singapore         3.2%
Spain             2.9%
Italy             2.3%
Switzerland       2.3%
Netherlands       1.9%
Finland           1.5%
Japan             1.5%
Germany           1.4%
Ireland           1.2%
Austria           1.0%
Sweden            0.8%

                 PERCENTAGE OF
COUNTRY          NET ASSETS

Panama            0.7%
Portugal          0.7%
Thailand          0.7%
Greece            0.5%
Canada            0.4%


WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF MAY 31, 1999?


                                             PERCENTAGE OF

NAME                        COUNTRY          NET ASSETS
Citigroup, Inc.             United States     2.6%
Standard Chartered PLC      United Kingdom    2.4%
Wharf Holdings Ltd.         Hong Kong         2.3%
Mellon Bank Corp.           United States     2.2%
Overseas Union Bank Ltd.    Singapore         1.9%
PNC Bank Corp.              United States     1.9%
SouthTrust Corp.            United States     1.8%
Bank One Corp.              United States     1.8%
BankAmerica Corp.           United States     1.7%
First Virginia Bank, Inc.   United States     1.7%
TOTAL                                        20.3%


1 Performance quoted represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (0.08%), (0.25%), and 4.34%, respectively.

2 The Morgan Stanley Capital International All Country World Finance Index is a medium-cap to large-cap unmanaged index comprising the banking, financial services, insurance and real estate industries. It is diversified across 46 countries and more than 400 companies. All values are expressed in U.S. dollars. Investments cannot be made in an index.

WHAT WERE SOME OF THE FUND'S RECENT PORTFOLIO ADDITIONS?

Our recent purchases included the following:

WHARF HOLDING (2.29% of net assets, Hong Kong): Wharf is Hong Kong's largest retail landlord and largest property landlord with 7.7 million square feet of leasable space. It owns Hong Kong's only cable television operation. Wharf has 25,000 subscribers for its Internet service delivered through fiber optic cable. It recently traded at 50% of book value with a 6.5% dividend yield.

MELLON BANK (2.18% of net assets, United States): Mellon Bank earns over two thirds of its income through fee income. It is a major asset management company with over $400 billion in assets. It is a consolidation candidate in the U.S. financial services industry.

MERITANORDBANKEN (1.47% of net assets, Finland): MeritaNordbanken is the largest Scandinavian bank, with 6.5 million customers in Sweden and Finland. It has an attractive valuation of 1.9x book value. It is also attractive for income purposes with a dividend yield of 3.7%. MeritaNordbanken is a candidate for further restructuring and for building a Pan-Nordic full service bank. It has over 700,000 Internet customers.

AS WE REACH THE MID-POINT OF 1999, WHAT IS YOUR OUTLOOK FOR GLOBAL FINANCIAL SERVICES STOCKS AND YOUR CURRENT STRATEGY?

We continue to be optimistic about the trends in the global financial services industry. We believe consolidation will continue in both the U.S. and Europe. In the U.S., we continue to favor the regional banks. Valuations and earnings prospects for these companies are quite attractive on a relative basis. The merger and acquisition movement, we believe, will continue during the second half of the year driven by the expected repeal of pooling-of-interests - a favorable accounting treatment for mergers. We will maintain our underweighted position in Japan due to the lack of financial transparency and poor asset quality. We anticipate adding to our overweighted positions in the Asian markets as the incipient recovery from the region's economic problems gathers momentum.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


                                                    VALUE IN

SHARES                                           U.S. DOLLARS

                  COMMON STOCKS-93.4%

                  BANKING-33.9%

        6,776     Allied Irish Banks PLC          $     90,172
        4,800     Argentaria SA                        107,536
       20,422     Australia & New Zealand
                  Banking Group Ltd.,

                  Melbourne                            148,271
       26,136     Banca Intesa SPA                     132,964
        8,384  1  Banco Bilbao Vizcaya SA              120,879
        3,000     Banco Latinoamericano de
                  Exportaciones SA, Class E             85,313
        4,600     Banco Pinto & Sotto Mayor             91,114
        6,217     Banco Santander Central
                  Hispano, SA                          129,624
        2,490     Bank Austria AG                      127,455
        2,818     Bank of Ireland                       53,060
        1,530     Banque Nationale de Paris            128,878
        2,635     Barclays PLC                          80,011
        2,142     Commonwealth Bank of
                  Australia                             34,443
        1,120     Credit Commercial de
                  France                               123,182
        2,970     Cullen Frost Bankers, Inc.           167,063
       42,800     Dah Sing Financial Group             121,973
       15,400     Development Bank of
                  Singapore Ltd.                       159,095
          790     Dexia France                         109,700
        1,500     Dorian Bank SA                        63,509
        1,700     Eaton Vance Corp.                     52,063
        1,500     First Tennessee National
                  Corp.                                 61,781
        5,497     HSBC Holdings PLC                    180,047
       10,723     Lloyds TSB Group PLC                 143,126
        6,400     Macquarie Bank Ltd.                   73,955
        7,520     Mellon Bank Corp.                    268,370
       30,600     MeritaNordbanken Oy                  181,195
        4,190     National Australia Bank
                  Ltd., Melbourne                       67,872
        7,617     National Westminster Bank
                  PLC, London                          172,824
       46,200     Overseas Union Bank Ltd.             237,301
          470     Societe Generale, Paris               85,354
       19,220     Standard Chartered PLC               291,649

                                                    VALUE IN

SHARES                                           U.S. DOLLARS

                  COMMON STOCKS-continued

                  BANKING-CONTINUED

          370     UBS AG                          $    107,011
        9,192     Westpac Banking Corp. Ltd.            62,950
       43,000     Wing Hang Bank Ltd.                  121,434
                  TOTAL                              4,181,174
                  BANKS (MAJOR REGIONAL)-
                  10.8%

        3,840     Bank One Corp.                       217,200
        2,800     BankBoston Corp.                     132,650
        2,800     Fleet Financial Group,

                  Inc.                                 115,150
        5,700     KeyCorp                              198,075
        2,720     Mercantile Bancorporation,
                  Inc.                                 158,950
        4,100     PNC Bank Corp.                       234,725
        1,400     Republic New York Corp.               95,113
        4,290     Summit Bancorp                       175,622
                  TOTAL                              1,327,485
                  BANKS (MONEY CENTER)-4.1%

        3,310     BankAmerica Corp.                    214,116
        2,675     Chase Manhattan Corp.                193,937
        2,000     First Union Corp.                     92,125
                  TOTAL                                500,178
                  BANKS (REGIONAL)-7.6%

        6,250     Compass Bancshares, Inc.             184,961
        4,100     First American Corp.                 167,331
        2,400     First Security Corp.                  45,450
        4,100     First Virginia Bank, Inc.            203,719
        3,520     Keystone Financial, Inc.             112,750
        5,760     SouthTrust Corp.                     224,280
                  TOTAL                                938,491
                  BROADCASTING & PUBLISHING-

                  1.7%

       16,000     BEC World Public Company
                  Ltd.                                  84,097
       30,000     Television Broadcasting              123,793
                  TOTAL                                207,890

                                                    VALUE IN

SHARES                                           U.S. DOLLARS

                  COMMON STOCKS-continued
                  FINANCIAL (DIVERSIFIED)-

                  4.1%

        1,200     American Express Co.            $    145,425
        1,700     Federal National Mortgage
                  Association                          115,600
        1,400     Morgan Stanley, Dean
                  Witter & Co.                         135,100
        4,400     Waddell & Reed Financial,
                  Inc., Class A                        107,800
                  TOTAL                                503,925

                  FINANCIAL SERVICES -5.1%
           18     Julius Baer Holdings Ltd.             54,415
       29,394     Colonial Ltd.                        104,969
        3,220     ING Groep, NV                        172,038
        8,300     Pioneer Group, Inc.                  146,288
          180     Shohkoh Fund & Co.                   100,670
        2,200     United Assets Management
                  Corp.                                 49,088
                  TOTAL                                627,468

                  HEALTH & PERSONAL CARE-
                  0.7%

        2,000     Takeda Chemical Industries            88,856
                  INSURANCE-8.3%

        6,400     Alleanza Assicurazioni                71,724
          648     Allianz AG                           176,991
        1,465     Axa                                  168,762
        1,990     Fortis NV                             64,623
        1,700     Marsh & McLennan Cos., Inc.          123,675
       12,000     Mediolanum                            81,690
        3,555     Prudential Corp., PLC                 46,710
        9,181     Royal & Sun Alliance
                  Insurance Group PLC                   74,836
        5,900     Skandia Forsakrings AB               101,213
          200     Zurich Allied AG                     117,520
                  TOTAL                              1,027,744
                  INSURANCE (MULTI-LINE)-
                  5.4%

        1,300     American International

                  Group, Inc.                          148,606
        1,000     CIGNA Corp.                           93,250
        4,850     Citigroup, Inc.                      321,312
        1,600     Hartford Financial
                  Services Group, Inc.                 101,200
                  TOTAL                                664,368


SHARES OR

PRINCIPAL                                           VALUE IN
AMOUNT                                           U.S. DOLLARS

                  COMMON STOCKS-continued

                  INVESTMENT
                  BANKING/BROKERAGE-0.3%

          840     Bear Stearns Cos., Inc.         $     37,275
                  LEISURE & TOURISM-0.3%
       56,500     Hong Kong & Shanghai Hotel            41,529
                  REAL ESTATE-9.0%
      137,000     Hang Lung Development Co.            158,997
       30,000     Henderson Land Development
                  Co., Ltd.                            151,260
       74,000     New World Development Co.,
                  Ltd.                                 180,829
      272,000     Sino Land Co.                        146,437
       17,086     Sun Hung Kai Properties

                  Ltd.                                 136,603
        2,500     Trizec Hahn Corp.                     51,427
      111,000     Wharf Holdings Ltd.                  282,694
                  TOTAL                              1,108,247
                  SAVINGS & LOAN COMPANIES-
                  1.2%

        3,840     Washington Mutual, Inc.              146,640
                  UTILITIES - ELECTRICAL &
                  GAS-0.9%

       14,000     Cheung Kong                          113,735
                  TOTAL COMMON STOCKS
                  (IDENTIFIED COST

                  $10,314,560)                      11,515,005
                  REPURCHASE AGREEMENT-8.8% 2

  $ 1,080,000     Bear, Stearns and Co.,
                  4.93%, dated 5/28/1999,
                  due 6/1/1999 (at amortized

                  cost)                              1,080,000

                  TOTAL INVESTMENTS
                  (IDENTIFIED COST

                  $11,394,560) 3                  $ 12,595,005

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

3 The cost of investments for federal tax purposes amounts to $11,394,560. The net unrealized appreciation of investments on a federal tax basis amounts to $1,200,445 which is comprised of $1,448,820 appreciation and $248,375 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($12,323,708) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$11,394,560)                                   $ 12,595,005
Cash                                                409,528
Cash denominated in
foreign currencies
(identified cost $266,168)                          266,138
Income receivable                                    37,953
Receivable for shares sold                          187,274
TOTAL ASSETS                                     13,495,898
LIABILITIES:

Payable for investments
purchased                      $ 1,168,207
Payable for taxes withheld           3,158
Net payable for foreign
currency exchange
contracts                               64
Accrued expenses                       761
TOTAL LIABILITIES                                 1,172,190
Net assets for 981,600
shares outstanding                             $ 12,323,708
NET ASSETS CONSIST OF:

Paid in capital                                $ 11,025,451
Net unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                          1,200,425
Accumulated net realized
gain on investments and
foreign currency
transactions                                         67,833
Undistributed net
investment income                                    29,999
TOTAL NET ASSETS                               $ 12,323,708
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($4,552,823 / 361,452
shares outstanding)                                  $12.60
Offering Price Per Share
(100/94.50 of $12.60) 1                              $13.33
Redemption Proceeds Per
Share                                                $12.60
CLASS B SHARES:
Net Asset Value Per Share
($7,111,520 / 567,584
shares outstanding)                                  $12.53
Offering Price Per Share                             $12.53
Redemption Proceeds Per
Share (94.50/100 of
$12.53) 1                                            $11.84
CLASS C SHARES:
Net Asset Value Per Share
($659,365 / 52,564 shares
outstanding)                                         $12.54
Offering Price Per Share                             $12.54
Redemption Proceeds Per
Share (99.00/100 of
$12.54) 1                                            $12.41


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $6,931)                                        $  98,483
Interest                                                            16,945
TOTAL INCOME                                                       115,428
EXPENSES:

Investment advisory fee                         $   41,673
Administrative personnel
and services fee                                    92,247
Custodian fees                                       5,639
Transfer and dividend
disbursing agent fees and
expenses                                            30,259
Directors' fees                                        746
Auditing fees                                        8,364
Legal fees                                           2,295
Portfolio accounting fees                           37,802
Distribution services fee-
Class B Shares                                      16,598
Distribution services fee-
Class C Shares                                       1,972
Shareholder services fee-
Class A Shares                                       4,228
Shareholder services fee-
Class B Shares                                       5,533
Shareholder services fee-
Class C Shares                                         657
Share registration costs                            30,016
Printing and postage                                 8,112
Insurance premiums                                   1,459
Taxes                                                1,058
Miscellaneous                                        2,482
TOTAL EXPENSES                                     291,140
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (41,673)
Reimbursement of other
operating expenses               (164,038)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (205,711)
Net expenses                                                        85,429
Net investment income                                               29,999
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign
currency transactions                                               67,899
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                           213,965
Net realized and
unrealized gain on
investments and foreign
currency transactions                                              281,864
Change in net assets
resulting from operations                                        $ 311,863


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                 SIX MONTHS

                                 ENDED

                                 (unaudited)      PERIOD ENDED
                                 MAY 31,          NOVEMBER 30,
                                 1999             1998  1

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     29,999       $      7,002
Net realized gain on
investments and foreign
currency transactions
($67,899 and $46,202,
respectively, as computed

for federal tax purposes)             67,899             39,152
Net change in unrealized
appreciation of
investments and
translation of assets and
liabilities in foreign
currency                             213,965            986,460
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            311,863          1,032,614
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
realized gains on
investments and foreign
currency transactions

Class A Shares                       (26,326)                 -
Class B Shares                       (17,518)                 -
Class C Shares                        (2,376)                 -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (46,220)                 -
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            10,213,293          7,814,821
Net asset value of shares
issued to shareholders in
payment of
distributions declared                24,119                  -
Cost of shares redeemed           (4,527,419)        (2,500,188)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       5,709,993          5,314,633
Change in net assets               5,975,636          6,347,247
NET ASSETS:

Beginning of period                6,348,072                825
End of period (including
undistributed net
investment income of
$29,999 and $0,

respectively)                   $ 12,323,708       $  6,348,072


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                              ENDED

                              (unaudited)         PERIOD ENDED
                              MAY 31,             NOVEMBER 30,
                              1999                1998   1

NET ASSET VALUE, BEGINNING
OF PERIOD                          $11.99               $10.00
INCOME FROM INVESTMENT

OPERATIONS

Net investment income                0.05                 0.01  2
Net realized and
unrealized gain on
investments and foreign
currency transactions                0.64                 1.98
TOTAL FROM INVESTMENT

OPERATIONS                           0.69                 1.99
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions               (0.08)                   -
NET ASSET VALUE, END OF

PERIOD                             $12.60               $11.99
TOTAL RETURN 3                       5.75%               19.90%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                           6.54% 5             13.09% 5
Net operating loss 4                (3.77%) 5           (10.64%) 5
Expenses (after waivers
and reimbursements)                  1.60% 5              1.60% 5
Net investment income
(after waivers and
reimbursements)                      1.17% 5              0.85% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $4,553               $4,094
Portfolio turnover                     22%                  12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX  MONTHS

                              ENDED

                              (unaudited)          PERIOD ENDED
                              MAY 31,              NOVEMBER 30,
                              1999                 1998          1
NET ASSET VALUE, BEGINNING
OF PERIOD                           $11.98               $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.02                 0.00    2
Net realized and
unrealized gain on
investments and foreign
currency transactions                 0.61                 1.98
TOTAL FROM INVESTMENT

OPERATIONS                            0.63                 1.98
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions                (0.08)                   -
NET ASSET VALUE, END OF

PERIOD                              $12.53               $11.98
TOTAL RETURN 3                        5.25%               19.80%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                            7.29% 5             13.84% 5
Net operating loss 4                 (4.52%) 5           (11.39%) 5
Expenses (after waivers
and reimbursements)                   2.35% 5              2.35% 5
Net investment income
(after waivers and
reimbursements)                       0.42% 5              0.10% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                       $7,112               $1,911
Portfolio turnover                      22%                  12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding. Per share amount does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX  MONTHS

                              ENDED

                              (unaudited)         PERIOD ENDED
                              MAY 31,             NOVEMBER 30,
                              1999                1998          1

NET ASSET VALUE, BEGINNING
OF PERIOD                           $11.98               $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.01                 0.00  2
Net realized and
unrealized gain on
investments and foreign
currency transactions                 0.63                 1.98
TOTAL FROM INVESTMENT

OPERATIONS                            0.64                 1.98
LESS DISTRIBUTIONS:
Distributions from net
realized gain on
investments and foreign
currency transactions                (0.08)                   -
NET ASSET VALUE, END OF

PERIOD                              $12.54               $11.98
TOTAL RETURN 3                        5.34%               19.80%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                            7.29% 5             13.84% 5
Net operating loss 4                 (4.52%) 5           (11.39%) 5
Expenses (after waivers
and reimbursements)                   2.35% 5              2.35% 5
Net investment income
(after waivers and
reimbursements)                       0.42% 5              0.10% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                         $659                 $343
Portfolio turnover                      22%                  12%


1 Reflects operations for the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

2 Per share information is based on average shares outstanding. Per share amount does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of ten portfolios. The financial statements included herein are only those of Federated Global Financial Services Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term capital growth.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 1999, the Fund had an outstanding foreign currency commitment as set forth below:


SETTLEMENT DATE        CONTRACT TO RECEIVE    IN EXCHANGE FOR   CONTRACT AT VALUE   UNREALIZED DEPRECIATION

Contract Purchased:

6/1/99                 37,580 Euro Currency           $39,241             $39,177                     $(64)


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. Dollars based on the rate of exchange of such currencies against U.S. Dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as follows:


                   NUMBER OF PAR VALUE
SHARE CLASS NAME   CAPITAL STOCK AUTHORIZED

Class A Shares     100,000,000
Class B Shares     100,000,000
Class C Shares     100,000,000

 TOTAL             300,000,000


Transactions in capital stock were as follows:


                                     SIX MONTHS ENDED                   PERIOD ENDED
                                       MAY 31, 1999                   NOVEMBER 30, 1998 1

CLASS A SHARES:                  SHARES           AMOUNT             SHARES           AMOUNT
Shares sold                    318,930       $  3,991,298          562,999       $  5,709,657
Shares issued to
shareholders in payment of
distributions declared             505              6,189                -                  -
Shares redeemed               (299,592)        (3,671,086)        (221,423)        (2,470,458)
NET CHANGE RESULTING
FROM CLASS A

SHARE TRANSACTIONS              19,843       $    326,401          341,576       $  3,239,199


                                     SIX MONTHS ENDED                      PERIOD ENDED
                                       MAY 31, 1999                      NOVEMBER 30, 1998 1

CLASS B SHARES:                  SHARES           AMOUNT             SHARES           AMOUNT
Shares sold                    470,385       $  5,861,976          159,648       $  1,768,406
Shares issued to
shareholders in payment of
distributions declared           1,303             15,948                -                  -
Shares redeemed                (63,598)          (792,826)            (179)            (2,008)
NET CHANGE RESULTING
FROM CLASS B

SHARE TRANSACTIONS             408,090       $  5,085,098          159,469       $  1,766,398


                                     SIX MONTHS ENDED                     PERIOD ENDED
                                      MAY 31, 1999                      NOVEMBER 30, 1998 1

CLASS C SHARES:                 SHARES           AMOUNT             SHARES           AMOUNT
Shares sold                     28,975       $    360,019           30,948       $    336,758
Shares issued to
shareholders in payment of
distributions declared             162             $1,982                -                  -
Shares redeemed                 (5,223)           (63,507)          (2,323)           (27,722)
NET CHANGE RESULTING
FROM CLASS C

SHARE TRANSACTIONS              23,914       $    298,494           28,625       $    309,036
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS        451,847       $  5,709,993          529,670       $  5,314,633


1 For the period from September 30, 1998 (date of initial public investment) to November 30, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Advisers (the "Sub-Adviser"), the Sub Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of U.S. securities which the Sub-Adviser manages for the Fund. The fee is paid by the Adviser and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%


Class A Shares did not incur a distribution services fee for the six months ended May 31, 1999, and has no present intention of paying or accruing the distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:


Purchases     $ 6,876,372
Sales         $ 1,722,685


CONCENTRATION OF CREDIT RISK

The Fund invests a portion of its assets in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1999, the diversification of countries was as follows:


                 PERCENTAGE OF
COUNTRY          NET ASSETS

United States    47.0%
Hong Kong        14.3%
United Kingdom    6.7%
France            5.0%
Australia         4.0%
Singapore         3.2%
Spain             2.9%
Italy             2.3%
Switzerland       2.3%
Netherlands       1.9%
Finland           1.5%
Japan             1.5%
Germany           1.4%
Ireland           1.2%
Austria           1.0%
Sweden            0.8%
Panama            0.7%
Portugal          0.7%
Thailand          0.7%
Greece            0.5%
Canada            0.4%


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DREW J. COLLINS

Vice President

RICHARD J. THOMAS

Treasurer

KAREN M. BROWNLEE

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT
 AS OF MAY 31, 1999

Federated Global Financial Services Fund

Established 1998

1ST SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated Global Financial Services Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 981487663
Cusip 981487655
Cusip 981487648
G02455-04 (7/99)

 [Graphic]